UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:    BlackRock Funds II

BlackRock Emerging Market Local Debt Portfolio

BlackRock International Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 09/30/2013

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Emerging Market Local Debt Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Colombia — 0.8%
Empresa de Telecomunicaciones de Bogota, 7.00%, 1/17/23 (a)	COP	2,078,000	$926,564

Foreign Government Obligations
Brazil — 14.2%
Brazil Letras do Tesouro Nacional, 9.72%, 1/01/15 (b)	BRL	11,057	4,410,123
Brazil Notas do Tesouro Nacional Serie F:
10.00%, 1/01/14		7,990	3,606,550
10.00%, 1/01/17		18,172	7,926,216

			15,942,889
Chile — 2.9%
Republic of Chile, 5.50%, 8/05/20	CLP	1,635,000	3,279,718
Colombia — 2.0%
Republic of Colombia:
12.00%, 10/22/15	COP	2,790,000	1,671,404
9.85%, 6/28/27		880,000	602,658

			2,274,062
Czech Republic — 3.7%
Czech Republic:
3.40%, 9/01/15	CZK	67,700	3,776,978
4.20%, 12/04/36		5,700	340,728

			4,117,706
Hungary — 4.7%
Republic of Hungary:
6.75%, 2/24/17	HUF	875,350	4,227,362
6.00%, 11/24/23		240,000	1,104,150

			5,331,512
Indonesia — 4.6%
Republic of Indonesia:
8.25%, 7/15/21	IDR	4,375,000	371,193
11.00%, 9/15/25		14,665,000	1,465,862
6.13%, 5/15/28		12,000,000	814,541
9.50%, 7/15/31		27,700,000	2,487,099

			5,138,695

Foreign Government Obligations	Par (000)		Value
Malaysia — 4.7%
Federation of Malaysia, 4.39%, 4/15/26	MYR	16,644	$5,267,291
Mexico — 10.6%
United Mexican States:
8.00%, 12/17/15	MXN	22,706	1,883,846
6.50%, 6/10/21		62,370	4,983,773
8.50%, 5/31/29		26,420	2,356,280
8.50%, 11/18/38		29,898	2,635,282

			11,859,181
Nigeria — 2.0%
Federal Republic of Nigeria:
10.70%, 5/30/18	NGN	278,250	1,571,761
16.39%, 1/27/22		100,000	714,494

			2,286,255
Panama — 0.0%
Republic of Panama, 9.38%, 4/01/29	USD	1	1,427
Peru — 2.8%
Republic of Peru:
9.91%, 5/05/15	PEN	3,500	1,366,194
7.84%, 8/12/20		4,300	1,787,302

			3,153,496
Philippines — 0.6%
Republic of the Philippines:
4.95%, 1/15/21	PHP	16,000	396,876
6.25%, 1/14/36		11,000	284,221

			681,097
Poland — 4.6%
Republic of Poland:
5.50%, 10/25/19	PLN	13,747	4,726,941
5.75%, 9/23/22		1,345	471,311

			5,198,252
Romania — 3.5%
Republic of Romania:
5.80%, 10/26/15	RON	7,700	2,413,135
5.75%, 1/27/16		2,200	689,648
5.90%, 7/26/17		2,060	656,665
5.85%, 4/26/23		580	184,136

			3,943,584

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ABS Asset-Backed Security	INR Indian Rupee
	AGM Assurance Guaranty Municipal Corp.	JPY Japanese Yen
	ARS Argentine Peso	KRW South Korean Won
	AUD Australian Dollar	LIBOR London Interbank Offered Rate
	BRL Brazilian Real	MXN Mexican Peso
	CAD Canadian Dollar	MYR Malaysian Ringgit
	CDO Collateralized Debt Obligation	NGN Nigerian Naira
	CHF Swiss Franc	NOK Norwegian Krone
	CLO Collateralized Loan Obligation	NZD New Zealand Dollar
	CLP Chilean Peso	PEN Peruvian Nuevo Sol
	CMBS Commercial Mortgage-Backed Security	PHP Philippine Peso
	CNY Chinese Yuan	PLN Polish Zloty
	COP Colombian Peso	RB Revenue Bonds
	CZK Czech Koruna	RON Romanian New Leu
	DKK Danish Krone	RUB Russian Rouble
	ETF Exchange-Traded Fund	SEK Swedish Krona
	EUR Euro	SGD Singapore Dollar
	EURIBOR Euro Interbank Offered Rate	SPDR Standard & Poor’s Depositary Receipts
	FKA Formerly known as	TBA To-be-announced
	GBP British Pound	THB Thai Baht
	GO General Obligation	TRY Turkish Lira
	HKD Hong Kong Dollar	USD US Dollar
	HUF Hungarian Forint	UYU Uruguayan Peso
	IDR Indonesian Rupiah	ZAR South African Rand

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Emerging Market Local Debt Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value
Russia — 4.7%
Russian Federation, 7.60%, 4/14/21	RUB	165,600	$5,271,867
South Africa — 11.1%
Republic of South Africa:
13.50%, 9/15/15	ZAR	10,450	1,180,602
8.00%, 12/21/18		9,150	950,373
7.25%, 1/15/20		7,800	775,879
6.75%, 3/31/21		20,884	2,003,288
10.50%, 12/21/26		52,785	6,325,485
6.25%, 3/31/36		16,628	1,250,594

			12,486,221
Turkey — 10.1%
Republic of Turkey:
10.00%, 6/17/15	TRY	3,985	2,018,096
9.00%, 1/27/16		11,625	5,812,356
10.50%, 1/15/20		3,582	1,900,789
8.50%, 9/14/22		1,430	685,250
7.10%, 3/08/23		2,015	877,800

			11,294,291
Uruguay — 2.1%
Republic of Uruguay, 5.00%, 9/14/18	UYU	29,000	2,404,666
Total Foreign Government Obligations — 88.9%			99,932,210

		Value
Total Long-Term Investments (Cost — $108,968,407) — 89.7%		$100,858,774

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (c)(d)	8,424,564	8,424,564
Total Short-Term Securities (Cost — $8,424,564) — 7.5%		8,424,564

Options Purchased
(Cost — $537,197) — 0.1%	USD	79,914
Total Investments (Cost — $117,930,168*) — 97.3%		109,363,252
Other Assets Less Liabilities — 2.7%		3,006,642

Net Assets — 100.0%		$112,369,894

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$117,930,168

Gross unrealized appreciation	$302,817
Gross unrealized depreciation	(8,869,733)

Net unrealized depreciation	$(8,566,916)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a zero-coupon bond. Rate shown reflects the annualized yield at date of purchase.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	14,366,556	(5,941,992)	8,424,564	$8,172

(d)	Represents the current yield as of report date.

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
59	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	December 2013	USD	7,869,125	$224,614

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	3,222,480	USD	540,685	Bank of America N.A.	10/10/13	$6,909
AUD	614,406	USD	582,644	Citibank N.A.	10/10/13	(9,879)
AUD	652,590	USD	603,936	Goldman Sachs International	10/10/13	4,425
AUD	606,441	USD	575,956	HSBC Bank PLC	10/10/13	(10,617)
AUD	610,000	USD	568,307	UBS AG	10/10/13	351
AUD	1,050,230	USD	985,588	UBS AG	10/10/13	(6,537)

2	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Emerging Market Local Debt Portfolio

•	Foreign currency exchange contracts as of September 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	221,710	USD	93,431	Bank of America N.A.	10/10/13	$6,344
BRL	847,480	USD	380,019	Bank of America N.A.	10/10/13	1,368
BRL	1,380,000	USD	616,842	Bank of America N.A.	10/10/13	4,192
BRL	3,028,950	USD	1,251,632	Bank of America N.A.	10/10/13	111,470
BRL	2,230,000	USD	1,003,826	Citibank N.A.	10/10/13	(271)
CHF	1,322,440	USD	1,422,307	Morgan Stanley & Co. International PLC	10/10/13	40,126
CLP	290,430,930	USD	572,109	Bank of America N.A.	10/10/13	2,445
CLP	663,762,980	USD	1,318,036	Bank of America N.A.	10/10/13	(4,928)
CLP	771,514,859	USD	1,555,474	Citibank N.A.	10/10/13	(29,202)
COP	1,820,960,000	USD	949,282	Bank of America N.A.	10/10/13	5,063
COP	177,346,190	USD	91,270	Morgan Stanley & Co. International PLC	10/10/13	1,675
CZK	4,428,340	USD	228,468	Bank of America N.A.	10/10/13	4,769
CZK	6,535,390	USD	334,777	Bank of America N.A.	10/10/13	9,438
CZK	6,744,820	USD	347,299	Bank of America N.A.	10/10/13	7,947
CZK	8,979,590	USD	468,094	Bank of America N.A.	10/10/13	4,855
CZK	15,054,323	USD	789,532	Citibank N.A.	10/10/13	3,369
EUR	747,800	USD	985,114	Bank of America N.A.	10/10/13	26,572
EUR	431,130	USD	569,204	Deutsche Bank AG	10/10/13	14,065
EUR	690,000	USD	933,952	Deutsche Bank AG	10/10/13	(463)
EUR	1,083,190	USD	1,435,454	JPMorgan Chase Bank N.A.	10/10/13	29,976
EUR	1,660,918	USD	2,242,547	UBS AG	10/10/13	4,482
GBP	356,351	USD	574,435	HSBC Bank PLC	10/10/13	2,415
GBP	370,799	USD	597,342	UBS AG	10/10/13	2,896
HUF	349,496,520	USD	1,571,725	Bank of America N.A.	10/10/13	16,791
HUF	647,575,186	USD	2,967,942	Credit Suisse International	10/10/13	(24,614)
IDR	4,605,339,190	USD	394,462	BNP Paribas S.A.	10/10/13	2,465
IDR	6,250,875,170	USD	543,933	Citibank N.A.	10/10/13	(5,180)
IDR	6,544,849,600	USD	560,347	Deutsche Bank AG	10/10/13	3,743
IDR	21,000,000,000	USD	1,869,991	Deutsche Bank AG	10/10/13	(60,036)
IDR	4,238,500,360	USD	371,570	HSBC Bank PLC	10/10/13	(6,261)
IDR	5,830,149,520	USD	490,753	HSBC Bank PLC	10/10/13	11,737
INR	109,250,929	USD	1,764,531	Deutsche Bank AG	10/10/13	(25,028)
INR	520	USD	8	HSBC Bank PLC	10/10/13	1
JPY	172,890,000	USD	1,737,576	Citibank N.A.	10/10/13	21,425
JPY	16,344,140	USD	164,396	Deutsche Bank AG	10/10/13	1,891
JPY	51,210,000	USD	514,253	Goldman Sachs International	10/10/13	6,763
JPY	67,577,320	USD	675,731	Goldman Sachs International	10/10/13	11,808
JPY	521,858,120	USD	5,239,261	HSBC Bank PLC	10/10/13	70,177
MXN	2,762,190	USD	205,273	Bank of America N.A.	10/10/13	5,556
MXN	24,024,260	USD	1,864,514	Bank of America N.A.	10/10/13	(30,825)
MXN	13,970,000	USD	1,072,388	Bank of America N.A.	10/10/13	(6,106)
MXN	8,019,010	USD	596,320	Citibank N.A.	10/10/13	15,744
MXN	42,020,570	USD	3,154,413	Citibank N.A.	10/10/13	52,872
MXN	7,818,080	USD	584,930	Deutsche Bank AG	10/10/13	11,797
MXN	2,655,480	USD	197,452	HSBC Bank PLC	10/10/13	5,232
MXN	26,870,572	USD	2,106,554	State Street Bank and Trust Co.	10/10/13	(55,616)
MYR	1,750,320	USD	529,678	Citibank N.A.	10/10/13	6,920
MYR	1,221,800	USD	370,692	Deutsche Bank AG	10/10/13	3,877
MYR	14,493,400	USD	4,409,175	HSBC Bank PLC	10/10/13	34,086

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Emerging Market Local Debt Portfolio

•	Foreign currency exchange contracts as of September 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	3,362,509	USD	1,066,448	JPMorgan Chase Bank N.A.	10/10/13	$(35,598)
MYR	400,590	USD	124,438	UBS AG	10/10/13	(1,628)
MYR	868,420	USD	265,572	UBS AG	10/10/13	661
MYR	3,180,909	USD	1,003,125	UBS AG	10/10/13	(27,949)
PEN	3,636,519	USD	1,316,625	State Street Bank and Trust Co.	10/10/13	(12,606)
PEN	555,270	USD	200,133	UBS AG	10/10/13	(1,019)
PHP	10,386,920	USD	233,519	BNP Paribas S.A.	10/10/13	5,066
PLN	410,048	USD	129,806	Bank of America N.A.	10/10/13	1,414
PLN	24,052,730	USD	7,451,630	BNP Paribas S.A.	10/10/13	245,490
PLN	201,580	USD	62,236	Deutsche Bank AG	10/10/13	2,271
PLN	1,848,969	USD	595,853	State Street Bank and Trust Co.	10/10/13	(4,164)
RON	1,996,950	USD	588,862	Barclays Bank PLC	10/10/13	17,159
RON	798,690	USD	237,539	BNP Paribas S.A.	10/10/13	4,843
RON	2,633,780	USD	781,328	BNP Paribas S.A.	10/10/13	17,955
RUB	6,857,060	USD	203,689	Bank of America N.A.	10/10/13	7,564
RUB	11,630,000	USD	364,783	Deutsche Bank AG	10/10/13	(6,485)
RUB	35,590,000	USD	1,099,475	JPMorgan Chase Bank N.A.	10/10/13	(3,015)
RUB	45,323,817	USD	1,420,809	UBS AG	10/10/13	(24,469)
RUB	217,183,460	USD	6,791,759	UBS AG	10/10/13	(100,750)
RUB	2,640,000	USD	81,831	UBS AG	10/10/13	(498)
SGD	846,309	USD	680,928	JPMorgan Chase Bank N.A.	10/10/13	(6,327)
THB	270,633,676	USD	8,383,943	Citibank N.A.	10/10/13	262,270
THB	11,163,570	USD	344,989	Deutsche Bank AG	10/10/13	11,665
THB	22,068,770	USD	680,610	Deutsche Bank AG	10/10/13	24,444
THB	28,991,735	USD	935,821	Deutsche Bank AG	10/10/13	(9,592)
THB	270,623,680	USD	8,378,442	HSBC Bank PLC	10/10/13	267,452
THB	692,390	USD	22,153	UBS AG	10/10/13	(32)
TRY	1,731,300	USD	865,016	Citibank N.A.	10/10/13	(9,509)
TRY	4,718,658	USD	2,421,066	Citibank N.A.	10/10/13	(89,381)
TRY	574,997	USD	279,751	HSBC Bank PLC	10/10/13	4,378
TRY	676,210	USD	328,642	HSBC Bank PLC	10/10/13	5,502
TRY	1,170,000	USD	578,320	JPMorgan Chase Bank N.A.	10/10/13	(174)
TRY	1,020,270	USD	502,130	UBS AG	10/10/13	2,028
USD	39,474	AUD	43,130	Barclays Bank PLC	10/10/13	(733)
USD	1,630,074	AUD	1,830,310	Goldman Sachs International	10/10/13	(76,187)
USD	459,485	BRL	1,048,499	Bank of America N.A.	10/10/13	(12,365)
USD	1,187,601	BRL	2,705,950	Bank of America N.A.	10/10/13	(30,143)
USD	628,081	BRL	1,390,572	Citibank N.A.	10/10/13	2,289
USD	1,474,831	BRL	3,403,910	Citibank N.A.	10/10/13	(57,013)
USD	75,151	BRL	178,740	Morgan Stanley & Co. International PLC	10/10/13	(5,286)
USD	555,231	BRL	1,254,823	UBS AG	10/10/13	(9,470)
USD	1,130,045	BRL	2,520,000	UBS AG	10/10/13	(4,018)
USD	288,904	CHF	267,080	Bank of America N.A.	10/10/13	(6,449)
USD	571,665	CHF	532,180	UBS AG	10/10/13	(16,852)
USD	571,920	CHF	523,181	UBS AG	10/10/13	(6,645)
USD	112,414	CLP	57,656,970	Citibank N.A.	10/10/13	(1,648)
USD	7,522,182	CLP	3,849,100,730	Morgan Stanley & Co. International PLC	10/10/13	(92,411)
USD	161,119	CNY	995,200	Deutsche Bank AG	10/10/13	(1,372)
USD	5,500,642	CNY	33,941,710	HSBC Bank PLC	10/10/13	(41,187)

4	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Emerging Market Local Debt Portfolio

•	Foreign currency exchange contracts as of September 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	204,421	COP	396,883,560	Bank of America N.A.	10/10/13	$(3,581)
USD	535,136	COP	1,033,508,860	Bank of America N.A.	10/10/13	(6,514)
USD	489,732	COP	925,593,204	Citibank N.A.	10/10/13	4,639
USD	282,796	COP	545,654,150	UBS AG	10/10/13	(3,176)
USD	218,320	CZK	4,203,750	Bank of America N.A.	10/10/13	(3,089)
USD	5,946,322	CZK	115,600,660	Barclays Bank PLC	10/10/13	(142,287)
USD	685,854	CZK	13,362,593	Deutsche Bank AG	10/10/13	(17,945)
USD	1,634,581	CZK	31,406,465	HSBC Bank PLC	10/10/13	(19,576)
USD	1,088,831	EUR	826,920	Bank of America N.A.	10/10/13	(29,895)
USD	299,109	EUR	224,097	Credit Suisse International	10/10/13	(4,068)
USD	724,897	EUR	544,790	Deutsche Bank AG	10/10/13	(12,140)
USD	1,615,573	EUR	1,219,520	Goldman Sachs International	10/10/13	(34,296)
USD	2,179,975	EUR	1,610,000	JPMorgan Chase Bank N.A.	10/10/13	1,833
USD	806,141	EUR	605,220	UBS AG	10/10/13	(12,651)
USD	1,568,314	EUR	1,188,640	UBS AG	10/10/13	(39,777)
USD	32,269	GBP	20,660	Barclays Bank PLC	10/10/13	(1,175)
USD	1,094,777	GBP	706,490	Goldman Sachs International	10/10/13	(48,868)
USD	331,774	HUF	75,365,980	Bank of America N.A.	10/10/13	(10,776)
USD	371,430	HUF	83,235,193	Bank of America N.A.	10/10/13	(6,886)
USD	527,079	HUF	116,726,388	Barclays Bank PLC	10/10/13	(3,460)
USD	1,303,843	HUF	297,083,840	Barclays Bank PLC	10/10/13	(46,449)
USD	951,651	HUF	216,310,206	Deutsche Bank AG	10/10/13	(31,512)
USD	2,132,446	HUF	489,289,770	Deutsche Bank AG	10/10/13	(91,451)
USD	299,018	IDR	3,410,294,540	Citibank N.A.	10/10/13	5,090
USD	477,712	IDR	5,326,490,000	Citibank N.A.	10/10/13	18,631
USD	600,444	IDR	6,860,077,650	Citibank N.A.	10/10/13	9,186
USD	645,396	IDR	7,467,228,400	Citibank N.A.	10/10/13	1,808
USD	710,745	IDR	8,024,307,349	Citibank N.A.	10/10/13	19,143
USD	875,029	IDR	9,922,832,740	Citibank N.A.	10/10/13	19,797
USD	1,162,532	IDR	13,020,363,070	Citibank N.A.	10/10/13	40,329
USD	1,179,774	IDR	12,812,348,049	Citibank N.A.	10/10/13	75,499
USD	262,578	IDR	3,019,642,120	Deutsche Bank AG	10/10/13	2,320
USD	362,981	IDR	4,123,469,690	JPMorgan Chase Bank N.A.	10/10/13	7,587
USD	227,608	IDR	2,589,043,560	UBS AG	10/10/13	4,463
USD	465,019	INR	29,756,560	Deutsche Bank AG	10/10/13	(8,768)
USD	568,735	INR	36,871,100	Deutsche Bank AG	10/10/13	(18,330)
USD	89,820	INR	5,752,100	UBS AG	10/10/13	(1,765)
USD	573,237	INR	36,870,590	UBS AG	10/10/13	(13,820)
USD	1,678,526	INR	105,680,000	UBS AG	10/10/13	(4,120)
USD	1,046,562	JPY	103,090,790	Goldman Sachs International	10/10/13	(2,294)
USD	534,543	JPY	52,530,000	HSBC Bank PLC	10/10/13	97
USD	8,185,736	JPY	802,549,190	Morgan Stanley & Co. International PLC	10/10/13	20,519
USD	278,044	JPY	27,273,498	UBS AG	10/10/13	561
USD	315,454	MXN	4,079,509	Bank of America N.A.	10/10/13	4,080
USD	902,671	MXN	11,494,256	Bank of America N.A.	10/10/13	25,354
USD	1,348,099	MXN	17,948,990	Bank of America N.A.	10/10/13	(21,886)
USD	306,250	MXN	3,920,000	Citibank N.A.	10/10/13	7,050
USD	649,465	MXN	8,512,553	Citibank N.A.	10/10/13	(269)
USD	1,097,971	MXN	14,530,000	Citibank N.A.	10/10/13	(11,054)

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock Emerging Market Local Debt Portfolio

•	Foreign currency exchange contracts as of September 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,229,005	MXN	15,975,710	Goldman Sachs International	10/10/13	$9,634
USD	2,216,354	MXN	29,160,000	JPMorgan Chase Bank N.A.	10/10/13	(9,328)
USD	312,847	MXN	4,107,879	UBS AG	10/10/13	(693)
USD	519,101	MYR	1,697,980	Deutsche Bank AG	10/10/13	(1,451)
USD	773,586	MYR	2,505,646	Deutsche Bank AG	10/10/13	5,427
USD	279,698	MYR	890,000	HSBC Bank PLC	10/10/13	6,850
USD	161,117	MYR	522,133	JPMorgan Chase Bank N.A.	10/10/13	1,046
USD	71,506	MYR	230,000	JPMorgan Chase Bank N.A.	10/10/13	995
USD	418,257	MYR	1,379,410	UBS AG	10/10/13	(4,631)
USD	3,333,682	PEN	9,402,650	Citibank N.A.	10/10/13	(38,015)
USD	236,120	PHP	10,386,920	Citibank N.A.	10/10/13	(2,465)
USD	180,565	PLN	579,360	Bank of America N.A.	10/10/13	(4,836)
USD	461,219	PLN	1,496,240	Barclays Bank PLC	10/10/13	(17,593)
USD	467,546	PLN	1,460,000	Barclays Bank PLC	10/10/13	331
USD	214,251	PLN	670,000	Citibank N.A.	10/10/13	(156)
USD	272,778	PLN	884,950	UBS AG	10/10/13	(10,415)
USD	99,802	RON	330,000	Bank of America N.A.	10/10/13	(344)
USD	180,944	RON	611,465	Barclays Bank PLC	10/10/13	(4,619)
USD	98,050	RON	327,340	Citibank N.A.	10/10/13	(1,289)
USD	582,677	RON	1,930,000	Citibank N.A.	10/10/13	(3,028)
USD	226,601	RUB	7,360,000	Citibank N.A.	10/10/13	(147)
USD	153,000	RUB	4,963,330	Credit Suisse International	10/10/13	90
USD	110,117	RUB	3,679,300	Goldman Sachs International	10/10/13	(3,235)
USD	373,812	RUB	12,384,380	Goldman Sachs International	10/10/13	(7,728)
USD	242,871	RUB	8,069,980	HSBC Bank PLC	10/10/13	(5,750)
USD	331,118	RUB	10,729,867	UBS AG	10/10/13	551
USD	421,573	RUB	14,102,230	UBS AG	10/10/13	(12,890)
USD	664,994	SGD	846,740	HSBC Bank PLC	10/10/13	(9,951)
USD	22,293	THB	697,826	Citibank N.A.	10/10/13	(2)
USD	345,722	THB	11,121,870	Citibank N.A.	10/10/13	(9,600)
USD	209,766	THB	6,520,000	HSBC Bank PLC	10/10/13	1,464
USD	8,397,942	THB	270,623,680	HSBC Bank PLC	10/10/13	(247,952)
USD	99,283	THB	3,147,680	JPMorgan Chase Bank N.A.	10/10/13	(1,279)
USD	612,859	THB	19,783,080	JPMorgan Chase Bank N.A.	10/10/13	(19,172)
USD	31,711	THB	990,000	JPMorgan Chase Bank N.A.	10/10/13	83
USD	723,389	THB	23,164,800	UBS AG	10/10/13	(16,681)
USD	210,497	TRY	424,319	Bank of America N.A.	10/10/13	824
USD	138,665	TRY	280,000	Bank of America N.A.	10/10/13	306
USD	140,126	TRY	280,510	Citibank N.A.	10/10/13	1,514
USD	352,546	TRY	723,600	Citibank N.A.	10/10/13	(5,015)
USD	1,000,130	TRY	1,991,010	Citibank N.A.	10/10/13	16,289
USD	2,278,860	TRY	4,572,760	Citibank N.A.	10/10/13	19,269
USD	869,910	TRY	1,775,486	Deutsche Bank AG	10/10/13	(7,432)
USD	579,716	TRY	1,180,000	Deutsche Bank AG	10/10/13	(3,371)
USD	373,942	TRY	763,400	UBS AG	10/10/13	(3,286)
USD	586,533	TRY	1,183,030	UBS AG	10/10/13	1,948
USD	586,571	TRY	1,179,025	UBS AG	10/10/13	3,965
USD	1,206,637	TRY	2,459,730	UBS AG	10/10/13	(8,818)
USD	61,077	ZAR	610,000	Bank of America N.A.	10/10/13	417

6	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Emerging Market Local Debt Portfolio

•	Foreign currency exchange contracts as of September 30, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	472,031	ZAR	4,630,860	Barclays Bank PLC	10/10/13	$11,527
USD	247,530	ZAR	2,376,254	Citibank N.A.	10/10/13	11,229
USD	291,080	ZAR	2,880,000	Citibank N.A.	10/10/13	4,686
USD	450,059	ZAR	4,678,810	Citibank N.A.	10/10/13	(15,214)
USD	514,573	ZAR	5,168,220	Goldman Sachs International	10/10/13	633
USD	1,110,314	ZAR	11,160,000	HSBC Bank PLC	10/10/13	536
USD	1,099,237	ZAR	11,160,000	JPMorgan Chase Bank N.A.	10/10/13	(10,541)
USD	484,768	ZAR	4,840,870	UBS AG	10/10/13	3,380
ZAR	1,185,460	USD	119,283	Bank of America N.A.	10/10/13	(1,398)
ZAR	3,611,470	USD	349,955	Bank of America N.A.	10/10/13	9,178
ZAR	10,818,660	USD	1,085,611	Citibank N.A.	10/10/13	(9,777)
ZAR	696,050	USD	69,712	Goldman Sachs International	10/10/13	(495)
ZAR	13,903,001	USD	1,432,561	Goldman Sachs International	10/10/13	(50,012)
ZAR	2,381,729	USD	230,646	HSBC Bank PLC	10/10/13	6,199
USD	1,843,723	IDR	21,000,000,000	Deutsche Bank AG	11/19/13	46,829
Total						$(277,351)

•	Over-the-counter options purchased as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
AUD Currency	Citibank N.A.	Put	JPY	90.00	10/23/13	AUD	11,500	$70,561
EUR Currency	Goldman Sachs International	Put	USD	1.23	11/18/13	EUR	8,000	307
EUR Currency	Goldman Sachs International	Put	USD	1.28	11/27/13	EUR	8,000	9,046
Total								$79,914

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	7

Schedule of Investments (concluded)	BlackRock Emerging Market Local Debt Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds	—	$926,564	—	$926,564
Foreign Government Obligations	—	99,932,210	—	99,932,210
Short-Term Securities	$8,424,564	—	—	8,424,564
Options Purchased:
Foreign Currency Exchange Contracts	—	79,914	—	79,914
Total	$8,424,564	$100,938,688	—	$109,363,252

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,893,674	—	$1,893,674
Interest rate contracts	$224,614	—	—	224,614
Liabilities:
Foreign currency exchange contracts	—	(2,171,025)	—	(2,171,025)
Total	$224,614	$(277,351)	—	$(52,737)

[1]    Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$621,911	—	—	$621,911
Cash pledged for financial futures contracts	690,000	—	—	690,000
Liabilities:
Bank overdraft	—	$(6,677)	—	(6,677)
Total	$1,311,911	$(6,677)	—	$1,305,234

There were no transfers between levels during the period ended September 30, 2013.

8	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock International Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
France — 0.2%
Driver France FCT, Series 2013-1, Class B, 0.91%, 10/21/20 (a)	EUR	200	$270,692
Germany — 0.6%
SC Germany Auto, Series 2013-2, Class A, 0.61%, 3/12/23 (a)		564	763,205
Volkswagen Car Lease, Series 18, Class B, 0.79%, 7/21/19		100	135,285

			898,490
Italy — 0.3%
Auto ABS, Series 2007-2, Class A, 0.36%, 10/25/20 (a)		38	51,303
Berica PMI SRL, Series 1, Class A1X, 2.63%, 5/31/57		256	347,634

			398,937
Luxembourg — 1.0%
Bumper 2 SA, Series 2011-2, Class A, 1.38%, 2/23/23 (a)		681	927,408
Red and Black Auto Lease Germany 1 SA, Series 1, Class A, 0.91%, 4/15/24		500	674,917

			1,602,325
Netherlands — 0.2%
HIGHWAY BV, Series 2012-1, Class A, 1.23%, 3/26/24 (a)		216	293,179
United Kingdom — 0.7%
Bumper 5 UK Finance PLC, Series 2012-5, Class A2, 1.89%, 6/20/22 (a)	GBP	357	580,518
E-CARAT PLC, Series 2, Class A, 1.04%, 10/18/21		205	331,876
Turbo Finance 2 PLC, Series 2012-1, Class A, 1.89%, 2/20/19 (a)		113	183,721

			1,096,115
United States — 1.8%
Capital One Multi-Asset Execution Trust, Series 2004-3C, Class 3C, 6.63%, 4/19/17		550	912,540
SLM Student Loan Trust, Series 2003-10, 5.15%, 12/15/39		1,280	1,940,619

			2,853,159
Total Asset-Backed Securities — 4.8%			7,412,897

Capital Trusts
France — 0.2%
Veolia Environnement SA, 4.45%, 1/29/49 (a)	EUR	300	396,723
Germany — 0.8%
RWE AG, 4.63%, 9/29/49 (a)		580	794,069
Volkswagen International Finance NV, 3.88%, 9/04/49 (a)		300	406,870

			1,200,939
United Kingdom — 1.4%
BG Energy Capital PLC, 6.50%, 11/30/72 (a)		720	1,073,600
Legal & General Group PLC, 5.88%, 3/29/49 (a)	GBP	650	1,104,905

			2,178,505
Total Capital Trusts — 2.4%			3,776,167

Corporate Bonds	Par (000)		Value
Australia — 0.1%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	USD	155	$157,866
Brazil — 0.2%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (b)		371	380,275
Denmark — 1.5%
Nykredit Realkredit A/S, 1.32%, 10/01/38 (a)	DKK	5	934
Realkredit Danmark A/S, 2.00%, 1/01/14		12,450	2,268,043

			2,268,977
Finland — 0.6%
Nordic Investment Bank, 6.00%, 8/20/14	AUD	1,035	993,136
France — 0.1%
WPP Finance SA, 5.25%, 1/30/15	EUR	57	81,653
Germany — 0.2%
Commerzbank AG, 6.38%, 3/22/19		250	356,939
Indonesia — 0.2%
Perusahaan Penerbit SBSN, 6.13%, 3/15/19 (b)	USD	288	300,240
Ireland — 0.3%
DEPFA ACS Bank, 1.65%, 12/20/16	JPY	40,000	401,122
Jersey — 0.3%
WPP Plc, 6.63%, 5/12/16	EUR	248	383,697
Netherlands — 0.7%
Achmea BV, 6.00%, 4/04/43 (a)		100	140,696
Swiss Reinsurance Co via ELM BV, 5.25% (a)(c)		700	973,038

			1,113,734
Norway — 0.2%
DNB Bank ASA, 3.00%, 9/26/23 (a)		240	324,067
Philippines — 5.4%
Asian Development Bank, 2.35%, 6/21/27	JPY	700,000	8,385,536
United Kingdom — 1.0%
HBOS PLC, 4.88%, 3/20/15	EUR	450	631,314
Nationwide Building Society, 4.13%, 3/20/23 (a)		230	308,627
Northern Rock Asset Management PLC, 5.63%, 6/22/17 (b)	USD	600	680,724

			1,620,665
United States — 2.0%
Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 4/01/21		256	293,119
QVC, Inc., 5.95%, 3/15/43		240	208,152
Verizon Communications, Inc.:
4.50%, 9/15/20		757	805,044
5.15%, 9/15/23		1,097	1,175,749
6.55%, 9/15/43		574	648,010

			3,130,074
Total Corporate Bonds — 12.8%			19,897,981

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	9

Schedule of Investments (continued)	BlackRock International Bond Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
Australia — 2.3%
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (b)	USD	554	$558,261
Commonwealth Bank of Australia, 5.75%, 12/17/13	AUD	3,180	2,984,620

			3,542,881
Brazil — 0.3%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 9/26/23 (b)	USD	477	477,000
British Virgin Islands — 0.3%
CNPC General Capital Ltd., 3.40%, 4/16/23	GBP	525	482,640
France — 0.3%
Electricite de France SA, 5.50%, 10/17/41		300	529,558
Luxembourg — 0.9%
Gazprom Oao Via Gaz Capital SA, 3.39%, 3/20/20	EUR	990	1,321,241
South Korea — 1.0%
Export-Import Bank of Korea, 2.00%, 4/30/20		660	864,666
The Korea Development Bank, 1.50%, 5/30/18		524	699,111

			1,563,777
Spain — 1.6%
Banco Financiero y de Ahorros SA, 3.88%, 11/30/13		1,300	1,765,262
Instituto de Credito Oficial, 4.53%, 3/17/16	CAD	700	690,853

			2,456,115
United Arab Emirates — 0.3%
Emirates Airline, 4.50%, 2/06/25	USD	530	474,350
Total Foreign Agency Obligations — 7.0%			10,847,562

Foreign Government Obligations
Australia — 5.6%
Commonwealth of Australia:
5.75%, 7/15/22	AUD	20	21,421
4.75%, 4/21/27		650	642,633
New South Wales Treasury Corp., 2.75%, 11/20/25		1,515	1,747,961
Queensland Treasury Corp., 6.00%, 9/14/17		6,155	6,298,603

			8,710,618
Austria — 2.4%
Republic of Austria:
4.00%, 9/15/16 (b)	EUR	2,205	3,284,501
1.75%, 10/20/23		310	402,671

			3,687,172
Belgium — 4.0%
Kingdom of Belgium:
2.75%, 3/28/16		295	421,041
4.00%, 3/28/17 (b)		200	299,347
3.50%, 6/28/17		3,720	5,492,332

			6,212,720
Canada — 0.6%
Canada Housing Trust No. 1, 2.40%, 12/15/22	CAD	975	903,791
Denmark — 4.9%
Kingdom of Denmark:
3.13%, 3/17/14	EUR	4,860	6,662,102

Foreign Government Obligations	Par (000)		Value
Denmark (concluded)
1.50%, 11/15/23	DKK	6,000	$1,042,242

			7,704,344
France — 5.2%
Republic of France:
1.75%, 2/25/17	EUR	1,800	2,518,656
1.00%, 5/25/18		460	620,563
4.00%, 10/25/38		3,346	5,025,629

			8,164,848
Germany — 0.1%
Federal Republic of Germany, 2.50%, 7/04/44		170	225,063
Ireland — 1.2%
Republic of Ireland, 5.40%, 3/13/25		1,275	1,888,845
Italy — 10.9%
Buoni Poliennali Del Tesoro:
3.75%, 4/15/16		170	238,669
4.75%, 9/15/16		935	1,345,172
4.00%, 2/01/17		3,100	4,365,272
4.75%, 5/01/17		400	574,274
4.50%, 2/01/20		1,625	2,289,835
4.25%, 3/01/20		3,215	4,472,068
5.50%, 11/01/22		250	365,270
4.50%, 5/01/23		465	633,479
5.00%, 8/01/39		325	437,830
5.00%, 9/01/40		760	1,017,833
4.75%, 9/01/44		920	1,172,745

			16,912,447
Japan — 15.6%
Development Bank of Japan (20 Year), 1.05%, 6/20/23	JPY	813,000	8,555,031
Government of Japan (10 Year), Series 318, 1.00%, 9/20/21		61,000	642,711
Government of Japan (20 Year), Series 130, 1.80%, 9/20/31		891,000	9,543,059
Government of Japan (30 Year):
Series 26, 2.40%, 3/20/37		72,000	840,994
Series 27, 2.50%, 9/20/37		176,000	2,092,822
Series 37, 1.90%, 9/20/42		178,000	1,890,183
Government of Japan CPI Linked, Series 14, 1.20%, 12/10/17		66,300	753,501

			24,318,301
Mexico — 0.6%
United Mexican States, 8.50%, 11/18/38	MXN	10,000	881,427
Netherlands — 4.1%
Kingdom of the Netherlands:
1.25%, 1/15/18	EUR	2,555	3,503,058
1.75%, 7/15/23		2,165	2,820,282

			6,323,340
Slovenia — 2.4%
Republic of Slovenia:
4.38%, 4/02/14		630	856,276
4.17%, 10/16/14 (d)		1,390	1,815,002
4.75%, 5/10/18	USD	370	356,125
5.85%, 5/10/23		700	666,995

			3,694,398
South Africa — 0.4%
Republic of South Africa, 6.50%, 2/28/41	ZAR	8,082	605,853

10	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock International Bond Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value
Spain — 4.7%
Kingdom of Spain:
3.15%, 1/31/16	EUR	10	$13,872
3.25%, 4/30/16		393	546,900
4.25%, 10/31/16		1,350	1,928,350
5.50%, 7/30/17		526	784,432
4.10%, 7/30/18		195	277,220
5.50%, 4/30/21		610	914,158
5.40%, 1/31/23		420	617,289
4.80%, 1/31/24		800	1,122,087
4.20%, 1/31/37		580	694,909
4.70%, 7/30/41		325	416,431

			7,315,648
Turks and Caicos Islands — 0.9%
Turks and Caicos Islands, 3.20%, 2/22/16 (b)	USD	1,330	1,391,145
United Kingdom — 4.1%
United Kingdom Gilt:
1.25%, 7/22/18	GBP	710	1,134,308
4.50%, 12/07/42		2,699	5,191,632

			6,325,940
Total Foreign Government Obligations — 67.7%			105,265,900

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.6%
Netherlands — 0.4%
Storm BV, Series 2010-1, Class A1, 1.02%, 3/22/52 (a)	EUR	485	658,909
United Kingdom — 0.7%
Arkle Master Issuer PLC, Series 2012-1A, Class 2A1, 1.96%, 5/17/60 (a)(b)	USD	578	588,767
Holmes Master Issuer PLC, Series 2010-1A, Class A2, 1.67%, 10/15/54 (a)(b)		421	422,069

			1,010,836
United States — 0.5%
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.92%, 11/25/34 (a)		464	453,808
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 4.87%, 1/25/35 (a)		411	399,845

			853,653

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities — 0.4%
Ireland — 0.2%
German Residential Funding PLC, Series 2013-1, Class D, 3.72%, 8/27/24 (a)	EUR	209	$286,432
United Kingdom — 0.2%
Taurus CMBS PLC, Series 2013-GMF1, Class D, 2.98%, 5/21/24 (a)		194	259,832

			259,832
Total Non-Agency Mortgage-Backed Securities — 2.0%			3,069,662
Total Long-Term Investments (Cost — $150,648,857) — 96.7%			150,270,169

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	5,612,521	5,612,521
Total Short-Term Securities (Cost — $5,612,521) — 3.6%		5,612,521

Options Purchased
(Cost — $444,702) — 0.2%		278,414
Total Investments Before Options Written (Cost — $156,706,080*) — 100.5%		156,161,104

Options Written
(Premiums Received — $ 379,918) — (0.1)%		(210,340)
Total Investments Net of Options Written — 100.4%		155,950,764
Liabilities in Excess of Other Assets — (0.4)%		(598,614)

Net Assets — 100.0%		$155,352,150

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$157,099,777

Gross unrealized appreciation	$16,368,038
Gross unrealized depreciation	(17,306,711)

Net unrealized depreciation	$(938,673)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	Represents a zero-coupon bond. Rate shown reflects the annualized yield at date of purchase.

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	11

Schedule of Investments (continued)	BlackRock International Bond Portfolio

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,284,314	1,328,207	5,612,521	$2,054

(f)	Represents the current yield as of report date.

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
1	Australian Government Bonds (10 Year)	Sydney	December 2013	USD	786,391	$2,333
18	Canadian Government Bonds (10 Year)	Montreal	December 2013	USD	2,265,443	24,513
29	Euro-Bund	Eurex	December 2013	USD	5,512,189	72,208
18	Euro-Buxl	Eurex	December 2013	USD	3,056,089	49,325
7	Japanese Government Bonds (10 Year)	Tokyo	December 2013	USD	10,263,391	56,291
1	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	December 2013	USD	133,375	2,315
12	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2013	USD	1,452,562	5,415
40	Australian Bank Bill (90 Day)	Sydney	December 2014	USD	8,820,203	(9,309)
(139)	Australian Government Bonds (3 Year)	Sydney	December 2013	USD	(37,612,864)	(96,487)
(25)	Euro-Bobl	Eurex	December 2013	USD	(4,208,718)	(37,720)
(147)	Euro-Schatz	Eurex	December 2013	USD	(21,955,139)	(49,495)
(5)	Gilt British	NYSE Liffe	December 2013	USD	(892,990)	(16,068)
(73)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	USD	(9,226,516)	(208,078)
(12)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2013	USD	(2,643,188)	(9,882)
(5)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	December 2013	USD	(710,469)	(23,032)
(40)	Australian Bank Bill (90 Day)	Sydney	June 2014	USD	(8,865,624)	6,772
Total						$(230,899)

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	844,477	HUF	250,031,000	Deutsche Bank AG	10/09/13	$5,956
HUF	99,592,020	PLN	1,405,000	Deutsche Bank AG	10/09/13	3,053
PLN	1,429,000	EUR	335,415	Deutsche Bank AG	10/09/13	3,548
USD	1,441,413	JPY	143,151,000	JPMorgan Chase Bank N.A.	10/09/13	(15,011)
JPY	3,273,349,000	USD	32,866,336	Deutsche Bank AG	10/10/13	437,047
USD	820,000	JPY	81,455,520	Citibank N.A.	10/10/13	(8,737)
USD	1,980,000	JPY	197,052,174	Citibank N.A.	10/10/13	(24,829)
USD	315,000	JPY	30,934,638	Credit Suisse International	10/10/13	268
USD	750,000	JPY	75,309,075	Credit Suisse International	10/10/13	(16,202)
USD	200,000	JPY	19,865,020	Deutsche Bank AG	10/10/13	(2,109)
USD	784,748	JPY	77,000,000	Deutsche Bank AG	10/10/13	1,283
USD	1,470,000	JPY	145,206,600	Royal Bank of Scotland PLC	10/10/13	(7,347)
CHF	848,612	EUR	685,000	Credit Suisse International	10/17/13	11,761
CHF	396,736	EUR	320,000	Deutsche Bank AG	10/17/13	5,831
CHF	829,467	EUR	670,000	UBS AG	10/17/13	10,881
EUR	3,037,245	CHF	3,744,194	Deutsche Bank AG	10/17/13	(31,692)
EUR	330,000	CHF	406,379	UBS AG	10/17/13	(2,965)
EUR	258,000	USD	349,345	Deutsche Bank AG	10/17/13	(295)
EUR	572,000	USD	773,675	UBS AG	10/17/13	187
AUD	600,000	USD	554,794	BNP Paribas S.A.	10/22/13	4,058
CAD	1,766,000	USD	1,697,083	JPMorgan Chase Bank N.A.	10/22/13	16,453
CHF	930,899	USD	981,236	UBS AG	10/22/13	48,314
GBP	604,000	USD	912,832	Bank of America N.A.	10/22/13	64,803
GBP	115,000	USD	177,889	Citibank N.A.	10/22/13	8,250
GBP	968,000	USD	1,535,967	Credit Suisse International	10/22/13	30,839
GBP	528,000	USD	849,672	Deutsche Bank AG	10/22/13	4,949

12	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock International Bond Portfolio

•	Foreign currency exchange contracts as of September 30, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	60,000	USD	95,827	UBS AG	10/22/13	$1,290
JPY	87,600,000	USD	886,788	Deutsche Bank AG	10/22/13	4,531
MXN	11,003,000	USD	846,904	Citibank N.A.	10/22/13	(8,013)
NOK	2,476,000	USD	400,647	Deutsche Bank AG	10/22/13	10,742
NZD	113,000	USD	88,214	Barclays Bank PLC	10/22/13	5,484
PLN	5,095,000	USD	1,504,482	Deutsche Bank AG	10/22/13	124,688
SEK	8,349,000	USD	1,229,829	JPMorgan Chase Bank N.A.	10/22/13	68,551
SGD	1,178,000	USD	920,080	Deutsche Bank AG	10/22/13	18,931
USD	414,612	AUD	450,000	UBS AG	10/22/13	(4,526)
USD	10,551,719	AUD	11,583,000	UBS AG	10/22/13	(236,907)
USD	346,109	CAD	360,000	BNP Paribas S.A.	10/22/13	(3,196)
USD	891,919	CAD	920,000	Deutsche Bank AG	10/22/13	(750)
USD	251,926	CAD	260,000	Royal Bank of Scotland PLC	10/22/13	(350)
USD	318,314	CHF	288,000	Deutsche Bank AG	10/22/13	(206)
USD	727,009	CHF	662,000	UBS AG	10/22/13	(5,145)
USD	1,044,487	DKK	5,756,478	BNP Paribas S.A.	10/22/13	104
USD	465,516	DKK	2,714,237	Deutsche Bank AG	10/22/13	(26,921)
USD	250,772	DKK	1,400,000	Royal Bank of Scotland PLC	10/22/13	(3,226)
USD	203,458	GBP	130,000	Barclays Bank PLC	10/22/13	(6,960)
USD	1,013,211	GBP	661,000	Barclays Bank PLC	10/22/13	(56,685)
USD	238,475	GBP	150,000	Citibank N.A.	10/22/13	(4,316)
USD	429,633	GBP	275,000	Citibank N.A.	10/22/13	(15,482)
USD	375,929	GBP	235,000	Deutsche Bank AG	10/22/13	(4,442)
USD	398,281	GBP	250,000	Royal Bank of Scotland PLC	10/22/13	(6,369)
USD	315,732	GBP	195,000	UBS AG	10/22/13	105
USD	238,748	JPY	23,560,000	Citibank N.A.	10/22/13	(972)
USD	443,387	JPY	44,000,000	Citibank N.A.	10/22/13	(4,307)
USD	2,007,816	JPY	200,000,000	Deutsche Bank AG	10/22/13	(27,158)
USD	200,854	JPY	20,000,000	UBS AG	10/22/13	(2,644)
USD	246,326	SEK	1,600,000	Royal Bank of Scotland PLC	10/22/13	(2,495)
USD	250,000	SGD	317,118	JPMorgan Chase Bank N.A.	10/22/13	(2,782)
USD	472,038	ZAR	4,910,000	Barclays Bank PLC	10/22/13	(15,304)
USD	181,563	ZAR	1,849,000	JPMorgan Chase Bank N.A.	10/22/13	(1,960)
ZAR	10,170,000	USD	1,017,471	Barclays Bank PLC	10/22/13	(8,047)
ZAR	1,619,000	USD	164,133	Deutsche Bank AG	10/22/13	(3,439)
EUR	235,000	USD	318,124	UBS AG	10/24/13	(163)
USD	236,619	EUR	175,000	Bank of America N.A.	10/24/13	(143)
USD	229,205	EUR	170,000	Barclays Bank PLC	10/24/13	(793)
USD	283,359	EUR	210,000	Citibank N.A.	10/24/13	(756)
USD	11,782,481	EUR	8,716,000	UBS AG	10/24/13	(9,653)
CAD	925,558	GBP	580,000	Barclays Bank PLC	11/12/13	(41,064)
MYR	3,587,032	USD	1,094,141	Citibank N.A.	11/13/13	3,042
USD	6,741,047	EUR	5,035,100	Citibank N.A.	11/20/13	(71,584)
Total						$209,004

•	Exchange-traded options purchased as of September 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar Futures	Put	USD	98.50	12/16/13	510	$3,187

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	13

Schedule of Investments (continued)	BlackRock International Bond Portfolio

•	Over-the-counter interest rate swaptions purchased as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/27/17	USD	6,100	$275,227

•	Exchange-traded options written as of September 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar Futures	Put	USD	98.00	12/16/13	510	$(3,188)

•	Over-the-counter interest rate swaptions written as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/27/17	USD	12,200	$(207,152)

•	Over-the-counter interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.90%[1]	6-month EURIBOR	Deutsche Bank AG	11/30/17	EUR	3,900	$1,482	—	$1,482
0.88%[1]	6-month EURIBOR	Citibank N.A.	1/10/18	EUR	1,970	(5,675)	—	(5,675)
Total						$(4,193)	—	$(4,193)

[1]	Fund pays the floating rate and receives the fixed rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

14	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock International Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$7,412,897	—	$7,412,897
Capital Trusts	—	3,776,167	—	3,776,167
Corporate Bonds	—	19,897,981	—	19,897,981
Foreign Agency Obligations	—	10,847,562	—	10,847,562
Foreign Government Obligations	—	105,265,900	—	105,265,900
Non-Agency Mortgage-Backed Securities	—	3,069,662	—	3,069,662
Short-Term Securities	$5,612,521	—	—	5,612,521
Options Purchased:
Interest Rate Contracts	—	278,414	—	278,414
Total	$5,612,521	$150,548,583	—	$156,161,104

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$894,949	—	$894,949
Interest rate contracts	$219,172	1,482	—	220,654
Liabilities:
Foreign currency exchange contracts	—	(685,945)	—	(685,945)
Interest rate contracts	(453,259)	(212,827)	—	(666,086)
Total	$(234,087)	$(2,341)	—	$(236,428)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$11,161	—	—	$11,161
Foreign currency at value	1,245,859	—	—	1,245,859
Cash pledged for financial futures contracts	667,000	—	—	667,000
Liabilities:
Cash received as collateral for over-the-counter derivatives	—	$(100,000)	—	(100,000)
Total	$1,924,020	$(100,000)	—	$1,824,020

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	15

Consolidated Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Cayman Islands — 2.6%
ACAS CLO Ltd.:
Series 2013-1A, Class C, 3.24%, 4/20/25 (a)(b)	USD	2,000	$1,920,000
Series 2013-1A, Class D, 4.09%, 4/20/25 (a)(b)		1,000	942,500
Adirondack Park CLO Ltd., Series 2013-1A, Class E, 4.92%, 4/15/24 (a)(b)		2,250	2,041,875
ALM Loan Funding:
Series 2012-7A, Class C, 4.77%, 10/19/24 (a)(b)		1,125	1,128,038
Series 2013-7R2A, Class B, 2.86%, 4/24/24 (a)(b)		9,260	8,843,300
ALM VI Ltd., Series 2012-6A, Class C, 5.00%, 6/14/23 (a)(b)		3,840	3,850,752
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1, 1.47%, 7/13/25 (a)(b)		6,735	6,695,937
ARES CLO Ltd., Series 2012-2A, Class C, 3.42%, 10/12/23 (a)(b)		2,000	1,998,800
Ares XXV CLO Ltd., Series 2012-3X, Class D, 4.92%, 1/17/24 (b)		2,500	2,500,000
ARES XXVI CLO Ltd., Series 2013-1A, Class D, 4.04%, 4/15/25 (a)(b)		500	496,195
Atrium IX, Series 9A, Class D, 3.76%, 2/28/24 (a)(b)		1,750	1,663,375
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.47%, 7/15/24 (a)(b)		3,210	3,170,196
Carlyle Global Market Strategies, Series 2012-4A, Class E, 5.77%, 1/20/25 (a)(b)		3,400	3,251,760
Cent CLO LP, Series 2013-17A, Class C, 3.79%, 1/30/25 (a)(b)		1,000	951,400
CIFC Funding Ltd.:
Series 2012-3A, Class A2L, 2.51%, 1/29/25 (a)(b)		4,480	4,468,800
Series 2013-1A, Class C, 3.88%, 4/16/25 (a)(b)		1,700	1,707,820
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.49%, 10/20/43 (a)(b)		3,212	2,989,729
Dryden XXIII Senior Loan Fund, Series 2012-23A, Class C, 5.27%, 7/17/23 (a)(b)		5,385	5,408,694
ECP CLO Ltd.:
Series 2008-1A, Class A2, 3.25%, 3/17/22 (a)(b)		14,850	14,850,000
Series 2012-4A, Class A1, 1.60%, 6/19/24 (a)(b)		4,790	4,790,766
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.91%, 3/21/24 (a)(b)		1,000	963,800
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class D, 5.77%, 4/20/23 (a)(b)		5,000	4,801,000
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 2.88%, 4/15/25 (a)(b)		3,000	2,857,500
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class E, 5.77%, 4/17/22 (a)(b)		7,000	6,724,900
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.47%, 10/28/24 (a)(b)		11,535	11,470,404
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.78%, 4/15/25 (a)(b)		1,000	950,100
Highbridge Loan Management Ltd., Series 2012-1A, Class B, 4.40%, 9/20/22 (a)(b)		3,000	3,007,500
ING Investment Management CLO Ltd.:
Series 2012-2A, Class A, 1.80%, 10/15/22 (a)(b)		2,875	2,880,750

Asset-Backed Securities	Par (000)		Value
Cayman Islands (concluded)
Series 2012-2A, Class C, 3.72%, 10/15/22 (a)(b)	USD	5,000	$5,030,000
Series 2012-3A, Class D, 5.02%, 10/15/22 (a)(b)		4,000	4,030,000
KKR CLO Trust, Series 2013-1A, Class A1, 1.45%, 7/15/25 (a)(b)		7,785	7,712,210
KKR Financial CLO Corp., Series 2007-AA, Class A, 1.02%, 10/15/17 (a)(b)		6,057	6,018,731
LCM IX LP, Series 9A, Class E, 4.47%, 7/14/22 (a)(b)		3,000	2,678,100
Madison Park Funding I Ltd., Series 2013-11A, Class D, 3.80%, 10/23/25 (a)(b)		1,000	952,600
Marea CLO Ltd.:
Series 2012-1A, Class B, 2.62%, 10/16/23 (a)(b)		2,143	2,152,472
Series 2012-1A, Class C, 3.72%, 10/16/23 (a)(b)		1,964	1,966,710
Series 2012-1X, Class D, 4.82%, 10/16/23 (b)		1,500	1,498,500
Marine Park CLO Ltd., Series 2012-1A, Class D, 6.01%, 5/18/23 (a)(b)		1,000	955,000
Mountain Hawk CLO Ltd., Series 2013-2A, Class A1, 1.42%, 7/22/24 (a)(b)		10,005	9,879,937
Muir Woods CLO Ltd., Series 2012-1A, Class C, 4.00%, 9/14/23 (a)(b)		4,200	4,217,346
Neuberger Berman CLO Ltd., Series 2012-12A, Class D, 5.77%, 7/25/23 (a)(b)		3,695	3,713,475
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.27%, 1/15/24 (a)(b)		1,000	987,500
Octagon Investment Partners XV Ltd., Series 2013-1A, Class E, 5.02%, 1/19/25 (a)(b)		1,250	1,139,575
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.39%, 7/17/25 (a)(b)		8,330	8,255,030
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1, 1.62%, 10/25/25 (a)(b)		8,425	8,425,000
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.76%, 5/15/23 (a)(b)		5,510	5,515,510
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.68%, 8/23/24 (a)(b)		10,470	10,417,650
OZLM Funding III Ltd., Series 2013-3A, Class A1, 1.60%, 1/22/25 (a)(b)		4,500	4,469,400
OZLM Funding Ltd., Series 2012-2X, Class B, 3.52%, 10/30/23 (b)		5,050	4,979,300
Palmer Square CLO Ltd.:
Series 2013-2A, Class A1A, 1.65%, 10/17/25 (a)(b)		10,000	9,975,000
Series 2013-2A, Class B, 3.30%, 10/17/25 (a)(b)		5,000	4,855,000
Regatta Funding LP, Series 2013-2A, Class D, 5.77%, 1/15/25 (a)(b)		1,750	1,669,500

			218,819,437
Italy — 0.1%
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	4,573	6,240,534
Berica PMI SRL, Series 1, Class A1X, 2.63%, 5/31/57		2,049	2,781,075

			9,021,609

16	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)			Value
United States — 9.3%
ACAS CLO Ltd., Series 2007-1A, Class A1S, 0.48%, 4/20/21 (a)(b)	USD	33,790		$33,029,725
Ally Auto Receivables Trust, Series 2012-A, Class R, 0.00%, 10/15/18 (a)(c)(d)		—	(c)	10,197,814
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17		4,500		4,671,135
Series 2012-2, Class C, 2.64%, 10/10/17		2,575		2,628,563
Series 2012-3, Class C, 2.42%, 5/08/18		2,540		2,578,039
Series 2012-4, Class B, 1.31%, 11/08/17		1,675		1,674,015
Series 2012-4, Class C, 1.93%, 8/08/18		2,640		2,634,572
Series 2013-1, Class C, 1.57%, 1/08/19		6,732		6,587,538
Series 2013-4, Class C, 2.72%, 9/09/19		1,680		1,699,105
Series 2013-4, Class D, 3.31%, 10/08/19		3,945		3,958,220
BOAA_12-1: Cert, Series 2012-1, 28.41%, 3/15/19 (d)		15,937		2,509,877
Capital One Multi-Asset Execution Trust, Series 2004-3C, Class 3C, 6.63%, 4/19/17	GBP	1,500		2,488,745
Carlyle High Yield Partners X Ltd., Series 2007-10A, Class D, 1.47%, 4/19/22 (a)(b)	USD	2,500		2,193,750
Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.32%, 12/25/36 (b)		9,750		5,506,751
Chesapeake Funding LLC:
Series 2012-1A, Class B, 1.78%, 11/07/23 (a)(b)		2,320		2,330,575
Series 2012-1A, Class C, 2.18%, 11/07/23 (a)(b)		1,495		1,501,789
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		16,558		16,557,372
Clydesdale CLO 2006 Ltd., Series 2006-1A, Class A1, 0.51%, 12/19/18 (a)(b)		14,000		13,687,800
Credit Acceptance Auto Loan Trust:
Series 2010-1, Class B, 3.63%, 10/15/18 (a)		748		747,893
Series 2011-1, Class A, 2.61%, 3/15/19 (a)		5,000		5,044,085
Series 2011-1, Class B, 3.96%, 9/15/19 (a)		2,250		2,307,688
Series 2012-2A, Class A, 1.52%, 3/16/20 (a)		3,865		3,876,568
Series 2012-2A, Class B, 2.21%, 9/15/20 (a)		1,750		1,758,559
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (a)		26,497		24,374,746
DT Auto Owner Trust:
Series 2011-3A, Class C, 4.03%, 2/15/17 (a)		1,840		1,846,227
Series 2011-3A, Class D, 5.83%, 3/15/18 (a)		7,295		7,480,971
Series 2012-1A, Class B, 2.26%, 10/16/17 (a)		1,825		1,826,609
Series 2012-1A, Class C, 3.38%, 10/16/17 (a)		1,400		1,407,200
Series 2012-1A, Class D, 4.94%, 7/16/18 (a)		3,285		3,345,759
Series 2012-2A, Class B, 1.85%, 4/17/17 (a)		480		480,710
Series 2012-2A, Class C, 2.72%, 4/17/17 (a)		200		201,584
First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A4, 0.39%, 12/25/36 (b)		11,311		5,752,238
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.77%, 10/25/24 (a)(b)		10,200		10,228,560

Asset-Backed Securities	Par (000)		Value
United States (continued)
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class C, 1.68%, 1/15/16 (b)	USD	3,470	$3,479,865
Series 2012-1, Class D, 2.28%, 1/15/16 (b)		3,250	3,261,567
Series 2012-2, Class C, 2.86%, 1/15/19		815	837,980
Series 2012-2, Class D, 3.50%, 1/15/19		1,445	1,494,306
Series 2012-4, Class C, 1.39%, 9/15/16		1,975	1,982,335
Series 2012-4, Class D, 2.09%, 9/15/16		3,445	3,465,181
Series 2013-1, Class D, 1.82%, 1/15/18		3,530	3,516,307
Fraser Sullivan CLO II Ltd., Series 2006-2A, Class B, 0.65%, 12/20/20 (a)(b)		2,000	1,910,000
Fremont Home Loan Trust:
Series 2006-3, Class 2A3, 0.35%, 2/25/37 (b)		10,000	4,883,540
Series 2006-B, Class 2A3, 0.34%, 8/25/36 (b)		12,306	4,688,022
GSAA Home Equity Trust, Series 2005-11, Class 2A1, 0.46%, 10/25/35 (b)		4,135	3,725,462
GSAMP Trust, Series 2006-FM2, Class A2C, 0.33%, 9/25/36 (b)		35,819	13,873,944
HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A1, 1.34%, 10/15/43 (a)		1,445	1,445,433
Series 2012-T2, Class A2, 1.99%, 10/15/45 (a)		3,200	3,214,080
Series 2012-T2, Class B1, 1.74%, 10/15/43 (a)		1,269	1,269,381
Series 2012-T2, Class B2, 2.48%, 10/15/45 (a)		1,150	1,161,845
Series 2012-T2, Class C2, 3.96%, 10/15/45 (a)		2,100	2,174,760
Series 2012-T2, Class D2, 4.94%, 10/15/45 (a)		1,030	1,070,273
Series 2013-T1, Class C2, 2.49%, 1/16/46 (a)		900	901,440
Series 2013-T1, Class D2, 3.23%, 1/16/46 (a)		1,610	1,612,576
Series 2013-T3, Class B3, 2.14%, 5/15/46 (a)		4,505	4,366,246
Series 2013-T5, Class AT5, 1.98%, 8/15/46 (a)		6,035	6,057,933
Series 2013-T6, Class AT6, 1.29%, 9/15/44 (a)		13,550	13,550,000
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		2,010	2,045,981
JG Wentworth XX LLC, Series 2010-1A, Class A, 5.56%, 7/15/59 (a)		9,412	10,702,121
JG Wentworth XXI LLC, Series 2010-2A, Class A, 4.07%, 1/15/48 (a)		1,696	1,800,622
JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)		9,574	10,029,748
Lehman XS Trust, Series 2007-1, Class 2A1, 5.87%, 2/25/37 (b)		9,500	8,323,905
Mastr Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.34%, 10/25/36 (b)		9,610	4,801,820
Nationstar Mortgage Advance Receivables Trust:
Series 2013-T1A, Class A1, 1.08%, 6/20/44 (a)		14,500	14,494,591
Series 2013-T2A, Class A2, 1.68%, 6/20/46 (a)		22,825	22,765,290
Nelnet Student Loan Trust:
Series 2006-1, Class A5, 0.37%, 8/23/27 (b)		1,910	1,858,367
Series 2008-3, Class A4, 1.91%, 11/25/24 (b)		4,435	4,662,888

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
United States (continued)
Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, 0.67%, 5/25/35 (b)	USD	9,500	$8,253,249
Octr_06-1 X: A1, Series 06-1X, Class A1, 0.52%, 10/12/20 (b)		16,174	15,745,091
PFS Financing Corp.:
Series 2012-AA, Class A, 1.38%, 2/15/16 (a)(b)		3,490	3,495,846
Series 2012-AA, Class B, 1.88%, 2/15/16 (a)(b)		4,965	4,977,696
Series 2012-BA, Class B, 1.68%, 10/17/16 (a)(b)		4,030	4,018,152
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF3, 7.24%, 9/25/37 (e)		15,000	8,460,270
Santander Drive Auto Receivables Trust:
Series 2011-4, Class C, 3.82%, 8/15/17		445	456,901
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		1,026	1,028,483
Series 2011-S1A, Class C, 1.89%, 5/15/17 (a)		492	492,744
Series 2012-1, Class B, 2.72%, 5/16/16		1,780	1,807,699
Series 2012-1, Class C, 3.78%, 11/15/17		2,400	2,453,870
Series 2012-3, Class B, 1.94%, 12/15/16		4,175	4,221,372
Series 2012-3, Class C, 3.01%, 4/16/18		5,690	5,840,472
Series 2012-4, Class C, 2.94%, 12/15/17		3,395	3,461,681
Series 2012-4, Class D, 3.50%, 6/15/18		21,020	21,481,767
Series 2012-5, Class B, 1.56%, 8/15/18		3,740	3,771,655
Series 2012-5, Class C, 2.70%, 8/15/18		1,780	1,791,210
Series 2013-1, Class D, 2.27%, 1/15/19		3,820	3,733,932
Series 2013-4, Class B, 2.16%, 1/15/20		9,020	9,175,694
Series 2013-4, Class C, 3.25%, 1/15/20		7,630	7,748,830
Series 2013-4, Class D, 3.92%, 1/15/20		2,480	2,509,405
Series 2013-4, Class E, 4.67%, 1/15/20 (a)		25,000	24,988,275
Series 2013-A, Class B, 1.89%, 10/15/19 (a)		13,020	13,012,188
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		5,040	5,042,520
Series 2013-A, Class D, 3.78%, 10/15/19 (a)		3,295	3,299,613
Series 2013-A, Class E, 4.71%, 1/15/21 (a)		23,740	23,758,992
Scholar Funding Trust, Series 2011-A, Class A, 1.16%, 10/28/43 (a)(b)		4,011	3,988,715
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.65%, 3/15/22 (b)		5,218	5,086,448
Series 2004-A, Class A3, 0.65%, 6/15/33 (b)		16,595	14,811,817
Series 2004-B, Class A2, 0.45%, 6/15/21 (b)		2,460	2,418,245
Series 2004-B, Class A3, 0.58%, 3/15/24 (b)		10,555	9,160,706
Series 2004-B, Class B, 0.72%, 9/15/33 (b)		1,530	1,320,624
Series 2006-B, Class A4, 0.43%, 3/15/24 (b)		8,395	8,074,026
Series 2006-B, Class B, 0.54%, 12/15/39 (b)		10,807	8,444,517
SLM Private Education Loan Trust:
Series 2011-A, Class A2, 4.37%, 4/17/28 (a)		2,000	2,129,782

Asset-Backed Securities	Par (000)		Value
United States (concluded)
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)	USD	3,340	$3,504,635
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		7,690	8,394,196
Series 2012-A, Class A1, 1.58%, 8/15/25 (a)(b)		1,831	1,845,378
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		10,765	11,240,092
Series 2012-B, Class A2, 3.48%, 10/15/30 (a)		5,750	6,026,362
Series 2012-C, Class A1, 1.28%, 8/15/23 (a)(b)		3,896	3,911,914
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		9,015	9,359,057
Series 2012-D, Class A2, 2.95%, 2/15/46 (a)		21,090	21,719,410
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		8,025	7,929,807
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		5,750	5,620,199
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		8,425	7,770,041
Series 2013-B, Class A2B, 1.28%, 6/17/30 (a)(b)		9,970	9,860,480
SLM Student Loan Trust:
Series 2003-11, Class A6, 0.54%, 12/15/25 (a)(b)		17,540	17,511,848
Series 2013-C, Class A2A, 2.94%, 10/15/31 (a)		15,620	15,781,042
Series 2013-C, Class B, 3.50%, 6/15/44 (a)		12,690	12,007,024
SpringCastle America Funding LLC, Series 2013-1A, Class A, 3.75%, 4/03/21 (a)		37,900	37,561,120
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		7,700	7,647,178
Series 2012-C, Class C, 4.55%, 8/15/22		4,510	4,743,199
Series 2012-C, Class M, 3.32%, 8/15/22		2,270	2,315,868
Series 2012-D, Class A, 2.15%, 4/17/23		2,290	2,233,164
Series 2012-D, Class B, 3.34%, 4/17/23		3,290	3,155,265
Series 2012-D, Class M, 3.09%, 4/17/23		2,525	2,457,911

			795,600,268
Total Asset-Backed Securities — 12.0%			1,023,441,314

Common Stocks		Shares
Finland — 0.0%
Nokia OYJ		112,039	736,337
United States — 0.0%
The ADT Corp.		62,000	2,520,920
Vantage Drilling Co. (f)		460,000	795,800

			3,316,720
Total Common Stocks — 0.0%			4,053,057

18	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Australia — 0.4%
BHP Billiton Finance Ltd., 2.13%, 11/29/18	EUR	200	$277,393
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	USD	19,432	19,580,966
5.00%, 9/30/43		5,143	5,238,089
FMG Resources August 2006 Pty Ltd., 8.25%, 11/01/19 (a)		2,500	2,693,750
Leighton Finance USA Pty Ltd., 5.95%, 11/13/22		6,100	6,024,360
Linc Energy Ltd., 7.00%, 4/10/18		1,000	840,000
Origin Energy Finance Ltd., 3.50%, 10/04/21	EUR	390	526,979
Telstra Corp. Ltd., 2.50%, 9/15/23		100	131,857

			35,313,394
Belgium — 0.0%
Anheuser-Busch InBev NV, 4.00%, 9/24/25	GBP	155	256,650
Ontex IV SA, 9.00%, 4/15/19	EUR	1,119	1,600,885
UCB SA, 4.13%, 1/04/21		410	556,776

			2,414,311
Bermuda — 0.0%
Bacardi Ltd., 2.75%, 7/03/23		335	447,923
Brazil — 0.1%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (a)	USD	9,198	9,427,950
Canada — 0.3%
Barrick Gold Corp., 4.10%, 5/01/23		6,500	5,723,887
MDC Partners, Inc., 6.75%, 4/01/20 (a)		1,190	1,204,875
MEG Energy Corp.:
6.50%, 3/15/21 (a)		2,430	2,448,225
7.00%, 3/31/24 (a)		11,171	11,240,819
Teck Resources Ltd., 5.40%, 2/01/43		3,231	2,823,855

			23,441,661
Cayman Islands — 0.0%
Country Garden Holdings Co., 7.25%, 4/04/21		3,200	3,153,500
China — 1.2%
21Vianet Group, Inc., 7.88%, 3/22/16	CNY	23,500	3,786,295
Baidu, Inc., 3.25%, 8/06/18	USD	8,500	8,496,124
Bestgain Real Estate Ltd., 2.63%, 3/13/18		5,000	4,665,750
Caifu Holdings Ltd., 8.75%, 1/24/20		5,000	4,850,000
China Datang Corp., 3.60%, 4/25/16	CNY	12,000	1,942,306
China Nickel Resources Holdings Co. Ltd., 10.00%, 3/12/15	HKD	12,500	1,531,092
China Overseas Finance Cayman V Ltd., 5.35%, 11/15/42 (g)	USD	900	813,060
Citic Pacific Ltd., 6.80%, 1/17/23		2,000	1,845,000
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		10,750	9,715,850
Fantasia Holdings Group Co. Ltd., 13.75%, 9/27/17		4,100	4,485,810
Gemdale International Investment Ltd., 7.13%, 11/16/17		2,000	2,055,000
Glorious Property Holdings Ltd., 13.25%, 3/04/18		4,800	4,200,000
Greentown China Holdings Ltd.:
5.63%, 5/13/16	CNY	12,500	2,019,042
8.00%, 3/24/19	USD	1,500	1,507,500
Hidili Industry International Development Ltd., 8.63%, 11/04/15		3,000	2,175,000
Hopson Development Holdings Ltd., 9.88%, 1/16/18		5,100	4,946,082
Kaisa Group Holdings Ltd.:
6.88%, 4/22/16	CNY	14,500	2,347,795
12.88%, 9/18/17	USD	4,000	4,490,000
8.88%, 3/19/18		3,300	3,316,500
10.25%, 1/08/20		4,800	4,824,000

Corporate Bonds	Par (000)		Value
China (concluded)
Poly Property Group Co. Ltd., 4.75%, 5/16/18	USD	4,900	$4,740,750
Poly Real Estate Finance Ltd., 4.50%, 8/06/18		3,000	2,962,260
Sparkle Assets Ltd., 6.88%, 1/30/20		6,500	6,087,458
Sunac China Holdings Ltd., 9.38%, 4/05/18		400	400,000
UA Finance (BVI) Ltd., 6.90%, 5/02/18	CNY	28,000	4,565,860
Yingde Gases Investment Ltd., 8.13%, 4/22/18		4,700	4,676,500
Yuzhou Properties Co. Ltd., 8.75%, 10/04/18		3,900	3,899,805

			101,344,839
Denmark — 0.0%
TDC A/S, 4.38%, 2/23/18	EUR	400	601,716
Ecu — 0.0%
Deutsche Post AG, 1.50%, 10/09/18		285	382,497
Finland — 0.2%
Citycon Oyj, 3.75%, 6/24/20		5,750	7,809,298
Nokia Oyj, 5.00%, 10/26/17		1,700	4,585,892
Pohjola Bank PLC, 1.75%, 8/29/18		135	182,971

			12,578,161
France — 0.8%
Autoroutes du Sud de la France SA:
4.13%, 4/13/20		3,350	5,060,549
2.88%, 1/18/23		2,800	3,835,899
Banque Federative du Credit Mutuel SA:
2.00%, 9/19/19		500	664,676
2.63%, 2/24/21		200	270,686
BNP Paribas SA, 2.88%, 9/26/23		400	539,399
BPCE SA, 4.63%, 7/18/23		100	134,795
BPCE SFH SA, 2.13%, 9/17/20		400	549,276
Credit Agricole SA, 3.13%, 7/17/23		100	137,169
Eutelsat SA, 3.13%, 10/10/22		3,200	4,284,878
Gecina SA, 2.88%, 5/30/23		2,600	3,362,694
GELF Bond Issuer I SA, 3.13%, 4/03/18		4,790	6,601,799
ICADE:
2.25%, 1/30/19		100	135,840
3.38%, 9/29/23		200	272,221
Kering:
3.75%, 4/08/15		245	346,171
2.50%, 7/15/20		2,900	3,929,426
La Financiere Atalian SA, 7.25%, 1/15/20		1,020	1,379,907
Lafarge SA, 4.75%, 9/30/20		3,160	4,323,101
Louis Dreyfus Commodities BV, 3.88%, 7/30/18		145	199,571
Magnolia BC SA, 9.00%, 8/01/20		2,219	3,069,820
Plastic Omnium SA, 2.88%, 5/29/20		10,200	13,142,377
Société Générale SA:
2.38%, 2/28/18		3,400	4,727,821
4.75%, 3/02/21		100	154,952
Unibail-Rodamco SE, 2.38%, 2/25/21		730	979,947
Valeo SA, 5.75%, 1/19/17		300	457,169
Vivendi SA, 2.38%, 1/21/19		4,400	5,889,469

			64,449,612
Germany — 0.8%
Allianz Finance II BV, 5.75%, 7/08/41 (b)		4,400	6,606,726
Commerzbank AG:
3.63%, 7/10/17		3,100	4,465,891
7.75%, 3/16/21		3,400	4,906,077
Continental Rubber of America Corp., 4.50%, 9/15/19 (a)	USD	9,940	10,367,420
Deutsche Pfandbriefbank AG, 2.96%, 9/11/17	EUR	8,290	11,157,319
Deutsche Telekom International Finance BV, 5.75%, 3/23/16	USD	350	386,923
Evonik Industries AG, 1.88%, 4/08/20	EUR	2,115	2,825,513

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Germany (concluded)
Hochtief AG, 4.25%, 3/20/20	EUR	2,285	$3,099,474
Merck Financial Services GmbH, 4.50%, 3/24/20		285	445,133
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)		1,400	2,162,483
SAP AG, 2.13%, 11/13/19		540	740,533
Schaeffler Finance BV, 4.25%, 5/15/18		2,000	2,732,758
Schaeffler Holding Finance BV, 6.88%, 8/15/18 (h)		870	1,232,886
ThyssenKrupp AG, 4.00%, 8/27/18		5,510	7,567,346
Trionista Holdco GmbH, 5.00%, 4/30/20		1,239	1,692,944
Trionista TopCo GmbH, 6.88%, 4/30/21		810	1,125,944
Unitymedia KabelBW GmbH, 9.50%, 3/15/21		1,130	1,738,951
Vier Gas Transport GmbH, 3.13%, 7/10/23		2,760	3,846,257

			67,100,578
Hong Kong — 0.5%
Champion MTN Ltd., 3.75%, 1/17/23	USD	2,000	1,716,748
China Precious Metal Resources Holdings Co. Ltd., 7.25%, 2/04/18	HKD	40,000	3,919,597
Far East Consortium International Ltd., 5.88%, 3/04/16	CNY	28,000	4,461,621
Gemdale Asia Holding Ltd., 5.63%, 3/21/18		20,000	3,084,446
IT Ltd., 6.25%, 5/15/18		25,100	3,432,199
MIE Holdings Corp., 6.88%, 2/06/18	USD	6,800	6,137,000
New World China Land Ltd., 5.50%, 2/06/18	CNY	30,000	4,942,089
PCCW-HKT Capital No. 5 Ltd., 3.75%, 3/08/23	USD	3,600	3,252,406
SmarTone Finance Ltd., 3.88%, 4/08/23		3,500	3,040,975
Sun Hung Kai Properties Capital Market Ltd., 3.63%, 1/16/23		4,800	4,523,160
Wheelock Finance Ltd., 3.00%, 3/19/18		7,000	6,879,355

			45,389,596
India — 0.2%
AE-Rotor Holding BV, 4.97%, 3/28/18		5,200	5,007,522
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		2,800	2,506,000
ICICI Bank Ltd., 4.75%, 11/25/16 (a)		1,350	1,374,593
Sintex Industries Ltd., 7.50%, 11/29/17 (i)		3,000	2,280,000
TML Holdings Pte Ltd., 4.25%, 5/16/18	SGD	11,500	8,537,188

			19,705,303
Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk PT, 2.95%, 3/28/18	USD	6,950	6,428,750
Comfeed Finance BV, 6.00%, 5/02/18		4,900	4,594,240
Pacific Emerald Pte Ltd., 9.75%, 7/25/18		3,000	2,902,650
Perusahaan Penerbit SBSN, 6.13%, 3/15/19 (a)		14,400	15,012,000

			28,937,640
Ireland — 0.1%
AIB Mortgage Bank, 2.63%, 7/28/17	EUR	1,910	2,625,778
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 (a)	USD	2,105	2,020,800
Bank of Ireland Mortgage Bank, 3.63%, 10/02/20	EUR	1,625	2,214,540
CRH Finance Ltd., 3.13%, 4/03/23		2,540	3,418,805

			10,279,923
Italy — 0.8%
Banca Monte dei Paschi di Siena SpA, 4.88%, 9/15/16		3,709	5,176,092
Buzzi Unicem SpA, 6.25%, 9/28/18		4,339	6,276,517
Cerved Technologies SpA:
6.38%, 1/15/20		1,986	2,740,496
8.00%, 1/15/21		1,010	1,400,538

Corporate Bonds	Par (000)		Value
Italy (concluded)
Credito Emiliano SpA, 3.25%, 7/09/20	EUR	2,725	$3,753,583
Davide Campari-Milano SpA, 4.50%, 10/25/19		350	499,071
Enel Finance International NV, 4.88%, 4/17/23		1,459	2,068,986
GCL Holdings SCA, 9.38%, 4/15/18		995	1,447,043
IVS F. SpA, 7.13%, 4/01/20		3,928	5,333,924
Lottomatica Group SpA, 3.50%, 3/05/20		1,900	2,644,927
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (a)	USD	3,376	3,477,280
6.25%, 1/15/40 (a)		5,000	4,175,000
Snam SpA:
3.88%, 3/19/18	EUR	4,078	5,854,063
3.50%, 2/13/20		4,950	6,860,663
Telecom Italia Finance SA, 7.75%, 1/24/33		1,980	2,905,102
Telecom Italia SpA:
4.50%, 9/20/17		400	546,775
6.38%, 6/24/19	GBP	5,200	8,641,278
5.88%, 5/19/23		3,150	4,723,328

			68,524,666
Jamaica — 0.1%
Digicel Ltd.:
8.25%, 9/01/17 (a)	USD	1,845	1,911,881
6.00%, 4/15/21 (a)		3,100	2,914,000

			4,825,881
Japan — 0.1%
American Honda Finance Corp., 1.88%, 9/04/19	EUR	400	543,818
The Bank of Kyoto Ltd., 9.29%, 3/31/14 (d)	JPY	190,000	1,945,521
Ebara Corp., 2.76%, 3/19/18 (d)		180,000	2,403,461
Park24 Co. Ltd., 0.49%, 4/26/18 (d)		90,000	941,935
The Shizuoka Bank Ltd., 0.49%, 4/25/18 (d)	USD	400	455,600
Softbank Corp., 4.50%, 4/15/20 (a)		2,045	1,965,245
Sumitomo Forestry Co. Ltd., 1.14%, 8/24/18 (d)	JPY	350,000	3,609,670

			11,865,250
Jersey — 0.1%
Atrium European Real Estate Ltd., 4.00%, 4/20/20	EUR	3,155	4,258,896
Luxembourg — 0.4%
Ardagh Glass Finance PLC, 8.75%, 2/01/20		572	785,577
Ardagh Packaging Finance PLC:
9.13%, 10/15/20 (a)	USD	853	904,180
9.25%, 10/15/20	EUR	545	768,698
Intelsat Luxembourg SA, 6.75%, 6/01/18 (a)	USD	3,100	3,216,250
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	7,635	10,767,996
S&B Minerals Finance SCA, 9.25%, 8/15/20		1,495	2,143,862
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		5,277	7,247,505
SES SA, 4.63%, 3/09/20		2,165	3,317,724
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24		1,380	1,904,272

			31,056,064
Netherlands — 0.6%
ABN AMRO Bank NV:
3.63%, 10/06/17		3,350	4,890,625
6.38%, 4/27/21		1,220	1,837,292
7.13%, 7/06/22		2,500	3,900,958
2.50%, 9/05/23		270	367,315
2.50%, 11/29/23		300	387,083
Achmea BV, 6.00%, 4/04/43 (b)		3,989	5,612,381

20	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Netherlands (concluded)
ASML Holding NV, 3.38%, 9/19/23	EUR	4,480	$6,108,347
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
3.75%, 11/09/20		100	138,453
4.00%, 1/11/22		3,620	5,416,434
3.88%, 7/25/23		8,770	11,736,172
ING Bank NV:
0.94%, 5/23/16 (b)	USD	900	870,750
1.88%, 2/27/18	EUR	114	154,825
3.25%, 4/03/19		300	430,256
6.13%, 5/29/23 (b)		1,740	2,581,993
IVG Finance BV, 1.75%, 3/29/17		3,900	3,925,958
LYB International Finance BV, 5.25%, 7/15/43	USD	84	82,602
Swiss Reinsurance Co via ELM BV, 5.25% (b)(k)	EUR	200	278,011
TMF Group Holding BV, 9.88%, 12/01/19		1,746	2,489,724
Unilever NV, 1.75%, 8/05/20		315	424,481
Ziggo BV, 3.63%, 3/27/20		1,203	1,609,170

			53,242,830
Norway — 0.0%
DNB Bank ASA, 3.00%, 9/26/23 (b)		105	141,779
Seadrill Ltd., 5.63%, 9/15/17 (a)	USD	2,682	2,708,820

			2,850,599
Philippines — 0.1%
Filinvest Development Cayman Islands, 4.25%, 4/02/20		5,500	5,108,125
Russia — 0.1%
Novatek OAO via Novatek Finance Ltd., 4.42%, 12/13/22 (a)		6,465	5,931,637
Sibur Securities Ltd., 3.91%, 1/31/18 (a)		5,930	5,633,500

			11,565,137
Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23	SGD	5,000	4,026,344
China Merchants Holdings Pacific Ltd., 1.25%, 11/06/17	HKD	10,000	1,343,816
Oversea-Chinese Banking Corp. Ltd., 3.75%, 11/15/22	USD	7,000	7,198,660

			12,568,820
South Korea — 0.2%
Celltrion, Inc., 2.75%, 3/27/18		8,000	7,070,000
Daegu Bank, 2.25%, 4/29/18		2,000	1,942,700
SK Hynix, Inc., 2.65%, 5/14/15		5,000	5,657,500

			14,670,200
Spain — 0.8%
Amadeus Capital Markets SA, 4.88%, 7/15/16	EUR	370	546,511
AyT Cedulas Cajas Global:
4.00%, 3/21/17		2,500	3,424,081
4.00%, 3/24/21		4,100	5,165,519
AyT Cedulas Cajas IX Fondo de Titulizacion, 3.75%, 3/31/15		4,700	6,467,049
AyT Cedulas Cajas X Fondo de Titulizacion:
0.29%, 6/30/15 (b)		1,000	1,296,707
3.75%, 6/30/25		1,800	1,963,607
AyT Cedulas Cajas XXIII Fondo de Titulizacion de Activos, 4.75%, 6/15/16		7,100	10,028,541
Banco Santander SA, 3.25%, 2/17/15		2,400	3,334,639
Bankinter SA, 3.88%, 10/30/15		2,400	3,385,806
BBVA Senior Finance SAU, 3.75%, 1/17/18		1,100	1,537,251
CaixaBank SA, 3.13%, 5/14/18		4,500	6,088,046
Caja Rural de Navarra, Sociedad Cooperativa de Crédito Ltd., 2.88%, 6/11/18		5,100	6,839,465
Cedulas TDA 1 Fondo de Titulizacion de Activos, 0.28%, 4/08/16 (b)		400	501,866

Corporate Bonds	Par (000)		Value
Spain (concluded)
Cedulas TDA 6 Fondo de Titulizacion de Activos:
3.88%, 5/23/25	EUR	2,200	$2,407,148
4.25%, 4/10/31		4,700	4,880,769
Cedulas TDA 7 Fondo de Titulizacion de Activos, 3.50%, 6/20/17		100	131,649
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18		1,000	1,400,200
Iberdrola International BV, 4.50%, 9/21/17		400	589,078
Kutxabank SA, 3.00%, 2/01/17		2,000	2,773,966
Madrilena Red de Gas Finance BV, 3.78%, 9/11/18		2,935	4,049,925
Repsol International Finance BV, 2.63%, 5/28/20		400	521,248
Telefonica Emisiones SAU, 3.99%, 1/23/23		100	131,287

			67,464,358
Sweden — 0.1%
Nordea Bank AB:
4.50%, 3/26/20		250	367,034
4.00%, 6/29/20		350	528,184
SAS AB, 7.50%, 4/01/15	SEK	7,000	1,089,206
Scandinavian Airlines System Denmark-Norway-Sweden:
9.65%, 6/16/14	EUR	1,100	1,517,923
10.50%, 6/16/14	SEK	1,000	161,436
Svenska Handelsbanken AB, 2.63%, 8/23/22	EUR	300	407,878
Verisure Holding AB, 8.75%, 12/01/18		1,000	1,437,404

			5,509,065
Switzerland — 0.2%
Cloverie PLC for Zurich Insurance Co. Ltd., 7.50%, 7/24/39 (b)		4,250	6,912,704
Credit Suisse AG, 5.75%, 9/18/25 (b)		120	161,660
Dufry Finance SCA, 5.50%, 10/15/20 (a)	USD	1,466	1,478,332
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	2,544	3,536,435
UBS AG, 4.75%, 5/22/23 (b)	USD	3,860	3,695,950

			15,785,081
Taiwan — 0.1%
EPISTAR Corp., 0.24%, 8/07/18 (d)		6,000	6,534,000
United Arab Emirates — 0.2%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, 5.25%, 5/30/25 (a)		16,450	16,326,625
Medjool Ltd., 3.88%, 3/19/23		3,960	3,623,521

			19,950,146
United Kingdom — 2.6%
AA Bond Co. Ltd.:
6.27%, 7/31/25	GBP	1,760	3,019,097
6.27%, 7/02/43		3,780	6,477,080
9.50%, 7/31/43		2,460	4,281,205
Abbey National Treasury Services PLC, 2.63%, 7/16/20	EUR	9,385	12,766,459
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18		1,000	1,434,021
Annington Finance No. 4 PLC, 1.48%, 1/10/23 (b)	GBP	4,006	6,286,684
Aviva PLC, 6.13%, 7/05/43 (b)	EUR	4,540	6,432,529
Bakkavor Finance 2 PLC:
8.25%, 2/15/18	GBP	1,000	1,699,854
8.75%, 6/15/20		1,554	2,654,253
Barclays Bank PLC:
6.00%, 1/14/21	EUR	2,000	3,000,860
6.63%, 3/30/22		1,400	2,169,259

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	21

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United Kingdom (continued)
BAT International Finance PLC, 4.00%, 9/04/26	GBP	8,355	$13,544,569
BUPA Finance PLC, 5.00%, 4/25/23		1,365	2,162,897
Co-operative Group Holdings:
6.88%, 7/08/20 (e)		1,730	2,618,666
7.50%, 7/08/26 (e)		1,850	2,770,358
DFS Furniture Holdings PLC, 7.63%, 8/15/18		914	1,564,765
EC Finance PLC, 9.75%, 8/01/17	EUR	894	1,315,275
Eco-Bat Finance PLC, 7.75%, 2/15/17		1,000	1,393,436
Enterprise Inns PLC, 6.50%, 12/06/18	GBP	4,545	7,541,890
FCE Bank PLC, 1.75%, 5/21/18	EUR	280	374,866
Findus Bondco SA, 9.13%, 7/01/18		885	1,266,116
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	1,000	1,752,663
GKN Holdings PLC, 5.38%, 9/19/22		5,335	8,944,698
Great Places Housing Group Ltd., 4.75%, 10/22/42		1,629	2,670,933
HBOS PLC, 4.88%, 3/20/15	EUR	9,850	13,818,757
House of Fraser Funding PLC, 8.88%, 8/15/18	GBP	1,775	3,066,380
HSBC Holdings PLC, 3.38%, 1/10/24 (b)	EUR	180	246,099
IDH Finance PLC:
6.00%, 12/01/18	GBP	3,168	5,147,936
6.00%, 12/01/18 (a)		700	1,137,486
Imperial Tobacco Finance PLC, 4.50%, 7/05/18	EUR	1,503	2,274,146
INEOS Finance PLC:
8.38%, 2/15/19 (a)	USD	1,770	1,951,425
7.50%, 5/01/20 (a)		625	670,313
Jaguar Land Rover Automotive PLC, 8.25%, 3/15/20	GBP	970	1,745,435
Lloyds Bank PLC:
5.38%, 9/03/19	EUR	275	439,100
6.50%, 3/24/20		6,448	9,901,158
11.88%, 12/16/21 (b)		1,440	2,391,298
6.50%, 9/17/40	GBP	1,650	3,322,214
Lynx I Corp.:
5.38%, 4/15/21 (a)	USD	1,170	1,140,750
6.00%, 4/15/21	GBP	1,040	1,708,920
Lynx II Corp., 7.00%, 4/15/23		209	342,757
Marks & Spencer PLC, 4.75%, 6/12/25		950	1,542,953
Mondi Finance PLC, 5.75%, 4/03/17	EUR	1,730	2,644,240
Nationwide Building Society, 4.13%, 3/20/23 (b)		5,305	7,118,552
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	430	706,573
Next PLC, 4.38%, 10/02/26		150	245,556
Odeon & UCI Finco PLC, 9.00%, 8/01/18		909	1,478,946
Portman Building Society, 5.25%, 11/23/20 (b)		265	423,165
Priory Group No. 3 PLC, 7.00%, 2/15/18		1,840	3,060,709
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 12/30/24		2,104	3,252,906
Series A7, 4.77%, 6/30/33		2,204	3,318,422
SABMiller Holdings, Inc., 1.88%, 1/20/20	EUR	450	603,973
Scottish Windows PLC, 5.50%, 6/16/23	GBP	2,770	4,416,215
SSE PLC, 2.00%, 6/17/20	EUR	235	318,123
Standard Chartered PLC, 1.75%, 10/29/17		283	385,449
Tesco PLC, 2.70%, 1/05/17	USD	500	513,047
Together Housing Finance PLC, 4.50%, 12/17/42	GBP	1,775	2,798,736
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21		2,800	4,634,936
Series A4, 5.66%, 6/30/27		8,924	13,833,450
Vodafone Group PLC, 8.13%, 11/26/18		3,500	7,182,848
Vougeot Bidco PLC, 7.88%, 7/15/20		4,216	7,099,016
Voyage Care BondCo PLC:
6.50%, 8/01/18		500	801,360
11.00%, 2/01/19		2,650	4,590,416

Corporate Bonds	Par (000)		Value
United Kingdom (concluded)
WM Morrison Supermarkets PLC, 2.25%, 6/19/20	EUR	335	$449,819
WM Treasury PLC, 4.63%, 12/03/42	GBP	1,745	2,758,383
Xstrata Finance Dubai Ltd., 1.75%, 5/19/16	EUR	465	631,743

			222,256,143
United States — 7.2%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22	USD	1,635	1,679,963
4.88%, 5/15/23		1,060	996,400
Ally Financial, Inc., 8.00%, 11/01/31		2,600	2,925,000
American International Group, Inc., 4.13%, 2/15/24		8,891	8,897,126
Apache Corp., 4.25%, 1/15/44		5,310	4,645,374
APX Group, Inc., 6.38%, 12/01/19 (a)		3,436	3,247,020
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (a)		1,003	1,023,060
Atwood Oceanics, Inc., 6.50%, 2/01/20		825	864,188
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (a)		916	973,250
7.50%, 4/01/20 (a)		1,081	1,075,595
Bank of America Corp.:
4.75%, 4/03/17		50	74,855
2.50%, 7/27/20		440	592,655
4.10%, 7/24/23		13,940	13,853,363
Belden, Inc., 5.50%, 4/15/23	EUR	1,239	1,625,058
CDW LLC/CDW Finance Corp., 8.50%, 4/01/19	USD	3,880	4,287,400
Ceridian Corp.:
8.88%, 7/15/19 (a)		2,925	3,349,125
11.00%, 3/15/21 (a)		2,040	2,361,300
Chesapeake Energy Corp., 5.75%, 3/15/23		3,000	3,007,500
Chesapeake Midstream Partners LP/CHKM Finance Corp., 5.88%, 4/15/21		1,032	1,060,380
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,220	1,241,350
8.00%, 11/15/19		2,498	2,619,777
CIT Group, Inc., 5.50%, 2/15/19 (a)		3,100	3,255,000
Citigroup, Inc.:
5.00%, 8/02/19	EUR	111	172,766
7.38%, 9/04/19		60	103,680
Covanta Holding Corp., 6.38%, 10/01/22	USD	1,610	1,649,258
Crown Castle International Corp., 5.25%, 1/15/23		1,735	1,596,200
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		1,805	1,768,900
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22		9,250	8,633,478
DISH DBS Corp., 4.25%, 4/01/18		3,100	3,103,875
Edwards Lifesciences Corp., 2.88%, 10/15/18		12,129	12,081,248
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		7,560	7,966,350
Energy Transfer Partners LP, 4.15%, 10/01/20		10,620	10,914,333
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		1,090	1,226,250
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		980	1,046,150
First Data Corp.:
7.38%, 6/15/19 (a)		2,725	2,868,063
8.88%, 8/15/20 (a)		3,150	3,472,875
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		2,414	2,619,190
GE Capital European Funding Ltd., 1.00%, 5/02/17	EUR	6,260	8,410,409
General Cable Corp., 5.75%, 10/01/22 (a)	USD	1,020	976,650

22	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (continued)
General Motors Co.:
4.88%, 10/02/23 (a)	USD	7,870	$7,692,925
6.25%, 10/02/43 (a)		9,525	9,382,125
General Motors Financial Co., Inc., 2.75%, 5/15/16 (a)		1,069	1,066,328
Genworth Holdings, Inc., 4.90%, 8/15/23		1,862	1,869,496
The Goldman Sachs Group, Inc.:
4.38%, 3/16/17	EUR	250	368,270
2.63%, 8/19/20		240	325,082
Gulfmark Offshore, Inc., 6.38%, 3/15/22	USD	705	705,000
H&E Equipment Services, Inc., 7.00%, 9/01/22		1,185	1,262,025
HD Supply, Inc.:
8.13%, 4/15/19		3,100	3,441,000
11.00%, 4/15/20		2,330	2,790,175
Hologic, Inc., 6.25%, 8/01/20		4,404	4,585,665
Host Hotels & Resorts LP, 2.50%, 10/15/29 (a)		5,995	8,422,975
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		2,140	2,241,650
Infor US, Inc., 9.38%, 4/01/19		1,690	1,888,575
Isle of Capri Casinos, Inc., 5.88%, 3/15/21		2,098	1,966,875
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		1,850	1,831,500
JPMorgan Chase & Co., 2.75%, 2/01/23	EUR	250	337,854
JPMorgan Chase Bank NA, 4.38%, 11/30/21 (b)		350	494,213
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)	USD	2,655	2,794,387
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24		28,255	27,724,851
Laredo Petroleum, Inc.:
9.50%, 2/15/19		2,265	2,514,150
7.38%, 5/01/22		735	779,100
Level 3 Communications, Inc., 8.88%, 6/01/19		780	834,600
Level 3 Financing, Inc., 8.13%, 7/01/19		4,260	4,558,200
Levi Strauss & Co., 6.88%, 5/01/22		1,161	1,230,660
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19 (a)		3,096	2,917,980
LyondellBasell Industries NV, 5.00%, 4/15/19		46,518	51,204,502
MetroPCS Wireless, Inc., 6.63%, 11/15/20		2,180	2,259,025
MGM Resorts International, 4.25%, 4/15/15		6,810	8,669,981
Momentive Performance Materials, Inc., 8.88%, 10/15/20		1,605	1,685,250
Navistar International Corp., 8.25%, 11/01/21		1,265	1,280,813
NES Rentals Holdings, Inc., 7.88%, 5/01/18 (a)		1,847	1,874,705
Noble Energy, Inc., 4.15%, 12/15/21		2,570	2,675,560
Noble Holding International Ltd.:
3.95%, 3/15/22		2,830	2,729,790
5.25%, 3/15/42		2,600	2,367,609
Novelis, Inc., 8.75%, 12/15/20		3,050	3,347,375
Novus USA Trust, Series 2013-1, 1.56%, 2/28/14 (a)(b)		8,860	8,846,710
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		4,525	4,276,125
Offshore Group Investment Ltd., 7.13%, 4/01/23		1,117	1,089,075
Philip Morris International, Inc., 2.75%, 3/19/25	EUR	390	516,437
Premier Oil, 5.11%, 5/10/18	USD	12,700	12,731,750
Realogy Group LLC:
7.88%, 2/15/19 (a)(g)		1,520	1,660,600
7.63%, 1/15/20 (a)		2,655	2,960,325
Realogy Group LLC/The Sunshine Group Florida Ltd., 3.38%, 5/01/16 (a)		1,369	1,369,000

Corporate Bonds	Par (000)		Value
United States (concluded)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
9.88%, 8/15/19	USD	1,545	$1,676,325
6.88%, 2/15/21		1,305	1,393,088
Rock Tenn Co., 4.45%, 3/01/19		9,042	9,604,060
Rosetta Resources, Inc., 5.63%, 5/01/21		1,713	1,627,350
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21 (a)		3,614	3,537,203
5.63%, 4/15/23 (a)		947	907,936
Sabine Pass LNG LP:
7.50%, 11/30/16		3,880	4,268,000
6.50%, 11/01/20 (a)		885	898,275
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		1,172	1,189,580
SLM Corp., 4.63%, 9/25/17		1,330	1,346,625
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		3,850	4,514,125
Sprint Corp., 7.88%, 9/15/23 (a)		20,000	20,400,000
Steel Dynamics, Inc., 6.38%, 8/15/22		1,050	1,086,750
SunGard Data Systems, Inc., 6.63%, 11/01/19		2,480	2,529,600
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		1,411	1,315,758
Tenet Healthcare Corp.:
6.00%, 10/01/20 (a)		3,781	3,866,073
8.13%, 4/01/22 (a)		9,814	10,243,363
Transocean, Inc.:
6.00%, 3/15/18		21,881	24,654,767
6.50%, 11/15/20		4,960	5,536,580
Tronox Finance LLC, 6.38%, 8/15/20		774	766,260
TRW Automotive, Inc., 3.50%, 12/01/15		2,750	6,713,437
United Airlines Pass-Through Trust, Series 2013-1, Class B, 5.38%, 2/15/23		24,550	24,243,125
United Rentals North America, Inc.:
5.75%, 7/15/18		583	612,150
7.38%, 5/15/20		2,165	2,332,787
7.63%, 4/15/22		1,454	1,581,225
Valeant Pharmaceuticals International:
6.75%, 8/15/18 (a)		3,483	3,726,810
6.75%, 8/15/21 (a)		4,362	4,536,480
Verizon Communications, Inc.:
2.45%, 11/01/22		7,005	6,211,200
5.15%, 9/15/23		30,220	32,389,373
6.55%, 9/15/43		52,141	58,863,904
VWR Funding, Inc., 7.25%, 9/15/17		6,870	7,247,850
Wells Fargo & Co.:
2.25%, 9/03/20	EUR	270	366,898
2.63%, 8/16/22		320	435,795
2.25%, 5/02/23		3,670	4,819,488
Western Gas Partners LP, 4.00%, 7/01/22	USD	4,000	3,882,048
The Williams Cos., Inc.:
7.88%, 9/01/21		1,800	2,146,646
3.70%, 1/15/23		6,610	5,969,736
WMG Acquisition Corp., 11.50%, 10/01/18		3,100	3,572,750
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		2,620	2,865,625
10.13%, 7/01/20		1,480	1,698,300

			613,412,052
Total Corporate Bonds — 18.7%			1,596,415,917

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	23

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
France — 0.0%
Constellium Holdco BV (Constellium France SAS), Initial Dollar Term Loan, 6.00%, 3/25/20	USD	2,761	$2,809,445
United States — 3.0%
Alcatel-Lucent USA, Inc.:
Euro Term Loan, 6.25%, 1/30/19	EUR	551	748,591
U.S. Term Loan, 5.75%, 1/30/19	USD	1,906	1,917,986
Allnex (Luxembourg) & Cy S.C.A., Tranche B-1 Term Loan, 4.50%, 10/04/19		647	646,494
Allnex USA, Inc., Tranche B-2 Term Loan, 4.50%, 10/04/19		336	335,435
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 4.00%, 8/22/16		3,974	3,982,516
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		2,339	2,213,634
Asurion LLC (FKA Asurion Corp.), Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19		2,883	2,853,919
Avaya, Inc., Term B-5 Loan, 8.00%, 3/31/18		1,387	1,311,100
Axalta Coating Systems Dutch Holding B BV & Axalta Coating Systems U.S. Holdings, Inc. (FKA Flash Dutch 2 BV), Initial Term B Loan, 4.75%, 2/01/20		2,373	2,379,743
BJ’s Wholesale Club, Inc., New 2013 Replacement Loan (First Lien), 4.25%, 9/26/19		995	990,582
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Borrowing, 6.50%, 12/31/17		575	573,925
Chesapeake Energy Corp., Loan, 5.75%, 12/02/17		2,000	2,033,120
David’s Bridal, Inc., Initial Term Loan, 5.00%, 10/11/19		725	724,829
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18		919	917,416
Federal-Mogul Corp.:
Tranche B Term Loan, 2.10% - 2.12%, 12/29/14		5,559	5,455,716
Tranche C Term Loan, 2.12%, 12/28/15		332	325,520
First Data Corp.:
2018 Dollar Term Loan, 4.18%, 3/23/18		3,545	3,506,836
2018B New Term Loan, 4.18%, 9/24/18		1,220	1,206,885
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Term Loan, 5.25%, 10/18/17		528	529,433
HD Supply, Inc., Term Loan, 4.50%, 10/12/17		1,975	1,975,000
Hilton Fort Lauderdale, Term Loan A Notes, 7.38%, 2/22/16		8,400	8,354,640
Hilton Worldwide, Inc. (FKA Hilton Hotels Corp.):
Mezzanine B Loan, 2.13%, 11/12/15		9,939	9,963,701
Mezzanine D Loan, 3.93%, 11/12/14		8,704	8,671,272
Mezzanine E Loan, 4.18%, 11/12/15		17,229	17,164,797
Mezzanine F Loan, 4.43%, 11/15/15		80,873	80,569,747
Mezzanine G Loan, 4.50%, 11/12/16		22,378	22,265,926
Term Loan B2, 3.00%, 9/23/20		38,070	38,001,198
INEOS U.S. Finance LLC, Cash Dollar Term Loan, 4.00%, 5/04/18		1,701	1,680,346
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18		2,981	2,964,101
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Consolidated Term Loan, 7.50%, 8/04/16		1,056	1,016,759
KCG Holdings, Inc., Term Loan, 5.75%, 12/05/17		620	618,066
Laureate Education, Inc., Series 2018 Extended Term Loan, 5.25%, 6/15/18		189	189,608

Floating Rate Loan Interests (b)	Par (000)		Value
United States (concluded)
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20	USD	2,455	$2,449,894
Tranche B-II 2019 Term Loan, 4.75%, 8/01/19		2,430	2,425,432
Mirror Bidco Corp., Term Loan, 5.25%, 12/28/19		1,087	1,090,407
Motel 6, Loan, 10.00%, 10/15/17		5,357	5,517,234
NEP/NCP Holdco, Inc., Refinanced New Term Loan (First Lien), 4.75%, 1/22/20		1,439	1,441,831
Ocwen Loan Servicing, Initial Term Loan, 5.00%, 2/15/18		816	824,402
Offshore Group Investment Ltd. (Vantage Drilling Co.), Loan, 6.25%, 10/25/17		1,735	1,734,976
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Additional Term B-1 Loan, 4.25%, 9/30/19		993	987,289
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.25%, 12/05/18		983	982,821
Realogy Corp.:
Extended Synthetic Commitment, 0.03% - 4.40%, 10/10/16		210	210,966
Initial Term B Loan, 4.50%, 3/05/20		965	969,976
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		360	368,399
Samson Investment Co., Initial Term Loan (Second Lien), 6.00%, 9/25/18		645	645,000
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25% - 5.50%, 11/14/19		2,540	2,530,475
Station Casinos LLC, B Term Loan, 5.00%, 3/02/20		1,731	1,746,449
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche E Term Loan, 4.00%, 3/08/20		970	971,745
Tronox Pigments (Netherlands) BV, New Term Loan, 4.50%, 3/19/20		2,442	2,452,107
Virgin Media Investment Holdings Ltd., B Facility, 3.50%, 6/08/20		2,570	2,553,218

			255,991,462
Total Floating Rate Loan Interests — 3.0%			258,800,907

Foreign Agency Obligations
Brazil — 0.1%
Caixa Economica Federal, 2.38%, 11/06/17 (a)		4,040	3,777,400
Petrobras International Finance Co., 3.88%, 1/27/16		5,420	5,592,296

			9,369,696
Canada — 0.0%
Harvest Operations Corp., 2.13%, 5/14/18		2,500	2,428,500
China — 0.2%
China Guangdong Nuclear Power Holding Co. Ltd., 3.75%, 11/01/15	CNY	30,000	4,905,142
China Resources Gas Group Ltd., 4.50%, 4/05/22	USD	4,900	4,868,885
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23		5,512	5,578,144

			15,352,171
France — 0.2%
Aeroports de Paris, 2.75%, 6/05/28	EUR	3,600	4,720,774

24	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
France (concluded)
Electricite de France SA, 2.75%, 3/10/23	EUR	2,300	$3,124,936
RTE Reseau de Transport d’Electricite SA, 2.88%, 9/12/23		5,300	7,226,665

			15,072,375
Germany — 0.1%
HSH Nordbank AG:
1.03%, 2/14/17 (b)		5,315	4,601,856
1.07%, 2/14/17 (b)		1,000	865,161

			5,467,017
India — 0.1%
Indian Oil Corp. Ltd.:
4.10%, 10/15/22	SGD	3,000	2,145,195
5.75%, 8/01/23	USD	7,200	6,924,384
ONGC Videsh Ltd., 3.75%, 5/07/23		450	370,166

			9,439,745
Indonesia — 0.1%
Pertamina Persero PT, 5.63%, 5/20/43	USD	8,700	6,786,000
Italy — 0.1%
A2A SpA, 4.50%, 1/10/21	EUR	4,640	6,398,314
ACEA SpA, 3.75%, 9/12/18		3,890	5,354,263

			11,752,577
Mongolia — 0.0%
Development Bank of Mongolia LLC, 5.75%, 3/21/17	USD	3,400	3,196,000
Norway — 0.0%
Statoil ASA, 2.95%, 9/10/25	EUR	350	479,558
Portugal — 0.1%
Caixa Geral de Depositos SA, 5.63%, 12/04/15		3,000	4,145,323
Qatar — 0.0%
Qtel International Finance Ltd., 4.50%, 1/31/43	USD	4,100	3,618,250
Russia — 0.1%
Sberbank of Russia Via SB Capital SA, 6.13%, 2/07/22		7,700	8,065,750
Sri Lanka — 0.0%
National Savings Bank, 8.88%, 9/18/18		3,000	3,090,000
United Arab Emirates — 0.2%
Abu Dhabi National Energy Co., 3.63%, 1/12/23		5,800	5,408,500
National Bank of Abu Dhabi PJSC, 5.00%, 3/07/18	AUD	9,900	9,293,773

			14,702,273
Total Foreign Agency Obligations — 1.3%			112,965,235

Foreign Government Obligations
Belgium — 0.2%
Kingdom of Belgium, 4.00%, 3/28/18	EUR	18,590	21,240,628
Brazil — 0.5%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/01/17	BRL	90,000	39,255,967
France — 0.2%
France Government Bond OAT, 2.25%, 10/25/22	EUR	1,062	1,441,457
Republic of France, 4.25%, 10/25/23		8,450	13,293,792

			14,735,249

Foreign Government Obligations	Par (000)		Value
Germany — 0.1%
Federal Republic of Germany, 2.00%, 1/04/22	EUR	4,150	$5,860,293
Indonesia — 0.3%
Republic of Indonesia:
4.88%, 5/05/21	USD	14,255	14,112,450
3.75%, 4/25/22		9,000	8,100,000
5.38%, 10/17/23		6,024	6,014,663

			28,227,113
Italy — 0.5%
Buoni Poliennali Del Tesoro:
3.50%, 11/01/17	EUR	21,255	29,200,939
5.50%, 11/01/22		9,300	13,588,030

			42,788,969
Mexico — 0.0%
United Mexican States, 4.00%, 10/02/23	USD	130	129,188
Netherlands — 1.6%
Kingdom of the Netherlands, 1.25%, 1/15/18	EUR	100,000	137,105,982
Portugal — 0.2%
Republic of Portugal, 3.50%, 3/25/15	USD	19,150	18,891,475
Russia — 0.7%
Russian Federation:
8.15%, 2/03/27	RUB	832,860	26,912,471
7.05%, 1/19/28		721,755	21,105,901
7.50%, 3/31/30 (e)	USD	9,985	11,767,093

			59,785,465
South Africa — 0.5%
Republic of South Africa:
5.50%, 3/09/20		5,490	5,894,887
5.88%, 9/16/25		31,025	32,615,031

			38,509,918
Spain — 0.3%
Autonomous Community of Catalonia, 2.13%, 10/01/14	CHF	3,400	3,693,813
Autonomous Community of Madrid Spain, 3.00%, 7/29/14		600	664,986
Autonomous Community of Valencia Spain:
4.75%, 3/20/14	EUR	4,590	6,228,833
3.25%, 7/06/15		1,470	1,945,536
4.38%, 7/16/15		2,245	3,039,148
4.00%, 11/02/16		2,700	3,563,205
Spain Letras del Tesoro, 2.98%, 4/16/14 (d)		7,850	10,567,626

			29,703,147
Sri Lanka — 0.0%
Republic of Sri Lanka, 5.88%, 7/25/22	USD	2,100	1,921,500
Total Foreign Government Obligations — 5.1%			438,154,894

Investment Companies	Shares
iShares iBoxx $ High Yield Corporate Bond ETF (j)		1,821,000	166,730,760
iShares JPMorgan USD Emerging Markets Bond Fund (j)		170,500	18,584,500
Total Investment Companies — 2.2%			185,315,260

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	25

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 5.4%
United Kingdom — 0.5%
Fosse Master Issuer PLC, Series 2012-1A, Class 2A2, 1.66%, 10/18/54 (a)(b)	USD	5,470	$5,546,471
Gemgarto, Series 2012-1, Class A1, 3.46%, 5/14/45 (b)	GBP	2,372	3,973,558
Granite Master Issuer PLC:
Series 2006-2, Class A5, 0.33%, 12/20/54 (b)	EUR	3,802	5,081,604
Series 2007-2, Class 3A2, 0.33%, 12/17/54 (b)		4,145	5,540,799
Lanark Master Issuer PLC, Series 2012-2X, Class 2A, 2.14%, 12/22/54 (b)	GBP	4,036	6,755,750
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, 0.45%, 1/15/39 (b)	USD	4,302	3,762,073
Residential Mortgage Securities Ltd., Series 26, Class A1, 2.76%, 2/14/41 (b)	GBP	2,895	4,787,227
Silk Road Finance Number Three PLC, Series 2012-1, Class A, 1.87%, 6/21/55 (b)		2,559	4,196,093

			39,643,575
United States — 4.9%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 4.56%, 3/25/37 (b)	USD	23	22,358
American Home Mortgage Assets Trust, Series 2007-2, Class A1, 0.30%, 3/25/47 (b)		24,127	17,655,146
American Home Mortgage Investment Trust:
Series 2006-1, Class 2A3, 2.12%, 12/25/35 (b)		2,767	1,970,909
Series 2007-1, Class GA1C, 0.37%, 5/25/47 (b)		27,119	17,444,351
Banc of America Funding Corp., Series 2005-H, Class 2A1, 2.89%, 11/20/35 (b)		433	349,930
BCAP LLC Trust:
Series 2007-AA3, Class 1A1B, 0.32%, 4/25/37 (b)		8,905	7,586,035
Series 2010-RR11, Class 4A1, 4.98%, 3/27/47 (a)(b)		8,652	7,916,991
Series 2011-RR2, Class 1A1, 2.92%, 7/26/36 (a)(b)		7,854	7,796,878
Series 2011-RR9, Class 7A1, 2.14%, 4/26/37 (a)(b)		19,409	17,748,012
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 5.24%, 3/25/35 (b)		284	270,462
Countrywide Alternative Loan Trust:
Series 2005-50CB, Class 1A1, 5.50%, 11/25/35		3,382	2,913,104
Series 2005-J3, Class 1A1, 0.73%, 5/25/35 (b)		8,386	6,903,022
Series 2006-19CB, Class A16, 6.00%, 8/25/36		7,206	6,036,366
Series 2006-25CB, Class A2, 6.00%, 10/25/36		301	255,868
Series 2006-34, Class A3, 0.88%, 11/25/46 (b)		13,546	7,608,024
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		8,080	6,245,603
Series 2006-8T1, Class 1A5, 6.00%, 4/25/36		6,954	5,692,265
Series 2006-OA10, Class 2A1, 0.37%, 8/25/46 (b)		20,346	13,325,840
Series 2006-OA2, Class A5, 0.41%, 5/20/46 (b)		13,115	7,255,396
Series 2006-OA21, Class A1, 0.37%, 3/20/47 (b)		13,075	9,026,285
Series 2006-OA3, Class 2A1, 0.39%, 5/25/36 (b)		13,787	9,712,690

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
United States (continued)
Series 2006-OC2, Class 2A3, 0.47%, 2/25/36 (b)	USD	43,734	$27,371,230
Series 2007-13, Class A4, 6.00%, 6/25/47		11,305	9,074,070
Series 2007-19, Class 1A34, 6.00%, 8/25/37		15,212	11,884,490
Series 2007-19, Class 1A4, 6.00%, 8/25/37		8,259	6,452,166
Series 2007-22, Class 2A16, 6.50%, 9/25/37		37,370	28,818,115
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37		883	685,258
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-HYB9, Class 2A1, 2.42%, 2/20/36 (b)		20,903	16,922,590
Series 2006-17, Class A6, 6.00%, 12/25/36		1,890	1,677,850
Series 2006-OA4, Class A1, 1.11%, 4/25/46 (b)		30,504	15,371,083
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 2.76%, 1/27/36 (a)(b)		3,279	3,276,860
Series 2011-2R, Class 1A1, 2.60%, 3/27/37 (a)(b)		3,374	3,293,344
Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(b)		4,936	4,917,098
Series 2011-4R, Class 5A1, 2.58%, 5/27/36 (a)(b)		4,941	4,565,723
Series 2011-4R, Class 6A1, 2.65%, 5/27/36 (a)(b)		2,651	2,621,870
Series 2011-5R, Class 1A1, 2.73%, 7/27/36 (a)(b)		3,297	3,192,341
Series 2011-5R, Class 2A1, 2.72%, 8/27/46 (a)(b)		7,507	6,977,280
Series 2011-5R, Class 3A1, 5.12%, 9/27/47 (a)(b)		2,181	2,133,576
Series 2011-6R, Class 5A1, 2.76%, 9/28/36 (a)(b)		5,056	4,657,595
Series 2011-6R, Class 6A1, 2.76%, 8/28/36 (a)(b)		5,069	4,668,240
Series 2013-6, Class 2A3, 3.50%, 12/25/33 (a)(b)		33,954	32,523,145
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A1, 0.68%, 2/25/35 (b)		184	167,906
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1, 2.24%, 9/25/35 (b)		4,244	3,756,282
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 2.96%, 1/25/35 (b)		3,299	3,228,416
Series 2005-AR2, Class 2A1, 2.81%, 4/25/35 (b)		1,676	1,650,282
Series 2006-AR1, Class 2A4, 2.80%, 1/25/36 (b)		4,927	4,313,818
IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 3.07%, 11/25/37 (b)		4,477	4,008,792
IndyMac INDX Mortgage Loan Trust:
Series 2007-FLX2, Class A1A, 0.34%, 4/25/37 (b)		13,702	11,381,226
Series 2007-FLX3, Class A1, 0.42%, 6/25/37 (b)		13,180	10,900,085

26	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
United States (concluded)
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1, 2.74%, 7/25/35 (b)	USD	252	$250,395
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.53%, 5/25/35 (a)(b)		10,516	8,897,519
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 5.10%, 9/25/35 (b)		300	283,925
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-11, Class 1A1, 2.49%, 5/25/35 (b)		3,395	2,927,243
Series 2007-2, Class 3A3, 5.41%, 4/25/37 (b)		4,713	3,836,981
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class 1A, 0.90%, 6/25/47 (b)		9,457	7,810,140
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.00%, 3/25/36		3,428	2,369,647
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.11%, 8/25/46 (b)		16,134	10,052,640

			420,654,756
Commercial Mortgage-Backed Securities — 7.6%
Cayman Islands — 0.2%
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		7,878	7,760,285
VFC LLC, Series 2013-1, Class A, 3.13%, 3/20/26 (a)		12,687	12,688,066

			20,448,351
Ireland — 0.1%
German Residential Funding PLC, Series 2013-1, Class E, 4.45%, 8/27/24 (b)	EUR	3,910	5,378,462

			5,378,462
United States — 7.3%
Banc of America Commercial Mortgage Trust:
Series 2006-2, Class AJ, 5.96%, 5/10/45 (b)	USD	2,000	2,099,602
Series 2007-3, Class A2, 5.86%, 6/10/49 (b)		259	258,397
Series 2007-3, Class AM, 5.86%, 6/10/49 (b)		10,690	11,812,685
Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, 2.48%, 11/15/15 (a)(b)		16,359	16,384,780
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2005-3, Class A2, 4.50%, 7/10/43		183	183,813
Series 2005-6, Class AJ, 5.36%, 9/10/47 (b)		200	213,185
Banc of America Re-REMIC Trust:
Series 2010-UB4, Class A4B, 5.04%, 12/20/41 (a)(b)		9,302	9,441,325
Series 2012-CLRN, Class E, 3.38%, 8/15/29 (a)(b)		3,271	3,290,961
BB-UBS Trust, Series 2012-TFT, Class D, 3.58%, 6/05/30 (a)(b)		6,200	5,571,909
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		220	235,752
Series 2006-PW14, Class A1A, 5.19%, 12/11/38		16,214	17,861,548
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		11,163	12,313,819

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2007-PW17, Class A3, 5.74%, 6/11/50	USD	4,913	$5,065,156
CD Mortgage Trust, Series 2007-CD5, Class AJ, 6.32%, 11/15/44 (b)		5,540	5,918,221
Citigroup Commercial Mortgage Trust:
Series 2005-C3, Class AJ, 4.96%, 5/15/43 (b)		1,110	1,125,538
Series 2013-GC15, Class C, 5.11%, 9/10/23		2,965	2,963,517
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (b)		8,880	8,928,227
Commercial Mortgage Pass-Through Certificates:
Series 2006-C5, Class AM, 5.34%, 12/15/39		9,100	9,647,547
Series 2006-C8, Class AM, 5.35%, 12/10/46		5,700	6,248,044
Series 2007-C2, Class A2, 5.45%, 1/15/49 (b)		17	16,836
Series 2007-C3, Class AAB, 5.87%, 6/15/39 (b)		6,421	6,850,355
Series 2007-C9, Class AJ, 5.65%, 12/10/49 (b)		7,460	7,723,786
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,340	2,538,364
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		2,460	2,299,460
Series 2012-LTRT, Class B, 3.80%, 10/01/22 (a)		2,730	2,546,792
Series 2013-300P, Class D, 4.54%, 8/10/30 (a)(b)		4,510	4,201,083
Series 2013-CR7, Class C, 4.18%, 3/10/46 (a)(b)		2,000	1,832,600
Series 2013-LC13, Class C, 5.05%, 8/10/46 (a)(b)		3,447	3,450,232
Series 2013-LC13, Class D, 5.05%, 8/10/46 (a)(b)		3,778	3,326,118
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2005-C3, Class AJ, 4.77%, 7/15/37		5,445	5,664,967
Series 2005-C3, Class B, 4.88%, 7/15/37		2,655	2,470,424
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A3, 0.45%, 4/15/22 (a)(b)		13,545	12,907,803
DBUBS Mortgage Trust, Series 2011-LC3A, Class C, 5.58%, 8/10/44 (a)(b)		4,725	4,882,867
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.18%, 3/15/18 (a)(b)		8,870	8,909,028
Deutsche Bank ReREMIC Trust, Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		9,136	9,122,451
Extended Stay America Trust:
Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		4,525	4,422,025
Series 2013-ESHM, Class M, 7.63%, 12/05/19 (a)		9,740	9,858,828
GE Capital Commercial Mortgage Corp. Trust:
Series 2007-C1, Class A2, 5.42%, 12/10/49		1,811	1,812,117
Series 2007-C1, Class AAB, 5.48%, 12/10/49		1,187	1,240,479
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		10,360	11,276,953

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	27

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2007-GG9, Class AM, 5.48%, 3/10/39	USD	5,842	$6,154,891
Series 2007-GG9, Class AMFX, 5.48%, 3/10/39		1,095	1,145,036
GS Mortgage Securities Corp. II:
Series 2005-GG4, Class AJ, 4.78%, 7/10/39		6,420	6,489,445
Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		9,480	8,339,660
GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class C, 3.63%, 6/05/31 (a)		620	619,410
GS Mortgage Securities Trust:
Series 2006-GG8, Class AJ, 5.62%, 11/10/39		8,495	8,121,662
Series 2006-GG8, Class AM, 5.59%, 11/10/39		710	769,277
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-PHH, Class D, 3.45%, 10/15/25 (a)(b)		6,000	6,047,604
Series 2012-PHH, Class E, 3.45%, 10/15/25 (a)(b)		1,550	1,540,683
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class AM, 5.63%, 12/12/44 (b)		1,220	1,318,277
Series 2006-LDP6, Class AJ, 5.57%, 4/15/43 (b)		4,210	4,353,885
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (b)		6,475	6,678,982
Series 2006-LDP9, Class AM, 5.37%, 5/15/47		8,115	8,683,602
Series 2007-CB18, Class A3, 5.45%, 6/12/47		825	838,586
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (b)		16,118	16,406,568
Series 2007-CB20, Class B, 6.38%, 2/12/51 (a)(b)		5,380	5,302,496
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		16,658	18,505,358
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		1,365	1,475,067
Series 2011-PLSD, Class D, 5.74%, 11/13/44 (a)(b)		10,000	10,697,050
Series 2013-ALC, Class C, 3.63%, 7/17/26 (a)(b)		12,215	12,018,656
Series 2013-C10, Class C, 4.30%, 12/15/47 (b)		3,510	3,266,620
LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 6.08%, 7/15/44 (b)		1,535	1,708,120
LB-UBS Commercial Mortgage Trust:
Series 2004-C8, Class C, 4.93%, 12/15/39 (b)		6,000	6,156,138
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (b)		7,105	7,367,672
Series 2006-C4, Class AJ, 6.07%, 6/15/38 (b)		3,377	3,485,324
Series 2007-C1, Class AJ, 5.48%, 2/15/40		10,604	10,602,436
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		21,745	22,449,168
Series 2007-C6, Class AMFL, 6.11%, 7/15/40 (a)		4,821	5,298,665
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AJ, 5.46%, 11/12/37 (b)		4,950	5,198,837
ML-CFC Commercial Mortgage Trust:
Series 2006-1, Class AJ, 5.75%, 2/12/39 (b)		4,250	4,403,242

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
United States (continued)
Series 2007-9, Class AM, 5.86%, 9/12/49 (b)	USD	6,050	$6,713,455
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class CK, 4.30%, 10/15/30 (a)		7,915	6,959,017
Morgan Stanley Capital I Trust:
Series 2005-HQ6, Class AJ, 5.07%, 8/13/42 (b)		3,800	3,987,667
Series 2006-HQ9, Class B, 5.83%, 7/12/44 (b)		3,113	3,287,845
Series 2007-HQ11, Class AJ, 5.51%, 2/12/44 (b)		956	1,009,883
Series 2007-HQ12, Class A2FX, 5.58%, 4/12/49 (b)		4,093	4,171,401
Series 2007-HQ12, Class AM, 5.76%, 4/12/49 (b)		14,255	15,134,434
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		2,790	2,987,591
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (b)		9,120	10,020,241
Series 2007-IQ14, Class AM, 5.87%, 4/15/49 (b)		11,770	12,006,589
Series 2007-IQ15, Class AM, 6.11%, 6/11/49 (b)		4,200	4,505,260
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		468	475,766
Morgan Stanley ReREMIC Trust:
Series 2009-IO, Class B, 0.06%, 7/17/56 (a)(d)		10,332	10,073,586
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		819	820,005
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		7,237	6,981,441
Series 2013-AJ, Class AJA, 0.50%, 12/31/49 (a)		4,380	3,547,800
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (a)		2,565	2,539,686
New York Securitization Trust, Series 2012-1, Class A, 6.68%, 12/27/47 (a)(b)		11,930	11,930,000
ORES NPL LLC, Series 2012-LV1, Class A, 4.00%, 9/25/44 (a)		421	421,164
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class F, 5.23%, 2/11/36 (a)(b)		3,000	3,043,800
RBSCF Trust:
Series 2010-MB1, Class C, 4.84%, 4/15/24 (a)(b)		2,000	2,077,282
Series 2013-SMV, Class C, 3.70%, 3/11/31 (a)(b)		2,900	2,705,825
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		6,777	6,778,703
SMA Issuer I LLC, Series 2012-LV1, Class A, 3.50%, 8/20/25 (a)		2,198	2,201,427
Starwood Property Mortgage Trust, Series 2013-FV1, Class D, 3.68%, 8/13/28 (a)(b)		12,595	12,597,721
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C12, Class E, 5.48%, 7/15/41 (b)		3,265	3,331,835
Series 2007-C33, Class A3, 6.12%, 2/15/51 (b)		5,136	5,232,489
Series 2007-C33, Class AJ, 6.12%, 2/15/51 (b)		11,870	11,402,548
Series 2007-C33, Class AM, 6.12%, 2/15/51 (b)		9,610	10,539,412
Series 2007-C34, Class A3, 5.68%, 5/15/46		3,400	3,814,198

28	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
United States (concluded)
Wells Fargo Commercial Mortgage Trust:
Series 2013-BTC, Class E, 3.67%, 4/16/35 (a)(b)	USD	13,720	$10,616,358
Series 2013-BTC, Class F, 3.67%, 4/16/35 (a)(b)		18,291	13,008,980
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		4,066	4,052,462

			621,335,882
Interest Only Commercial Mortgage-Backed Securities — 0.4%
United States — 0.4%
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class XCP, 0.97%, 12/15/14 (a)(b)		191,150	1,297,908
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class XA, 1.31%, 9/10/46 (b)		73,340	5,610,510
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR1, Class XA, 2.42%, 5/15/45 (b)		18,967	2,372,607
Series 2012-CR2, Class XA, 2.11%, 8/15/45 (b)		27,812	3,185,587
Series 2013-CR6, Class XA, 1.70%, 3/10/46 (b)		70,674	5,633,247
Series 2013-LC13, Class XA, 1.48%, 8/10/46 (b)		83,233	7,027,070
GS Mortgage Securities Corp. II, Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)		36,780	1,998,474
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-FL3, Class XCP, 1.66%, 4/15/28 (a)(b)		188,295	2,173,677
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA, 1.89%, 2/15/46 (b)		19,721	2,029,341

			31,328,421
Total Non-Agency Mortgage-Backed Securities — 13.4%			1,138,789,447

Preferred Securities
Capital Trusts
France — 0.0%
BNP Paribas SA, 7.78%, 6/29/49 (b)	EUR	100	150,505
GDF SUEZ, 3.88%, 7/10/49 (b)		300	408,493

			558,998
Germany — 0.0%
Allianz Finance II BV, 4.38%, 12/29/49 (b)		300	418,538
Deutsche Bank Capital Funding Trust XI, 9.50%, 3/31/49		256	370,517
Muenchener Rueckversicherungs AG, 5.77%, 6/29/49 (b)		100	141,588
RWE AG, 4.63%, 9/29/49 (b)		225	308,044
Volkswagen International Finance NV, 3.88%, 9/04/49 (b)		200	271,247

			1,509,934
Italy — 0.1%
Enel SpA, 8.75%, 9/24/73 (a)(b)	USD	6,200	6,310,870
Generali Finance BV, 5.48%, 12/29/49 (b)	EUR	100	125,815

			6,436,685

Preferred Securities	Par (000)		Value
Japan — 0.0%
Sumitomo Life Insurance Co., 6.50%, 9/20/73 (b)	USD	5,000	$5,061,415
United Kingdom — 0.1%
Barclays Bank PLC:
4.75%, 3/29/49 (b)		2,790	2,981,818
4.88%, 12/29/49 (b)		990	1,135,075
HSBC Capital Funding LP, 5.37%, 10/29/49 (b)		350	477,049
NGG Finance PLC, 4.25%, 6/18/76 (b)		400	534,917

			5,128,859
United States — 0.3%
JPMorgan Chase & Co., 6.00%, 12/29/49 (b)	USD	11,740	11,006,250
NBCUniversal Enterprise, Inc., 5.25% (a)(k)		4,900	4,851,000
Prudential Financial, Inc., 5.88%, 9/15/42 (b)		9,221	9,036,580

			24,893,830
Total Capital Trusts — 0.5%			43,589,721

Preferred Stocks		Shares
United States — 0.4%
Cliffs Natural Resources, Inc., 7.00%		473,988	9,370,743
General Motors Co., 4.75%		351,500	17,627,725
Wells Fargo & Co., 5.85% (b)		445,000	10,622,150
Total Preferred Stocks — 0.4%			37,620,618

Trust Preferreds
United States — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		606,409	16,658,055
Total Trust Preferreds — 0.2%			16,658,055
Total Preferred Securities — 1.1%			97,868,394

Taxable Municipal Bonds	Par (000)
California Statewide Communities Development Authority RB, 5.00%, 8/15/47	USD	3,750	3,350,625
Centinela Valley Union High School District GO, AGM, 5.00%, 8/01/50		13,490	13,389,769
City of Detroit, MI Sewage Disposal System Revenue RB, Series D, AGM, 0.78%, 7/01/32 (b)		7,000	5,188,330
Connecticut State Health & Educational Facility Authority RB, Series A-2, 5.00%, 7/01/40		8,500	8,923,470
County of Miami-Dade, FL RB, 5.50%, 10/01/42		5,075	5,268,763
Missouri State Health & Educational Facilities Authority RB, 4.00%, 11/15/42		5,200	4,388,124
Monroe County Industrial Development Corp. RB, Series B, 5.00%, 7/01/43		4,155	4,277,573
New York City Water & Sewer System RB:
5.00%, 6/15/44		16,500	16,998,795
5.00%, 6/15/45		8,500	8,770,555

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	29

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value
New York State Dormitory Authority RB:
5.00%, 7/01/38	USD	4,250	$4,460,630
Series A, 5.00%, 7/01/43		2,000	2,073,260
6.00%, 7/01/50		5,000	5,303,700
Pajaro Valley Unified School District GO, Series A, 5.00%, 8/01/43		7,410	7,530,338
South Carolina State Public Service Authority RB:
5.00%, 12/01/48		7,500	7,365,450
5.50%, 12/01/53		13,000	13,234,260
State of California GO:
5.00%, 4/01/42		8,120	8,300,508
5.00%, 2/01/43		7,000	7,167,440
5.00%, 4/01/43		3,500	3,585,120
Tampa-Hillsborough County Expressway Authority RB:
Series A, 5.00%, 7/01/37		2,875	2,938,135
5.00%, 7/01/42		8,500	8,553,295
Total Taxable Municipal Bonds — 1.7%			141,068,140

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.5%
FREMF Mortgage Trust:
Series 2013-K713, Class B, 3.27%, 4/25/20 (a)(b)	USD	1,060	969,708
Series 2013-K712, Class B, 3.48%, 12/25/19 (a)(b)		12,950	12,171,757
Series 2013-K32, Class B, 3.54%, 10/25/46 (a)(b)		7,510	6,477,375
Series 2012-K501, Class C, 3.61%, 11/25/46 (a)(b)		8,868	8,877,152
Series 2013-K30, Class B, 3.67%, 6/25/45 (a)(b)		7,355	6,469,480
Series 2012-K710, Class C, 3.95%, 6/25/47 (a)(b)		2,000	1,850,492
Series 2012-K706, Class C, 4.16%, 11/25/44 (a)(b)		565	535,213

			37,351,177
Commercial Mortgage-Backed Securities — 1.0%
Freddie Mac, Series K032, Class A2, 3.31%, 5/25/23 (b)		82,610	82,378,692
Interest Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae:
Series 2012-90, Class DI, 4.00%, 3/25/42		19,773	3,239,832
Series 2013-42, Class QI, 4.00%, 4/25/43		26,060	4,007,382
Series 2013-52, Class EI, 4.00%, 3/25/43		28,464	3,533,840
Series 2012-146, Class IA, 5.00%, 1/25/43		24,779	3,428,988
Series 2010-62, Class ES, 6.32%, 3/25/40 (b)		6,445	827,544
Freddie Mac:
Series 4035, Class IP, 4.50%, 10/15/41		25,521	4,272,489
Series 3990, Class SN, 6.42%, 2/15/40 (b)		6,144	273,611

			19,583,686
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac:
Series K029, Class X1, 0.20%, 2/25/22 (b)		142,989	1,089,576

U.S. Government Sponsored Agency Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series K030, Class X1, 0.34%, 4/25/23 (b)	USD	104,120	$1,842,438
Series K024, Class X1, 1.02%, 9/25/22 (b)		38,061	2,343,740
Series K008, Class X1, 1.82%, 6/25/20 (b)		19,324	1,612,936
Series K009, Class X1, 1.66%, 8/25/20 (b)		28,938	2,189,685
Series K017, Class X1, 1.60%, 12/25/21 (b)		19,702	1,770,798
Series K021, Class X1, 1.65%, 6/25/22 (b)		21,538	2,151,069
Series K501, Class X1A, 1.88%, 8/25/16 (b)		28,183	1,009,517
Series K707, Class X1, 1.69%, 1/25/47 (b)		18,104	1,239,842
Series K710, Class X1, 1.91%, 5/25/19 (b)		15,323	1,276,801
Ginnie Mae:
Series 2012-120, Class IO, 1.01%, 2/16/53 (b)		22,543	1,677,374
Series 2009-80, Class IO, 1.37%, 9/16/51 (b)		17,815	1,340,983

			19,544,759
Mortgage-Backed Securities — 57.7%
Fannie Mae Mortgage-Backed Securities:
1.99%, 8/01/43 (b)		8,058	7,989,394
2.02%, 12/01/42 (b)		43,300	43,260,423
2.05%, 1/01/43-2/01/43 (b)		44,506	44,450,958
2.05%, 8/01/43 (b)		4,914	4,874,352
2.07%, 7/01/43 (b)		12,786	12,702,898
2.08%, 8/01/43 (b)		29,063	28,885,213
2.09%, 6/01/43 (b)		5,847	5,806,422
2.16%, 12/01/42 (b)		21,177	21,284,560
2.25%, 10/01/42 (b)		21,402	21,518,363
2.25%, 9/01/43 (b)		26,110	26,081,969
2.27%, 7/01/43 (b)		18,753	18,840,353
2.50%, 5/01/27-10/01/28 (l)		805,449	810,396,910
3.00%, 9/01/42-10/01/43 (l)		469,647	458,835,170
3.50%, 10/01/43 (l)		1,368,270	1,392,856,170
4.00%, 7/01/43-10/01/43 (l)		652,099	684,226,266
4.50%, 1/01/15-10/01/43 (l)		868,773	927,705,543
6.00%, 3/01/38		17	18,605
Freddie Mac Mortgage-Backed Securities:
2.10%, 1/01/43 (b)		22,428	22,453,904
2.10%, 6/01/43 (b)		18,378	18,294,818
2.11%, 1/01/43 (b)		21,548	21,561,260
2.14%, 8/01/43 (b)		23,469	23,413,140
2.20%, 8/01/43 (b)		23,209	23,209,786
2.23%, 8/01/43 (b)		7,109	7,121,579
2.50%, 7/01/27		70,850	71,363,245
Ginnie Mae Mortgage-Backed Securities:
2.50%, 4/15/27-3/20/43		107,471	102,991,869
4.00%, 10/20/40		116,303	123,323,846

			4,923,467,016
Total U.S. Government Sponsored Agency Securities — 59.6%			5,082,325,330

30	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bonds:
3.13%, 2/15/43 (m)	USD	5,480	$4,909,740
3.63%, 8/15/43		100,285	99,125,505
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		11,821	10,117,344
U.S. Treasury Inflation Indexed Notes:
0.13%, 1/15/23		69,555	67,663,705
0.38%, 7/15/23		237,173	235,950,565
U.S. Treasury Notes:
0.38%, 8/31/15		129,340	129,491,586
0.88%, 9/15/16-1/31/18		20,537	20,588,918
1.38%, 7/31/18-1/31/20		399,205	398,113,408
1.50%, 8/31/18		340,955	343,219,282
1.25%, 2/29/20		1,074	1,033,725
1.13%, 4/30/20		4,080	3,878,550
2.50%, 8/15/23		101,748	100,714,647
Total U.S. Treasury Obligations — 16.6%			1,414,806,975
Total Long-Term Investments (Cost — $11,368,459,635) — 134.7%			11,494,004,870

Short-Term Securities
Borrowed Bond Agreements — 9.1%
Barclays Bank PLC, (1.50)%, Open (Purchased on 5/29/13 to be repurchased at EUR 2,492,348, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fair value of EUR 2,515,000 and $3,617,598, respectively)	EUR	2,705	3,659,336
Barclays Bank PLC, (0.88)%, Open (Purchased on 5/29/13 to be repurchased at EUR 1,781,406, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 8/01/21, par and fair value of EUR 1,870,000 and $2,571,654, respectively)		1,922	2,599,596
Barclays Bank PLC, (0.26)%, Open (Purchased on 9/10/13 to be repurchased at EUR 1,660,737, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fair value of EUR 1,610,000 and $2,250,045, respectively)		1,682	2,276,005
Barclays Bank PLC, (0.22)%, Open (Purchased on 2/06/13 to be repurchased at EUR 4,061,180, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/26, par and fair value of EUR 3,950,000 and $5,320,247, respectively)		4,183	5,658,990
Barclays Bank PLC, (0.18)%, Open (Purchased on 9/04/13 to be repurchased at EUR 3,949,384, collateralized by Portugal Obrigacoes do Tesouro OT, 4.75% due at 6/14/19, par and fair value of EUR 3,980,000 and $4,939,975, respectively)		3,991	5,399,731
Barclays Bank PLC, (0.18)%, Open (Purchased on 9/04/13 to be repurchased at EUR 4,928,701, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 8/01/21, par and fair value of EUR 4,980,000 and $6,692,600, respectively)		5,001	6,765,318
Barclays Bank PLC, (0.11)%, Open (Purchased on 9/04/13 to be repurchased at EUR 3,856,191, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fair value of EUR 3,650,000 and $5,185,630, respectively)		3,877	5,245,460

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (continued)
Barclays Bank PLC, (0.10)%, Open (Purchased on 5/22/13 to be repurchased at EUR 1,966,951, collateralized by Republic of France, 4.00% due at 4/25/18, par and fair value of EUR 1,690,000 and $2,578,729, respectively)	EUR	1,977	$2,674,318
Barclays Bank PLC, (0.10)%, Open (Purchased on 5/22/13 to be repurchased at EUR 19,760,930, collateralized by Republic of France, 4.00% due at 4/25/18, par and fair value of EUR 16,900,000 and $25,907,143, respectively)		19,860	26,867,473
Barclays Bank PLC, (0.09)%, Open (Purchased on 9/02/13 to be repurchased at EUR 20,846,952, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 8/01/21, par and fair value of EUR 20,875,000 and $28,102,496, respectively)		20,999	28,407,843
Barclays Bank PLC, (0.09)%, Open (Purchased on 9/05/13 to be repurchased at EUR 7,194,422, collateralized by Kingdom of Spain, 4.60% due at 7/30/19, par and fair value of EUR 7,000,000 and $10,076,201, respectively)		7,233	9,785,575
Barclays Bank PLC, (0.08)%, Open (Purchased on 11/13/12 to be repurchased at EUR 57,505,473, collateralized by French Treasury Notes, 1.00% due at 7/25/17, par and fair value of EUR 56,770,000 and $77,345,264, respectively)		57,725	78,093,407
Barclays Bank PLC, (0.07)%, Open (Purchased on 2/27/13 to be repurchased at EUR 4,542,009, collateralized by Kingdom of Spain, 5.50% due at 4/30/21, par and fair value of EUR 4,060,000 and $6,084,397, respectively)		4,568	6,180,459
Barclays Bank PLC, (0.05)%, Open (Purchased on 5/22/13 to be repurchased at EUR 1,974,962, collateralized by Kingdom of Belgium, 4.00% due at 3/28/18, par and fair value of EUR 1,690,000 and $1,917,580, respectively)		1,980	2,678,398
Barclays Bank PLC, (0.05)%, Open (Purchased on 9/30/13 to be repurchased at EUR 8,274,280, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 5/01/23, par and fair value of EUR 7,940,000 and $10,827,566, respectively)		8,315	11,248,497
Barclays Bank PLC, (0.04)%, Open (Purchased on 5/21/13 to be repurchased at EUR 19,550,229, collateralized by Kingdom of Belgium, 4.00% due at 3/28/18, par and fair value of EUR 16,900,000 and $18,972,932, respectively)		19,589	26,500,625
Barclays Bank PLC, (0.04)%, Open (Purchased on 9/11/13 to be repurchased at EUR 7,775,956, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 3/01/21, par and fair value of EUR 7,680,000 and $10,345,441, respectively)		7,800	10,551,631
Barclays Bank PLC, (0.02)%, Open (Purchased on 9/05/13 to be repurchased at EUR 9,153,049, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 3/01/21, par and fair value of EUR 9,000,000 and $12,159,178, respectively)		9,167	12,401,516

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	31

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (continued)
Barclays Bank PLC, 0.00%, Open (Purchased on 9/11/13 to be repurchased at EUR 7,696,330, collateralized by Kingdom of Spain, 3.75% due at 10/31/18, par and fair value of EUR 7,530,000 and $10,458,752, respectively)	EUR	7,696	$10,411,984
BNP Paribas Securities Corp., 0.03%, Open (Purchased on 8/15/13 to be repurchased at $1,638,046, collateralized by U.S. Treasury Notes, 0.75% due at 3/31/18, par and fair value of USD 1,682,000 and $1,646,257, respectively)	USD	1,636	1,635,745
Citigroup Global Markets Holdings, Inc., (0.10)%, Open (Purchased on 11/15/12 to be repurchased at EUR 56,702,446, collateralized by French Treasury Notes, 1.00% due at 7/25/17, par and fair value of EUR 56,200,000 and $76,337,218, respectively)	EUR	56,973	77,075,611
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 7/11/13 to be repurchased at $17,677,339, collateralized by General Electric Capital Corp., 1.63% due at 4/02/18, par and fair value of USD 18,125,000 and $17,842,051, respectively)	USD	17,763	17,762,500
Citigroup Global Markets, Inc., (0.10)%, Open (Purchased on 8/02/13 to be repurchased at $15,835,211, collateralized by Kinder Morgan Energy Partners LP, 5.00% due at 3/01/43, par and fair value of USD 16,490,000 and $14,912,748, respectively)		16,325	16,325,100
Credit Suisse Securities (USA) LLC, (0.15)%, Open (Purchased on 6/14/13 to be repurchased at $16,447,720, collateralized by Devon Energy Corp., 3.25% due at 5/15/22, par and fair value of USD 16,800,000 and $16,081,498, respectively)		16,674	16,674,000
Credit Suisse Securities (USA) LLC, (0.10)%, Open (Purchased on 9/03/13 to be repurchased at $2,662,058, collateralized by BHP Billiton Finance USA, Ltd., 4.13% due at 2/24/42, par and fair value of USD 3,000,000 and $2,727,030, respectively)		2,741	2,741,250
Credit Suisse Securities (USA) LLC, (0.10)%, Open (Purchased on 9/03/13 to be repurchased at $2,891,084, collateralized by Sysco Corp., 2.60% due at 6/12/22, par and fair value of USD 3,095,000 and $2,928,492, respectively)		2,917	2,917,037
Credit Suisse Securities (USA) LLC, 0.00%, Open (Purchased on 9/17/13 to be repurchased at $1,506,000, collateralized by U.S. Treasury Notes, 1.13% due at 3/31/20, par and fair value of USD 1,600,000 and $1,524,625, respectively)		1,506	1,506,000
Credit Suisse Securities (USA) LLC, 0.02%, Open (Purchased on 9/30/13 to be repurchased at $141,299,604, collateralized by U.S. Treasury Notes, 2.50% due at 8/15/23, par and fair value of USD 141,904,000 and $140,462,526, respectively)		141,017	141,017,100

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (continued)
Credit Suisse Securities (USA) LLC, 0.03%, Open (Purchased on 9/18/13 to be repurchased at $33,670,528, collateralized by U.S. Treasury Notes, 0.75% due at 2/28/18, par and fair value of USD 34,665,000 and $33,993,366, respectively)	USD	33,625	$33,625,050
Credit Suisse Securities (USA) LLC, 0.04%, Open (Purchased on 9/18/13 to be repurchased at $13,262,980, collateralized by U.S. Treasury Bonds, 2.75% due at 11/15/42, par and fair value of USD 16,108,000 and $13,257,394, respectively)		13,108	13,107,885
Deutsche Bank Securities, Inc., (0.15)%, Open (Purchased on 9/24/13 to be repurchased at $1,330,917, collateralized by U.S. Treasury Notes, 2.00% due at 7/31/20, par and fair value of USD 1,350,000 and $1,353,375, respectively)		1,345	1,344,938
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 7/09/13 to be repurchased at $4,099,255, collateralized by Teck Resources Ltd., 4.75% due at 1/15/22, par and fair value of USD 4,000,000 and $4,099,045, respectively)		4,135	4,135,000
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 8/01/13 to be repurchased at $5,228,264, collateralized by LYB International Finance BV, 4.00% due at 7/15/23, par and fair value of USD 5,275,000 and $5,229,550, respectively)		5,282	5,281,594
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 9/04/13 to be repurchased at $2,926,205, collateralized by Teck Resources Ltd., 4.75% due at 1/15/22, par and fair value of USD 3,000,000 and $2,925,588, respectively)		2,951	2,951,250
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 9/24/13 to be repurchased at $7,384,980, collateralized by Noble Holding International Ltd., 3.95% due at 3/15/22, par and fair value of USD 7,800,000 and $7,523,802, respectively)		7,449	7,449,000
Deutsche Bank Securities, Inc., (0.10)%, Open (Purchased on 9/24/13 to be repurchased at $9,387,059, collateralized by U.S. Treasury Notes, 2.13% due at 8/31/20, par and fair value of USD 9,430,000 and $9,513,248, respectively)		9,454	9,453,575
Deutsche Bank Securities, Inc., (0.05)%, Open (Purchased on 9/04/13 to be repurchased at $746,829, collateralized by U.S. Treasury Bonds, 2.88% due at 5/15/43, par and fair value of USD 900,000 and $747,401, respectively)		758	758,250
Deutsche Bank Securities, Inc., (0.03)%, Open (Purchased on 8/21/13 to be repurchased at $4,610,052, collateralized by U.S. Treasury Bonds, 2.88% due at 5/15/43, par and fair value of USD 5,605,000 and $4,585,590, respectively)		4,652	4,652,150

32	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (concluded)
Deutsche Bank Securities, Inc., (0.02)%, Open (Purchased on 9/23/13 to be repurchased at $52,724,029, collateralized by U.S. Treasury Notes, 0.63% due at 4/30/18, par and fair value of USD 54,546,000 and $53,020,403, respectively)	USD	52,773	$52,773,255
Deutsche Bank Securities, Inc., 0.01%, Open (Purchased on 9/25/13 to be repurchased at $61,692,570, collateralized by U.S. Treasury Bonds, 2.88% due at 5/15/43, par and fair value of USD 71,210,000 and $60,627,615, respectively)		61,508	61,507,637
Deutsche Bank Securities, Inc., 0.01%, Open (Purchased on 9/24/13 to be repurchased at $6,638,765, collateralized by U.S. Treasury Notes, 1.75% due at 5/15/23, par and fair value of USD 7,209,000 and $6,680,155, respectively)		6,632	6,632,280
Morgan Stanley & Co. International PLC, (0.05)%, Open (Purchased on 3/04/13 to be repurchased at EUR 4,193,935, collateralized by Kingdom of Spain, 5.85% due at 1/31/22, par and fair value of EUR 3,874,000 and $5,878,346, respectively)	EUR	4,213	5,699,525
RBC Capital Markets LLC, (0.05)%, Open (Purchased on 9/06/13 to be repurchased at $14,163,786, collateralized by Target Corp., 2.90% due at 1/15/22, par and fair value of USD 14,740,000 and $14,391,428, respectively)	USD	14,224	14,224,100
UBS Ltd., (0.15)%, Open (Purchased on 10/02/12 to be repurchased at EUR 10,187,545, collateralized by Republic of France, 3.00% due at 4/25/22, par and fair value of EUR 9,550,000 and $13,847,151, respectively)	EUR	10,338	13,985,599

			772,641,593
		Shares
Money Market Funds — 10.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (j)(n)		929,528,769	929,528,769
Total Short-Term Securities (Cost — $1,687,041,612) — 20.0%			1,702,170,362

Options Purchased
(Cost — $37,179,058) — 0.3%			27,232,517
Total Investments Before Options Written, TBA Sale Commitments and Borrowed Bonds (Cost — $13,092,680,305*) — 155.0%			13,223,407,749

Options Written
(Premiums Received — $ 20,460,459) — (0.1)%			(10,614,725)

TBA Sale Commitments (l)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/28-10/01/43	USD	563,700	$(561,488,469)
4.50%, 10/01/28-10/01/43		889,900	(949,911,369)
3.00%, 10/01/43		66,100	(64,571,437)
3.50%, 10/01/43		607,270	(618,181,913)
4.00%, 10/01/43		375,900	(394,283,841)
Freddie Mac Mortgage-Backed Securities, 2.50%, 10/01/28		67,300	(67,689,075)
Ginnie Mae Mortgage-Backed Securities, 4.00%, 10/15/43		116,300	(123,096,281)
Total TBA Sale Commitments (Proceeds — $2,743,991,442) — (32.6)%			(2,779,222,385)

Borrowed Bonds
Corporate Bonds — (0.9)%
Devon Energy Corp., 3.25%, 5/15/22		16,270	(15,574,165)
General Electric Capital Corp., 1.63%, 4/02/18		18,125	(17,842,051)
Kinder Morgan Energy Partners LP, 5.00%, 3/01/43		16,490	(14,912,748)
LYB International Finance BV, 4.00%, 7/15/23		5,275	(5,229,550)
Noble Holding International Ltd., 3.95%, 3/15/22		1,050	(1,012,820)
Sysco Corp., 2.60%, 6/12/22		3,095	(2,928,492)
Target Corp., 2.90%, 1/15/22		14,740	(14,391,428)
Teck Resources Ltd., 4.75%, 1/15/22		7,000	(7,024,633)

			(78,915,887)
Foreign Government Obligations — (4.0)%
Buoni Poliennali Del Tesoro,
3.75%, 3/01/21-8/01/21	EUR	44,405	(59,871,369)
4.50%, 5/01/23-3/01/26		11,890	(16,147,813)
French Treasury Notes, 1.00%, 7/25/17		112,970	(153,682,482)
Kingdom of Belgium, 4.00%, 3/28/18		18,590	(21,240,628)
Kingdom of Spain,
4.10%, 7/30/18		7,775	(11,053,273)
3.75%, 10/31/18		7,530	(10,458,752)
4.60%, 7/30/19		7,000	(10,076,201)
5.50%, 4/30/21		4,060	(6,084,397)
5.85%, 1/31/22		3,874	(5,878,346)
Portugal Obrigacoes do Tesouro OT, 4.75%, 6/14/19		3,980	(4,939,975)
Republic of France,
4.00%, 4/25/18		18,590	(28,485,872)
3.00%, 4/25/22		9,550	(13,847,151)

			(341,766,259)
U.S. Treasury Obligations — (3.8)%
U.S. Treasury Bonds,
2.75%, 11/15/42	USD	16,018	(13,257,394)
2.88%, 5/15/43		77,715	(65,960,606)

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	33

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

Borrowed Bonds	Par (000)		Value
U.S. Treasury Notes,
0.75%, 2/28/18-3/31/18	USD	36,347	$(35,639,623)
0.63%, 4/30/18		54,546	(53,020,403)
1.13%, 3/31/20		1,600	(1,524,625)
2.00%, 7/31/20		1,350	(1,353,375)
2.13%, 8/31/20		5,720	(5,770,496)
1.75%, 5/15/23		7,209	(6,680,155)
2.50%, 8/15/23		141,904	(140,462,526)

			(323,669,203)
Total Borrowed Bonds (Proceeds — $733,959,083) — (8.7)%			(744,351,349)

Value
Total Investments Net of Options Written, TBA Sale Commitments and Borrowed Bonds — 113.6%	$9,689,219,290
Liabilities in Excess of Other Assets — (13.6)%	(1,159,616,085)

Net Assets — 100.0%	$8,529,603,205

Notes to Consolidated Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$13,095,910,264

Gross unrealized appreciation	$221,333,828
Gross unrealized depreciation	(93,836,343)

Net unrealized appreciation	$127,497,485

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Par is less than $500.

(d)	Represents a zero-coupon bond. Rate shown reflects the annualized yield at date of purchase.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Non-income producing security.

(g)	All or a portion of securities have been pledged as collateral in connection with open reverse repurchase agreements.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Shares Purchased		Shares Sold	Shares Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
BlackRock Emerging Market Local Debt Portfolio, BlackRock Class	1,962,541	24,094		(1,986,635)	—	—	$329,264	$220,565
BlackRock Floating Rate Income Portfolio, Institutional Class	11,283,016	210,883		(11,493,899)	—	—	$2,217,322	$2,144,087
BlackRock Liquidity Funds, TempFund, Institutional Class	9,412,037	920,116,732	*	—	929,528,769	$929,528,769	$167,454	—
iShares Gold Trust	1,020,297	—		1,020,297	2,040,594	—	—	$(271,829)
iShares iBoxx $ High Yield Corporate Bond Fund	—	2,161,000		(340,000)	1,821,000	$166,730,760	$730,330	$(502,584)
iShares JPMorgan USD Emerging Markets Bond Fund	170,500	—		—	170,500	$18,584,500	$588,274	—

*	Represents net shares purchased.

(k)	Security is perpetual in nature and has no stated maturity date.

34	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

(l)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(40,928,938)	$15,897
BNP Paribas Securities Corp.	$(51,428,128)	$349,239
Citigroup Global Markets, Inc.	$135,420,389	$2,075,328
Credit Suisse Securities (USA) LLC	$330,352,390	$7,970,270
Deutsche Bank Securities, Inc.	$22,723,498	$(1,031,966)
Goldman Sachs & Co.	$(307,004,090)	$(4,194,645)
J.P. Morgan Securities LLC	$560,991,594	$12,540,929
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(138,856,528)	$(2,256,372)
Morgan Stanley & Co. LLC	$343,026,163	$7,558,661
Nomura Securities International, Inc.	$(50,835,315)	$(134,096)
RBS Securities, Inc.	$(112,080,939)	$(263,853)

(m)	All or a portion of security has been pledged as collateral in connection with swaps.

(n)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of September 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
J.P. Morgan Securities LLC	(0.05%)	3/14/13	Open	$751,500	$751,294
Deutsche Bank Securities, Inc.	(0.63%)	9/03/13	Open	1,398,000	1,397,340
Total				$2,149,500	$2,148,634

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
559	Nikkei 225 Index	Chicago Mercantile	December 2013	USD	40,848,925	$(99,127)
15,482	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	December 2013	USD	3,410,152,422	5,285,779
2,312	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	December 2013	USD	279,860,375	1,286,240
700	Three Month Sterling	NYSE Liffe	September 2015	USD	139,848,442	292,001
357	3-month EURIBOR	NYSE Liffe	September 2016	USD	119,117,925	276,504
355	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	86,540,125	80,505
1,381	Euro Dollar Futures	Chicago Mercantile	September 2017	USD	335,099,650	519,157
(635)	E-Mini S&P 500 Futures	Chicago Mercantile	December 2013	USD	(53,157,438)	147,894
(12)	Euro Dollar Futures	Chicago Mercantile	December 2013	USD	(2,991,450)	(1,023)
(1,136)	Euro-Bobl	Eurex	December 2013	USD	(191,244,135)	(1,886,192)
(505)	Euro-Bund	Eurex	December 2013	USD	(95,988,122)	(1,913,196)
(149)	Euro-Buxl	Eurex	December 2013	USD	(25,297,627)	(409,006)
(283)	Euro-OAT French Government Bonds	Eurex	December 2013	USD	(50,724,681)	(790,269)
(27)	Euro-Schatz	Eurex	December 2013	USD	(4,032,577)	(9,553)
(400)	Gilt British	NYSE Liffe	December 2013	USD	(71,439,216)	(709,758)
(46)	Nikkei 225 Index	Osaka Securities	December 2013	USD	(6,766,977)	(36,817)
(16,199)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	December 2013	USD	(2,047,401,734)	(47,232,207)
(2,840)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	December 2013	USD	(378,785,000)	(4,234,380)
(602)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	December 2013	USD	(85,540,437)	(875,270)
(9)	Euro Dollar Futures	Chicago Mercantile	March 2014	USD	(2,242,687)	(639)
(7)	Euro Dollar Futures	Chicago Mercantile	June 2014	USD	(1,743,613)	(684)
(6)	Euro Dollar Futures	Chicago Mercantile	September 2014	USD	(1,493,625)	(1,638)
(366)	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	(91,033,350)	(16,395)
(4)	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	(993,800)	(1,942)
(184)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	(45,648,100)	(11,632)
(1,384)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	(342,678,400)	(362,820)
(3)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	(740,963)	(4,733)
(2)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	(492,675)	(409)

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	35

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Financial futures contracts as of September 30, 2013 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(2)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	(491,350)	$(883)
(357)	3-month EURIBOR	NYSE Liffe	September 2017	USD	(118,417,622)	(254,067)
(355)	Euro Dollar Futures	Chicago Mercantile	March 2018	USD	(85,785,750)	(94,075)
Total						$(51,058,635)

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,928,588	JPY	189,478,000	JPMorgan Chase Bank N.A.	10/01/13	$942
USD	85,337,857	EUR	63,033,000	Credit Suisse International	10/02/13	63,635
USD	11,131,757	EUR	8,420,000	JPMorgan Chase Bank N.A.	10/03/13	(259,327)
USD	12,684,780	EUR	9,630,000	Deutsche Bank AG	10/04/13	(343,296)
INR	715,000,000	USD	10,718,033	Deutsche Bank AG	10/10/13	666,260
USD	10,344,329	INR	715,000,000	Deutsche Bank AG	10/10/13	(1,039,964)
USD	8,993,104	KRW	10,073,176,018	Citibank N.A.	10/10/13	(373,444)
MXN	311,533,000	USD	23,686,219	BNP Paribas S.A.	10/22/13	65,698
USD	6,869,595	AUD	7,541,000	UBS AG	10/22/13	(154,236)
USD	8,980,600	AUD	10,000,000	UBS AG	10/22/13	(333,590)
USD	3,608,946	CHF	3,378,219	BNP Paribas S.A.	10/22/13	(127,272)
USD	43,890,939	CNY	271,167,000	HSBC Bank PLC	10/22/13	(410,426)
USD	1,584,836	GBP	1,030,000	Bank of America N.A.	10/22/13	(82,323)
USD	2,781,706	GBP	1,828,000	Bank of America N.A.	10/22/13	(177,098)
USD	7,207,050	GBP	4,606,000	Bank of America N.A.	10/22/13	(248,229)
USD	10,523,486	GBP	6,744,000	Bank of America N.A.	10/22/13	(392,363)
USD	429,250	GBP	280,000	BNP Paribas S.A.	10/22/13	(23,959)
USD	2,837,672	GBP	1,826,000	Citibank N.A.	10/22/13	(117,895)
USD	2,582,461	GBP	1,687,000	Credit Suisse International	10/22/13	(148,119)
USD	21,698,236	GBP	14,000,000	Credit Suisse International	10/22/13	(962,185)
USD	126,125,014	GBP	83,637,000	Deutsche Bank AG	10/22/13	(9,249,959)
USD	6,077,925	HKD	47,130,000	Barclays Bank PLC	10/22/13	974
USD	2,754,189	JPY	275,100,000	Citibank N.A.	10/22/13	(44,918)
USD	3,706,042	JPY	371,000,000	Citibank N.A.	10/22/13	(68,836)
USD	4,927,183	MXN	63,917,000	Barclays Bank PLC	10/22/13	54,019
USD	2,716,380	MXN	35,003,000	BNP Paribas S.A.	10/22/13	47,679
USD	21,881,667	MXN	276,530,000	BNP Paribas S.A.	10/22/13	798,450
USD	11,968,886	SGD	15,321,000	Credit Suisse International	10/22/13	(243,846)
AUD	1,009,000	USD	950,591	JPMorgan Chase Bank N.A.	10/23/13	(9,298)
USD	905,842	AUD	1,009,000	UBS AG	10/23/13	(35,451)
EUR	63,033,000	USD	85,342,144	Credit Suisse International	10/24/13	(89,373)
USD	22,321,599	EUR	16,536,000	BNP Paribas S.A.	10/24/13	(50,443)
USD	828,830,450	EUR	613,482,916	BNP Paribas S.A.	10/24/13	(1,168,700)
USD	249,231	EUR	184,576	Citibank N.A.	10/24/13	(488)
CHF	3,173,553	EUR	2,581,982	UBS AG	12/18/13	17,877
CHF	3,070,035	USD	3,375,000	Citibank N.A.	12/18/13	22,090
EUR	2,865,000	USD	3,865,086	UBS AG	12/18/13	11,633
EUR	2,865,000	USD	3,865,086	UBS AG	12/18/13	11,633
INR	1,185,632,000	USD	18,760,000	JPMorgan Chase Bank N.A.	12/18/13	(226,766)

36	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Foreign currency exchange contracts as of September 30, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	1,519,232,400	USD	23,940,000	Morgan Stanley Capital Services LLC	12/18/13	$(192,084)
JPY	353,817,273	USD	3,585,000	Deutsche Bank AG	12/18/13	16,551
MXN	73,174,785	USD	5,621,000	Barclays Bank PLC	12/18/13	(66,867)
MXN	518,543,106	USD	39,830,000	Barclays Bank PLC	12/18/13	(471,397)
MXN	19,684,426	USD	1,539,000	Deutsche Bank AG	12/18/13	(44,907)
USD	3,946,465	CAD	4,068,000	Citibank N.A.	12/18/13	5,080
USD	3,445,000	CAD	3,557,207	Deutsche Bank AG	12/18/13	(1,490)
USD	6,751,000	CHF	6,243,588	Barclays Bank PLC	12/18/13	(157,726)
USD	381,811	EUR	283,018	UBS AG	12/18/13	(1,149)
USD	3,868,180	EUR	2,865,000	UBS AG	12/18/13	(8,539)
USD	3,310,000	JPY	326,883,022	BNP Paribas S.A.	12/18/13	(17,384)
USD	19,920,000	JPY	1,967,223,504	BNP Paribas S.A.	12/18/13	(104,618)
USD	3,580,000	JPY	351,462,920	Citibank N.A.	12/18/13	2,414
USD	3,580,000	MXN	46,100,190	Citibank N.A.	12/18/13	80,891
USD	3,580,000	MXN	46,687,317	Citibank N.A.	12/18/13	36,326
USD	38,360,000	TRY	77,826,111	Bank of America N.A.	12/18/13	384,015
ZAR	380,268,434	USD	38,360,000	Credit Suisse International	12/18/13	(937,372)
Total						$(16,099,170)

•	Exchange-traded options purchased as of September 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
CBOE Volatility Index	Call	USD	15.00	10/16/13	3,460	$570,900
CBOE Volatility Index	Call	USD	19.00	10/16/13	3,460	207,600
SPDR S&P 500 ETF Trust	Call	USD	172.00	10/19/13	24,783	1,486,980
SPDR S&P 500 ETF Trust	Call	USD	171.00	10/19/13	14,295	1,300,845
SPDR S&P 500 ETF Trust	Call	USD	175.00	12/21/13	10,402	1,456,280
EURO STOXX 50 Index	Put	EUR	2,925.00	10/18/13	1,425	1,237,655
S&P 500 Index	Put	USD	1,650.00	10/19/13	178	209,684
SPDR S&P 500 ETF Trust	Put	USD	167.00	10/19/13	800	136,800
Euro Dollar 1-Year Mid-Curve	Put	USD	99.00	12/13/13	5,813	72,662
Euro Dollar 2-Year Mid-Curve	Put	USD	98.25	12/13/13	4,832	453,000
Euro Dollar 3-Year Mid-Curve	Put	USD	96.75	12/13/13	5,132	288,675
Euro Dollar 1-Year Mid-Curve	Put	USD	98.50	6/13/14	3,605	563,281
Total						$7,984,362

•	Over-the-counter barrier options purchased as of September 30, 2013 were as follows:

Description	Counterparty	Strike Price		Barrier Price/Range		Expiration Date	Notional Amount (000)		Market Value
USD Currency	Deutsche Bank AG	TRY	2.07	TRY	2.2157	10/02/13	USD	20,135	$4,883
AUD Currency	Citibank N.A.	USD	0.81	USD	0.81	12/20/13	AUD	7,785	140,382
Total									$145,265

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	37

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Over-the-counter options purchased as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
AUD Currency	BNP Paribas S.A.	Call	USD	0.92	10/01/13	—	AUD	76,090	$1,383,992
USD Currency	Deutsche Bank AG	Call	JPY	105.00	10/03/13	—	USD	13,260	1
Nikkei 225 Index	Citibank N.A.	Call	JPY	14,750.00	10/11/13	126		—	185,869
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Call	JPY	15,000.00	10/11/13	352,500		—	286,891
USD Currency	BNP Paribas S.A.	Call	JPY	105.00	10/31/13	—	USD	105,320	40,843
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	100.00	10/31/13	—	USD	38,345	255,029
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	110.00	10/31/13	—	USD	38,345	284
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	100.00	10/31/13	—	USD	14,320	95,241
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	110.00	10/31/13	—	USD	14,320	106
KOSPI Index	Bank of America N.A.	Call	KRW	280.50	11/14/13	216		—	60,415
USD Currency	Deutsche Bank AG	Call	CHF	0.95	11/15/13	—	USD	16,880	30,759
USD Currency	Deutsche Bank AG	Call	MXN	13.16	11/18/13	—	USD	7,755	176,473
USD Currency	Royal Bank of Scotland PLC	Call	MXN	13.16	11/18/13	—	USD	7,750	176,360
EUR Currency	BNP Paribas S.A.	Call	CHF	1.30	12/12/13	—	EUR	15,265	3,575
EUR Currency	Deutsche Bank AG	Call	CHF	1.25	12/12/13	—	EUR	15,265	49,466
USD Currency	Citibank N.A.	Call	CNY	6.30	12/13/13	—	USD	30,000	1,995
USD Currency	JPMorgan Chase Bank N.A.	Call	CNY	6.30	12/18/13	—	USD	30,000	2,973
NIDEC Corp.	Bank of America N.A.	Call	JPY	0.35	9/18/15	700,000,000		—	576,101
Billion Express Investments Ltd.	BNP Paribas S.A.	Call	USD	1.70	10/18/15	15,000,000		—	1,018,740
Advanced Semiconductor Engineering, Inc.	Citibank N.A.	Call	USD	1.85	9/05/16	5,000,000		—	667,170
EUR Currency	Citibank N.A.	Put	USD	1.24	10/01/13	—	EUR	191,500	26
KOSPI 200 Index	Citibank N.A.	Put	KRW	255.92	10/10/13	204		—	86,713
KOSPI Index	JPMorgan Chase Bank N.A.	Put	KRW	256.00	10/10/13	133,000,000		—	109,989
CNX Nifty Index	Citibank N.A.	Put	INR	5,400.00	10/31/13	303,532		—	257,933
CNX Nifty Index	Citibank N.A.	Put	INR	5,698.17	10/31/13	266,770		—	554,407
EUR Currency	Citibank N.A.	Put	USD	1.29	11/18/13	—	EUR	19,410	28,591
EUR Currency	Citibank N.A.	Put	USD	1.25	11/18/13	—	EUR	18,605	3,748
EUR Currency	Citibank N.A.	Put	USD	1.21	11/18/13	—	EUR	18,605	224
USD Currency	Deutsche Bank AG	Put	MXN	12.00	11/18/13	—	USD	15,505	5,777
GBP Currency	Barclays Bank PLC	Put	USD	1.50	12/06/13	—	GBP	31,705	19,987
GBP Currency	Deutsche Bank AG	Put	USD	1.54	12/06/13	—	GBP	31,705	76,668
EUR Currency	UBS AG	Put	USD	1.32	12/20/13	—	EUR	150,880	1,225,280
EUR Currency	UBS AG	Put	USD	1.32	12/20/13	—	EUR	28,285	229,699
EUR Currency	UBS AG	Put	USD	1.33	12/20/13	—	EUR	17,920	188,454
EUR Currency	UBS AG	Put	USD	1.33	12/20/13	—	EUR	17,920	188,454
Total									$7,988,233

•	Over-the-counter credit default swaptions purchased as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
Bought protection on 5-Year Credit Default Swaps	Citibank N.A.	Put	EUR	400.00	Pay	iTraxx Crossover Series 20 Version 1	11/20/13	EUR	24,310	$544,707
Bought protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Put	EUR	400.00	Pay	iTraxx Crossover Series 20 Version 1	11/20/13	EUR	36,460	816,949
Total										$1,361,656

38	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Over-the-counter straddle options purchased as of September 30, 2013 were as follows:

Description	Counterparty	Strike Volatility	Strike/Maturity Date[1]	Notional Amount (000)		Market Value
EUR/USD - 2-Month Forward/1-Month	JPMorgan Chase
Volatility - Forward Volatility Agreement	Bank N.A.	7.42	11/29/13	EUR	55,450	$(20,876)

[1]	On strike/maturity date, based on the current volatility level, the option will settle in cash or convert to a 1-month straddle option using the 11/29/13 spot rate.

•	Exchange-traded options written as of September 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
U.S. Treasury Notes (10 Year)	Call	USD	127.00	10/04/13	414	$(84,094)
CBOE Volatility Index	Call	USD	17.00	10/16/13	6,919	(657,305)
iShares iBoxx $ High Yield Corporate Bond ETF	Call	USD	92.00	10/19/13	4,000	(120,000)
SPDR S&P 500 ETF Trust	Call	USD	180.00	12/21/13	3,467	(162,949)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	USD	89.00	10/19/13	4,000	(120,000)
S&P 500 Index	Put	USD	165.00	10/19/13	400	(32,000)
Euro Dollar 2-Year Mid-Curve	Put	USD	98.00	12/13/13	4,851	(212,231)
Euro Dollar 3-Year Mid-Curve	Put	USD	96.50	12/13/13	5,132	(160,375)
Euro Dollar 1-Year Mid-Curve	Put	USD	98.00	6/13/14	3,605	(292,906)
Total						$(1,841,860)

•	Over-the-counter options written as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
AUD Currency	BNP Paribas S.A.	Call	USD	0.92	10/01/13	—	AUD	76,090	$(1,383,992)
USD Currency	Deutsche Bank AG	Call	JPY	110.00	10/03/13	—	USD	13,260	(1)
Nikkei 225 Index	Citibank N.A.	Call	JPY	15,500.00	10/11/13	126		—	(21,792)
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Call	JPY	16,000.00	10/11/13	174,300		—	(7,093)
Nikkei 225 Index	JPMorgan Chase Bank N.A.	Call	JPY	15,500.00	10/11/13	178,200		—	(30,819)
USD Currency	BNP Paribas S.A.	Call	JPY	110.00	10/31/13	—	USD	52,665	(390)
USD Currency	BNP Paribas S.A.	Call	JPY	100.00	10/31/13	—	USD	52,665	(350,270)
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	105.00	10/31/13	—	USD	28,630	(11,103)
USD Currency	JPMorgan Chase Bank N.A.	Call	JPY	105.00	10/31/13	—	USD	76,690	(29,740)
USD Currency	Deutsche Bank AG	Call	CHF	0.98	11/15/13	—	USD	16,880	(4,242)
USD Currency	Deutsche Bank AG	Call	MXN	13.16	11/18/13	—	USD	15,505	(352,833)
EUR Currency	BNP Paribas S.A.	Call	CHF	1.25	12/12/13	—	EUR	15,265	(49,466)
EUR Currency	Deutsche Bank AG	Call	CHF	1.30	12/12/13	—	EUR	15,265	(3,575)
EUR Currency	Citibank N.A.	Put	USD	1.16	10/01/13	—	EUR	191,500	(26)
CNX Nifty Index	Citibank N.A.	Put	INR	5,286.96	10/31/13	266,770		—	(153,022)
CNX Nifty Index	Citibank N.A.	Put	INR	5,000.00	10/31/13	303,532		—	(63,998)
EUR Currency	Citibank N.A.	Put	USD	1.21	11/18/13	—	EUR	18,605	(224)
EUR Currency	Citibank N.A.	Put	USD	1.25	11/18/13	—	EUR	38,820	(7,820)
USD Currency	Deutsche Bank AG	Put	MXN	12.00	11/18/13	—	USD	7,755	(2,889)
USD Currency	Royal Bank of Scotland PLC	Put	MXN	12.00	11/18/13	—	USD	7,750	(2,888)
GBP Currency	Barclays Bank PLC	Put	USD	1.54	12/06/13	—	GBP	31,705	(76,668)
GBP Currency	Deutsche Bank AG	Put	USD	1.50	12/06/13	—	GBP	31,705	(19,987)
EUR Currency	UBS AG	Put	USD	1.30	12/20/13	—	EUR	17,920	(84,407)
EUR Currency	UBS AG	Put	USD	1.30	12/20/13	—	EUR	17,920	(84,407)
EUR Currency	UBS AG	Put	USD	1.29	12/20/13	—	EUR	28,285	(100,320)
EUR Currency	UBS AG	Put	USD	1.29	12/20/13	—	EUR	150,880	(535,136)
Total									$(3,377,108)

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	39

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Over-the-counter credit default swaptions written as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount[2] (000)		Market Value
Sold protection on 5-Year Credit Default Swaps	Citibank N.A.	Put	EUR	500.00	Pay	iTraxx Crossover Series 20 Version 1	BB-	11/20/13	EUR	24,310	$(131,311)
Sold protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Put	EUR	500.00	Pay	iTraxx Crossover Series 20 Version 1	BB-	11/20/13	EUR	36,460	(196,940)
Total											$(328,251)

[1]	Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Over-the-counter interest rate swaptions written as of September 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.50%	Pay	3-month LIBOR	9/12/14	USD	70,320	$(3,552,201)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.50%	Receive	3-month LIBOR	9/12/14	USD	70,320	(1,515,305)
Total									$(5,067,506)

•	Over-the-counter structured options as of September 30, 2013 were as follows:

Description	Counterparty	Expiration Date	Units	Market Value
Dispersion 23% Sinx	Bank of America N.A.	3/21/14	160,000,000	$9,773,877

•	Centrally cleared credit default swaps — buy protection outstanding as of September 30, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 20 Version 1	1.00%	Chicago Mercantile	6/20/18	USD	150,000	$(939,871)
iTraxx Europe Crossover Series 20 Version 1	5.00%	InterContinental Exchange	12/20/18	EUR	11,610	(121,998)
iTraxx Europe Series 20 Version 1	1.00%	InterContinental Exchange	12/20/18	EUR	93,560	180,979
Total						$(880,890)

•	Centrally cleared credit default swaps — sold protection outstanding as of September 30, 2013 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 20 Version 1	5.00%	Chicago Mercantile	6/20/18	B+	USD	70,205	$351,606

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Centrally cleared interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.50%[1]	3-month LIBOR	Chicago Mercantile	N/A		8/02/15	USD	1,778,660	$(3,024,953)
0.48%[1]	3-month LIBOR	Chicago Mercantile	N/A		9/23/15	USD	2,128,485	(1,098,037)
1.17%[1]	3-month LIBOR	Chicago Mercantile	3/02/15	[2]	3/02/16	USD	193,865	(564,089)
1.24%[1]	3-month LIBOR	Chicago Mercantile	3/03/15	[2]	3/03/16	USD	775,470	(2,830,465)
1.28%[1]	3-month LIBOR	Chicago Mercantile	N/A		6/20/18	USD	27,000	94,901
2.23%[1]	3-month LIBOR	Chicago Mercantile	8/01/14	[2]	8/01/19	USD	32,380	(215,162)
2.25%[1]	3-month LIBOR	Chicago Mercantile	8/08/14	[2]	8/08/19	USD	32,705	(221,969)
2.22%[1]	3-month LIBOR	Chicago Mercantile	8/11/14	[2]	8/11/19	USD	32,740	(157,830)

40	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Centrally cleared interest rate swaps outstanding as of September 30, 2013 were as follows: (concluded)

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.94%[3]	3-month LIBOR	Chicago Mercantile	8/29/18[2]	8/29/19	USD	193,865	$470,413
4.02%[3]	3-month LIBOR	Chicago Mercantile	9/04/18[2]	9/04/19	USD	775,470	2,397,753
2.93%[3]	3-month LIBOR	Chicago Mercantile	8/03/15[2]	8/03/20	USD	32,380	208,113
2.90%[3]	3-month LIBOR	Chicago Mercantile	8/10/15[2]	8/10/20	USD	32,740	144,046
2.96%[3]	3-month LIBOR	Chicago Mercantile	8/10/15[2]	8/10/20	USD	32,705	228,843
4.34%[3]	3-month LIBOR	Chicago Mercantile	8/30/18[2]	8/30/23	USD	458,135	3,393,073
3.77%[3]	3-month LIBOR	Chicago Mercantile	N/A	9/03/43	USD	164,640	3,296,109
Total							$2,120,746

1	Fund pays the fixed rate and receives the floating rate.

2	Forward swap.

3	Fund pays the floating rate and receives the fixed rate.

•	Over-the-counter credit default swaps — buy protection outstanding as of September 30, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Kingdom of Spain	1.00%	JPMorgan Chase Bank N.A.	6/20/14	USD	10,100	$(20,789)	$104,029	$(124,818)
Republic of Portugal	1.00%	JPMorgan Chase Bank N.A.	6/20/15	USD	19,150	953,770	971,614	(17,844)
People’s Republic of China	1.00%	UBS AG	9/20/15	USD	10,000	(145,933)	(103,495)	(42,438)
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/15	EUR	82,750	(1,497,986)	(629,151)	(868,835)
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/15	EUR	80,229	(1,452,349)	(609,983)	(842,366)
Republic of Portugal	1.00%	Barclays Bank PLC	12/20/15	USD	1,700	118,390	117,391	999
Republic of Portugal	1.00%	Deutsche Bank AG	12/20/15	USD	2,150	149,729	148,466	1,263
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	145,428	110,052	35,376
Republic of Ireland	1.00%	Citibank N.A.	12/20/16	USD	1,600	(4,425)	236,817	(241,242)
iTraxx Asia.XJ.IG Series 16 Version 1	1.00%	Deutsche Bank AG	12/20/16	USD	5,000	(27,215)	246,181	(273,396)
Republic of Ireland	1.00%	Goldman Sachs Bank USA	12/20/16	USD	4,000	(11,061)	587,320	(598,381)
Transocean Worldwide, Inc.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	4,250	(117,703)	(25,877)	(91,826)
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase Bank N.A.	3/20/17	EUR	1,550	316,314	184,254	132,060
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	3,000	(1,131)	392,238	(393,369)
Republic of Ireland	1.00%	Morgan Stanley Capital Services LLC	3/20/17	USD	7,500	(2,827)	997,830	(1,000,657)
Banco de Sabadell SA	5.00%	BNP Paribas S.A.	6/20/17	EUR	1,105	(120,795)	40,278	(161,073)
Caja de Ahorros Y Pensiones de Barcelona	3.00%	BNP Paribas S.A.	6/20/17	EUR	1,105	(71,702)	(11,539)	(60,163)
Caja de Ahorros Y Pensiones de Barcelona	3.00%	BNP Paribas S.A.	6/20/17	EUR	820	(53,209)	(6,900)	(46,309)
Republic of Portugal	1.00%	Citibank N.A.	6/20/17	USD	6,450	769,177	1,603,901	(834,724)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse International	6/20/17	USD	86,815	(1,559,462)	(721)	(1,558,741)
People’s Republic of China	1.00%	Deutsche Bank AG	6/20/17	USD	7,225	(120,713)	86,623	(207,336)
Commonwealth of Australia	1.00%	UBS AG	6/20/17	USD	10,000	(269,728)	(27,622)	(242,106)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/17	EUR	2,890	(115,124)	296,985	(412,109)
Banco Bilbao Vizcaya Argentaria SA	3.00%	Citibank N.A.	9/20/17	EUR	2,110	(102,325)	96,334	(198,659)
Clariant AG	1.00%	BNP Paribas S.A.	12/20/17	EUR	1,800	1,239	147,630	(146,391)
iTraxx Europe Crossover Series 18 Version 1	5.00%	Citibank N.A.	12/20/17	EUR	20,000	(1,882,914)	(607,892)	(1,275,022)
Henkel AG & Co. KGaA	1.00%	Credit Suisse International	12/20/17	EUR	1,000	(36,244)	(18,481)	(17,763)

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	41

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Over-the-counter credit default swaps — buy protection outstanding as of September 30, 2013 were as follows: (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Diageo PLC	1.00%	Deutsche Bank AG	12/20/17	EUR	1,250	$(40,864)	$(21,758)	$(19,106)
Compagnie de Saint-Gobain SA	1.00%	Goldman Sachs International	12/20/17	EUR	1,200	6,953	38,882	(31,929)
Clariant AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	EUR	3,140	2,114	223,501	(221,387)
Compagnie de Saint-Gobain SA	1.00%	JPMorgan Chase Bank N.A.	12/20/17	EUR	795	4,607	32,236	(27,629)
Hitachi Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/17	JPY	500,000	(150,203)	(72,081)	(78,122)
iTraxx Asia XJ.IG Series 18 Version 1	1.00%	Barclays Bank PLC	12/20/17	USD	10,000	24,515	65,304	(40,789)
Government of Japan	1.00%	HSBC Bank USA N.A.	12/20/17	USD	10,000	(217,014)	(103,739)	(113,275)
iTraxx Asia XJ.IG Series 18 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/17	USD	10,000	24,515	63,306	(38,791)
Finmeccanica SpA	5.00%	Bank of America N.A.	3/20/18	EUR	280	(33,906)	(22,502)	(11,404)
Banco de Sabadell SA	5.00%	Barclays Bank PLC	3/20/18	EUR	930	(107,583)	(39,500)	(68,083)
Deutsche Bank AG	1.00%	Barclays Bank PLC	3/20/18	EUR	4,800	(26,897)	(2,446)	(24,451)
Deutsche Bank AG	1.00%	Citibank N.A.	3/20/18	EUR	1,900	(10,646)	(1,942)	(8,704)
Finmeccanica SpA	5.00%	Credit Suisse International	3/20/18	EUR	100	(12,049)	(6,954)	(5,095)
Marks & Spencer PLC	1.00%	Credit Suisse International	3/20/18	EUR	2,000	42,843	92,723	(49,880)
Compagnie de Saint-Gobain SA	1.00%	JPMorgan Chase Bank N.A.	3/20/18	EUR	920	10,447	36,099	(25,652)
Ricoh Co. Ltd.	1.00%	UBS AG	3/20/18	JPY	500,000	(114,383)	132,610	(246,993)
Republic of Ireland	1.00%	Bank of America N.A.	3/20/18	USD	1,200	12,210	39,679	(27,469)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	9,050	531,610	496,640	34,970
Republic of Korea	1.00%	Citibank N.A.	3/20/18	USD	10,000	(175,026)	(142,097)	(32,929)
Republic of Ireland	1.00%	Deutsche Bank AG	3/20/18	USD	1,400	14,244	46,292	(32,048)
Republic of Indonesia	1.00%	Morgan Stanley Capital Services LLC	3/20/18	USD	10,000	481,924	181,310	300,614
AXA SA	1.00%	Barclays Bank PLC	6/20/18	EUR	6,680	87,757	173,352	(85,595)
Deutsche Telekom SA	1.00%	Barclays Bank PLC	6/20/18	EUR	430	(10,244)	(3,010)	(7,234)
AXA SA	1.00%	BNP Paribas S.A.	6/20/18	EUR	1,850	24,304	96,723	(72,419)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	11,830	1,138,393	1,551,685	(413,292)
iTraxx Sub Financials Series 19 Version 1	1.00%	Citibank N.A.	6/20/18	EUR	2,030	38,950	45,083	(6,133)
AXA SA	1.00%	Credit Suisse International	6/20/18	EUR	1,990	26,144	106,158	(80,014)
Finmeccanica SpA	5.00%	Credit Suisse International	6/20/18	EUR	380	(44,057)	(25,304)	(18,753)
Renault SA	1.00%	Credit Suisse International	6/20/18	EUR	2,250	145,017	196,291	(51,274)
Lafarge SA	1.00%	Deutsche Bank AG	6/20/18	EUR	50	3,888	3,430	458
Banco Bilbao Vizcaya Argentaria SA	3.00%	Goldman Sachs International	6/20/18	EUR	1,090	(47,027)	(5,603)	(41,424)
Clariant AG	1.00%	Goldman Sachs International	6/20/18	EUR	280	2,987	6,319	(3,332)
Credit Agricole SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	1,920	(178,378)	(88,523)	(89,855)
Lafarge SA	1.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	210	16,329	13,171	3,158
Société Générale SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	1,920	(192,739)	(86,340)	(106,399)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	7,475	117,560	126,872	(9,312)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	8,090	127,232	155,513	(28,281)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	8,095	127,311	119,473	7,838
Pernod-Ricard SA	1.00%	Barclays Bank PLC	9/20/18	EUR	100	(783)	14	(797)
Pernod-Ricard SA	1.00%	Barclays Bank PLC	9/20/18	EUR	100	(783)	76	(859)
Pernod-Ricard SA	1.00%	Barclays Bank PLC	9/20/18	EUR	50	(392)	67	(459)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/18	EUR	2,890	(15,076)	103,448	(118,524)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/18	EUR	3,890	(20,292)	139,243	(159,535)
Daimler AG	1.00%	Citibank N.A.	9/20/18	EUR	100	(2,160)	(478)	(1,682)

42	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Over-the-counter credit default swaps — buy protection outstanding as of September 30, 2013 were as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Daimler AG	1.00%	Goldman Sachs International	9/20/18	EUR	100	$(2,160)	$(779)	$(1,381)
Daimler AG	1.00%	Goldman Sachs International	9/20/18	EUR	100	(2,159)	(484)	(1,675)
Daimler AG	1.00%	JPMorgan Chase Bank N.A.	9/20/18	EUR	100	(2,160)	(845)	(1,315)
Pernod Ricard SA	1.00%	JPMorgan Chase Bank N.A.	9/20/18	EUR	100	(783)	1,052	(1,835)
Barrick Gold Corp.	1.00%	Morgan Stanley Capital Services LLC	9/20/18	USD	10,000	703,649	676,886	26,763
Finmeccanica SpA	5.00%	Barclays Bank PLC	12/20/18	EUR	680	(69,493)	(78,817)	9,324
People’s Republic of China	1.00%	Bank of America N.A.	12/20/18	USD	20,000	(170,548)	(146,748)	(23,800)
KB Home	5.00%	Credit Suisse International	12/20/18	USD	2,500	(176,381)	(163,260)	(13,121)
People’s Republic of China	1.00%	Deutsche Bank AG	12/20/18	USD	5,600	(34,823)	(30,194)	(4,629)
People’s Republic of China	1.00%	Deutsche Bank AG	12/20/18	USD	2,800	(17,412)	(12,313)	(5,099)
People’s Republic of China	1.00%	Deutsche Bank AG	12/20/18	USD	2,800	(17,412)	(12,313)	(5,099)
Beazer Homes USA, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	5,000	(11,140)	(40,136)	28,996
KB Home	5.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	2,500	(176,381)	(147,941)	(28,440)
Republic of Korea	1.00%	JPMorgan Chase Bank N.A.	3/20/23	USD	10,000	(2,937)	17,573	(20,510)
CMBX.NA Series 4 AAA	0.35%	Deutsche Bank AG	2/17/51	USD	16,761	517,799	997,303	(479,504)
Total						$(3,010,577)	$9,048,489	$(12,059,066)

•	Over-the-counter credit default swaps — sold protection outstanding as of September 30, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas S.A.	9/20/16	Not Rated	EUR	950	$(237,594)	$(168,991)	$(68,603)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	Not Rated	EUR	750	(137,354)	(38,466)	(98,888)
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank N.A.	9/20/16	Not Rated	EUR	750	(187,574)	(74,339)	(113,235)
Republic of Italy	1.00%	Citibank N.A.	12/20/16	BBB	USD	1,600	(51,602)	(163,016)	111,414
Republic of Italy	1.00%	Goldman Sachs Bank USA	12/20/16	BBB	USD	4,000	(129,007)	(405,792)	276,785
CDX.NA.IG Series 18 Version 1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	86,815	1,559,463	66,055	1,493,408
Sunrise Communications Holdings SA	5.00%	Citibank N.A.	6/20/17	B-	EUR	1,750	156,136	(111,203)	267,339
Ardagh Packaging Finance PLC	5.00%	Barclays Bank PLC	9/20/17	CCC+	EUR	540	22,058	(44,976)	67,034
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	9/20/17	CCC+	EUR	820	33,496	(70,181)	103,677
E.ON AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	A-	EUR	1,600	25,731	17,496	8,235
Imperial Tobacco Group PLC	1.00%	Deutsche Bank AG	12/20/17	BBB	EUR	2,400	49,508	14,682	34,826
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/17	A-	EUR	62,050	626,203	(504,742)	1,130,945
iTraxx Europe Series 18 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/17	A-	EUR	41,400	417,805	(336,766)	754,571
Sunrise Communications Holdings SA	5.00%	Credit Suisse International	12/20/17	B-	EUR	920	73,415	34,977	38,438
Sunrise Communications Holdings SA	5.00%	Goldman Sachs International	12/20/17	B-	EUR	1,070	85,386	31,736	53,650
ThyssenKrupp AG	1.00%	Credit Suisse International	12/20/17	BB	EUR	2,300	(200,693)	(217,015)	16,322
ThyssenKrupp AG	1.00%	Goldman Sachs International	12/20/17	BB	EUR	1,100	(95,984)	(106,510)	10,526
ThyssenKrupp AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	BB	EUR	1,040	(90,748)	(100,700)	9,952
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	3/20/18	CCC+	EUR	830	17,334	8,968	8,366

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	43

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Over-the-counter credit default swaps — sold protection outstanding as of September 30, 2013 were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ardagh Packaging Finance PLC	5.00%	Deutsche Bank AG	3/20/18	CCC+	EUR	880	$18,379	$9,932	$8,447
Glencore Xstrata PLC	1.00%	JPMorgan Chase Bank N.A.	3/20/18	BBB	EUR	4,040	(177,233)	(192,471)	15,238
Intesa Sanpaolo SpA	1.00%	Bank of America N.A.	3/20/18	BBB	EUR	3,350	(288,080)	(298,958)	10,878
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	EUR	6,750	(397,846)	(375,171)	(22,675)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	USD	105	(6,167)	(7,552)	1,385
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	1,000	157,695	43,821	113,874
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	990	156,118	55,462	100,656
Schaeffler Finance BV	5.00%	Credit Suisse International	3/20/18	B+	EUR	1,000	157,695	47,931	109,764
Schaeffler Finance BV	5.00%	Credit Suisse International	3/20/18	B+	EUR	990	156,118	55,462	100,656
Sunrise Communications Holdings SA	5.00%	Citibank N.A.	3/20/18	B-	EUR	960	68,288	37,081	31,207
Sunrise Communications Holdings SA	5.00%	Goldman Sachs International	3/20/18	B-	EUR	1,010	71,845	44,105	27,740
Swiss Reinsurance Co. Ltd.	1.00%	Barclays Bank PLC	3/20/18	AA-	EUR	4,800	57,814	9,356	48,458
Swiss Reinsurance Co. Ltd.	1.00%	Citibank N.A.	3/20/18	AA-	EUR	1,900	22,885	3,039	19,846
ThyssenKrupp AG	1.00%	Credit Suisse International	3/20/18	BB	EUR	1,950	(192,022)	(151,562)	(40,460)
Ttmtin	5.00%	Credit Suisse International	3/20/18	BB	EUR	2,000	294,738	216,949	77,789
UniCredit SpA	3.00%	Barclays Bank PLC	3/20/18	BBB	EUR	1,650	16,828	4,048	12,780
UniCredit SpA	3.00%	JPMorgan Chase Bank N.A.	3/20/18	BBB	EUR	3,350	34,166	17,161	17,005
Allianz SE	1.00%	JPMorgan Chase Bank N.A.	6/20/18	AA	EUR	4,220	84,195	(10,536)	94,731
ArcelorMittal	1.00%	Deutsche Bank AG	6/20/18	BB+	EUR	35	(4,781)	(5,073)	292
ArcelorMittal	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BB+	EUR	150	(20,493)	(21,104)	611
Aviva PLC	1.00%	Barclays Bank PLC	6/20/18	Not Rated	EUR	6,680	(133,161)	(162,028)	28,867
Aviva PLC	1.00%	BNP Paribas S.A.	6/20/18	Not Rated	EUR	1,850	(36,878)	(95,738)	58,860
Aviva PLC	1.00%	Credit Suisse International	6/20/18	Not Rated	EUR	1,990	(39,669)	(102,453)	62,784
Compagnie de Saint-Gobain SA	1.00%	Bank of America N.A.	6/20/18	BBB	EUR	2,915	(49,692)	(81,247)	31,555
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/18	A	EUR	1,900	4,910	(6,052)	10,962
France Telecom SA	1.00%	Barclays Bank PLC	6/20/18	BBB+	EUR	430	2,104	(3,783)	5,887
Glencore Xstrata PLC	1.00%	Citibank N.A.	6/20/18	BBB	EUR	2,370	(124,848)	(165,065)	40,217
Glencore Xstrata PLC	1.00%	Credit Suisse International	6/20/18	BBB	EUR	2,270	(119,581)	(93,704)	(25,877)
Glencore Xstrata PLC	1.00%	Goldman Sachs International	6/20/18	BBB	EUR	1,095	(57,683)	(84,298)	26,615
Glencore Xstrata PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB	EUR	2,310	(121,688)	(99,287)	(22,401)
Glencore Xstrata PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB	EUR	2,180	(114,840)	(171,246)	56,406
Glencore Xstrata PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB	EUR	1,085	(57,157)	(76,407)	19,250
iTraxx Sub Financials Series 19 Version 1	1.00%	Barclays Bank PLC	6/20/18	A	EUR	7,120	(136,615)	(150,249)	13,634
iTraxx Sub Financials Series 19 Version 1	1.00%	Barclays Bank PLC	6/20/18	A	EUR	3,434	(65,890)	(85,119)	19,229
iTraxx Sub Financials Series 19 Version 1	1.00%	Barclays Bank PLC	6/20/18	A	EUR	1,515	(29,069)	(59,879)	30,810
iTraxx Sub Financials Series 19 Version 1	1.00%	Deutsche Bank AG	6/20/18	A	EUR	8,180	(156,954)	(179,756)	22,802
iTraxx Sub Financials Series 19 Version 1	1.00%	JPMorgan Chase Bank N.A.	6/20/18	A	EUR	19,400	(372,239)	(537,869)	165,630
Muenchener Rueckversicherungs AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	Not Rated	EUR	4,220	83,514	35,945	47,569
RWE AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB+	EUR	4,060	24,273	46,200	(21,927)

44	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Over-the-counter credit default swaps — sold protection outstanding as of September 30, 2013 were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Schaeffler Finance BV	5.00%	Barclays Bank PLC	6/20/18	B+	EUR	1,000	$155,898	$129,457	$26,441
Solvay SA	1.00%	Credit Suisse International	6/20/18	BBB+	EUR	2,270	9,039	2,329	6,710
Sunrise Communications Holdings SA	5.00%	Credit Suisse International	6/20/18	B-	EUR	1,000	61,875	59,285	2,590
Techem GmbH	5.00%	Credit Suisse International	6/20/18	B+	EUR	2,280	245,115	210,970	34,145
Telecom Italia SpA	1.00%	Bank of America N.A.	6/20/18	BBB-	EUR	2,180	(261,653)	(260,378)	(1,275)
Telecom Italia SpA	1.00%	Barclays Bank PLC	6/20/18	BBB-	EUR	1,085	(130,226)	(141,371)	11,145
Telecom Italia SpA	1.00%	Goldman Sachs International	6/20/18	BBB-	EUR	1,095	(131,426)	(125,351)	(6,075)
Tesco PLC	1.00%	Goldman Sachs International	6/20/18	BBB+	EUR	4,070	69,101	52,823	16,278
ThyssenKrupp AG	1.00%	Barclays Bank PLC	6/20/18	BB	EUR	1,000	(109,935)	(76,662)	(33,273)
Vinci SA	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB+	EUR	2,270	7,406	3,686	3,720
Vivendi SA	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB	EUR	2,310	(45,266)	(33,200)	(12,066)
General Electric Capital	1.00%	Deutsche Bank AG	9/20/18	AA+	USD	18,125	136,974	(152,374)	289,348
Goldman Sachs Group, Inc.	1.00%	Bank of America N.A.	9/20/18	A-	USD	14,565	(137,468)	(290,138)	152,670
Goldman Sachs Group, Inc.	1.00%	Deutsche Bank AG	9/20/18	A-	USD	8,785	(82,915)	(139,040)	56,125
Noble Holdings International Ltd.	1.00%	Bank of America N.A.	9/20/18	BBB+	USD	4,727	(85,789)	(119,899)	34,110
RWE AG	1.00%	Bank of America N.A.	9/20/18	BBB+	EUR	100	330	294	36
RWE AG	1.00%	Barclays Bank PLC	9/20/18	BBB+	EUR	100	331	(624)	955
RWE AG	1.00%	Barclays Bank PLC	9/20/18	BBB+	EUR	100	330	294	36
RWE AG	1.00%	Barclays Bank PLC	9/20/18	BBB+	EUR	50	165	55	110
Telecom Italia SpA	1.00%	Goldman Sachs International	9/20/18	BBB-	EUR	3,050	(404,164)	(455,424)	51,260
ThyssenKrupp AG	1.00%	Bank of America N.A.	9/20/18	BB	EUR	567	(68,786)	(65,674)	(3,112)
Toll Brothers, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BB+	USD	11,340	(401,384)	(547,568)	146,184
Toll Brothers, Inc.	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BB+	USD	3,785	(133,971)	(179,270)	45,299
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/18	BBB	USD	6,890	(80,685)	(77,413)	(3,272)
Valero Energy Corp.	1.00%	Deutsche Bank AG	9/20/18	BBB	USD	5,873	(68,769)	(79,518)	10,749
Valero Energy Corp.	1.00%	Goldman Sachs International	9/20/18	BBB	USD	6,890	(80,685)	(77,413)	(3,272)
Vodafone Group PLC	1.00%	Goldman Sachs International	9/20/18	A-	EUR	100	2,280	540	1,740
Vodafone Group PLC	1.00%	Goldman Sachs International	9/20/18	A-	EUR	100	2,280	840	1,440
Vodafone Group PLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	A-	EUR	100	2,280	380	1,900
Vodafone Group PLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	A-	EUR	100	2,280	845	1,435
K. Hovnanian Enterprises, Inc.	5.00%	Credit Suisse International	12/20/18	CCC	USD	2,500	(66,505)	(66,738)	233
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	CCC	USD	5,000	(133,010)	(119,747)	(13,263)
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	CCC	USD	2,500	(66,505)	(71,620)	5,115
Noble Corp.	1.00%	Credit Suisse International	12/20/18	BBB+	USD	10,460	(236,623)	(228,995)	(7,628)
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/18	CCC	EUR	610	(330,188)	(330,188)	—
Toll Brothers, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/18	BB+	USD	5,000	(206,256)	(195,331)	(10,925)
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA+	USD	4,575	(353,621)	(344,279)	(9,342)
Republic of France	0.25%	Citibank N.A.	6/20/23	AA+	USD	4,940	(381,834)	(392,587)	10,753
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA+	USD	4,935	(381,447)	(364,417)	(17,030)

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	45

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Over-the-counter credit default swaps — sold protection outstanding as of September 30, 2013 were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB-	USD	1,925	$(205,237)	$(285,468)	$80,231
CMBX.NA Series 6 BBB-	3.00%	Credit Suisse International	5/11/63	BBB-	USD	4,305	(415,935)	(391,089)	(24,846)
Total							$(3,659,641)	$(9,908,876)	$6,249,235

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Over-the-counter interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.41%[1]	3-month LIBOR	Deutsche Bank AG	N/A		3/22/15	USD	59,800	$(41,929)	—	$(41,929)
4.52%[2]	28-day Mexican Interbank Rate	JPMorgan Chase Bank N.A.	9/11/14	[3]	9/10/15	MXN	2,586,320	162,061	—	162,061
3.27%[1]	3-month LIBOR	Deutsche Bank AG	N/A		5/16/21	USD	5,230	(417,900)	—	(417,900)
2.05%[2]	3-month LIBOR	Deutsche Bank AG	N/A		3/22/23	USD	1,300	(70,253)	—	(70,253)
1.94%[2]	3-month LIBOR	Citibank N.A.	N/A		4/08/23	USD	18,900	(1,064,965)	—	(1,064,965)
2.31%[1]	3-month LIBOR	Deutsche Bank AG	N/A		5/31/23	USD	5,800	164,226	—	164,226
2.80%[1]	3-month LIBOR	Barclays Bank PLC	N/A		4/23/43	USD	24,770	3,669,707	—	3,669,707
2.80%[1]	3-month LIBOR	Deutsche Bank AG	N/A		4/23/43	USD	25,210	3,734,893	—	3,734,893
3.04%[1]	3-month LIBOR	Barclays Bank PLC	N/A		5/23/43	USD	56,100	6,048,255	—	6,048,255
3.05%[1]	3-month LIBOR	Deutsche Bank AG	N/A		5/24/43	USD	87,015	8,966,862	—	8,966,862
3.15%[2]	3-month LIBOR	UBS AG	N/A		6/10/43	USD	7,440	(661,647)	—	(661,647)
3.23%[1]	3-month LIBOR	Goldman Sachs International	N/A		6/11/43	USD	7,440	543,782	—	543,782
Total								$21,033,092	—	$21,033,092

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

•	Over-the-counter total return swaps outstanding as of September 30, 2013 were as follows:

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Nokia Oyj	3-month EURIBOR minus 2.00%[1]	Citibank N.A.	5/23/14	EUR	279	$(789,600)	—	$(789,600)
Nokia Oyj	3-month EURIBOR minus 1.50%[1]	JPMorgan Chase Bank N.A.	5/26/14	EUR	279	(789,090)	—	(789,090)
Nokia Oyj	3-month EURIBOR minus 1.25%[1]	BNP Paribas S.A.	6/20/14	EUR	23	(61,164)	$(390)	(60,774)
Nokia Oyj	3-month EURIBOR minus 1.25%[1]	Bank of America N.A.	7/01/14	EUR	57	(142,963)	—	(142,963)
Nokia Oyj	3-month EURIBOR[1]	JPMorgan Chase Bank N.A.	9/11/14	EUR	33	(20,873)	—	(20,873)

46	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Over-the-counter total return swaps outstanding as of September 30, 2013 were as follows: (concluded)

Reference Entity	Fixed Rate(Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Nokia Oyj	3-month EURIBOR minus 0.25%[1]	JPMorgan Chase Bank N.A.	9/15/14	EUR	20	$(284)	—	$(284)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	17,453	(413,806)	$(290,877)	(122,929)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	24,868	(389,880)	(96,284)	(293,596)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	24,868	(389,881)	(42,743)	(347,138)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	23,874	(374,285)	(209,864)	(164,421)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	23,874	(374,285)	(162,476)	(211,809)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citibank N.A.	1/12/42	USD	8,172	169,501	11,492	158,009
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/42	USD	16,762	347,662	17,023	330,639
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/42	USD	9,902	(205,381)	20,113	(225,494)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/42	USD	9,007	186,822	(300,504)	487,326
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/43	USD	22,044	32,821	44,056	(11,235)
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs Bank USA	1/12/43	USD	13,208	19,665	49,859	(30,194)
Total						$(3,195,021)	$(960,595)	$(2,234,426)

[1]	Fund pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.

[2]	Fund pays the floating rate and receives the total return of the reference entity.

[3]	Fund pays the total return of the reference entity and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	47

Consolidated Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$619,955,068	$403,486,246	$1,023,441,314
Common Stocks	$3,316,720	736,337	—	4,053,057
Corporate Bonds	—	1,571,818,360	24,597,557	1,596,415,917
Floating Rate Loan Interests	—	243,194,057	15,606,850	258,800,907
Foreign Agency Obligations	—	112,965,235	—	112,965,235
Foreign Government Obligations	—	438,154,894	—	438,154,894
Investment Companies	185,315,260	—	—	185,315,260
Non-Agency Mortgage-Backed Securities	—	1,032,918,524	105,870,923	1,138,789,447
Preferred Securities	54,278,673	43,589,721	—	97,868,394
Taxable Municipal Bonds	—	141,068,140	—	141,068,140
U.S. Government Sponsored Agency Securities	—	4,999,946,638	82,378,692	5,082,325,330
U.S. Treasury Obligations	—	1,414,806,975	—	1,414,806,975
Short-Term Securities:
Borrowed Bond Agreements	—	772,641,593	—	772,641,593
Money Market Funds	929,528,769	—	—	929,528,769
Options Purchased:
Credit Contracts	—	1,361,656	—	1,361,656
Equity Contracts	6,645,762	13,539,087	—	20,184,849
Foreign Currency Exchange Contracts	—	4,308,394	—	4,308,394
Interest Rate Contracts	72,662	1,304,956	—	1,377,618
Liabilities:
Investments:
TBA Sale Commitments	—	(2,779,222,385)	—	(2,779,222,385)
Borrowed Bonds	—	(744,351,349)	—	(744,351,349)
Total	$1,179,157,846	$7,888,735,901	$631,940,268	$9,699,834,015

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$7,923,084	—	$7,923,084
Equity contracts	$147,894	—	—	147,894
Foreign currency exchange contracts	64,577	2,221,590	—	2,286,167
Interest rate contracts	7,740,186	34,499,011	—	42,239,197
Liabilities:			—
Credit contracts	—	(14,590,450)	—	(14,590,450)
Equity contracts	(1,051,015)	(2,017,491)	—	(3,068,506)
Foreign currency exchange contracts	(44,749)	(26,508,478)	—	(26,553,227)
Interest rate contracts	(59,800,377)	(11,776,015)	—	(71,576,392)
Total	$(52,943,484)	$(10,248,749)	—	$(63,192,233)

[1]    Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

48	BLACKROCK FUNDS II	SEPTEMBER 30, 2013

Consolidated Schedule of Investments (concluded)	BlackRock Strategic Income Opportunities Portfolio

•

Certain of the Fund’s assets and/or liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,838,670	—	—	$2,838,670
Foreign currency at value	39,671,426	—	—	39,671,426
Cash pledged for financial futures contracts	37,547,000	—	—	37,547,000
Cash pledged for centrally cleared swaps	27,020,000	—	—	27,020,000
Cash pledged as collateral for reverse repurchase agreements	1,048,559	—	—	1,048,559
Cash pledged as collateral for over-the-counter derivatives	10,386,000	—	—	10,386,000
Liabilities:
Reverse repurchase agreements	—	$(2,148,634)	—	(2,148,634)
Cash received as collateral for reverse repurchase agreements	—	(2,315,511)	—	(2,315,511)
Cash received as collateral for over-the-counter derivatives	—	(17,450,000)	—	(17,450,000)
Total	$118,511,655	$(21,914,145)	—	$96,597,510

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Collateralized Debt Obligations	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of December 31, 2012	$25,798,649	$137,623,895	$32,329,000	$14,358,118	$69,654,667	—	$279,764,329
Transfers into Level 3	4,390,400	—	—	1,966,369	2,046,650	—	8,403,419
Transfers out of Level 3	(11,195,696)	—	—	(3,690,071)	(22,094,235)	—	(36,980,002)
Other[2]	124,309,306	(137,623,895)	—	—	13,314,589	—	—
Accrued discounts/premiums	668,210	—	(2,035)	17,597	47,491	$5,165	736,428
Net realized gain (loss)	3,815,524	—	(8,667)	88,696	802,954	112,314	4,810,821
Net change in unrealized appreciation/depreciation[3]	(3,563,036)	—	(258,607)	26,298	159,172	1,819,095	(1,817,078)
Purchases	363,243,551	—	14,652,866	8,354,700	55,692,706	85,714,790	527,658,613
Sales	(103,980,662)	—	(22,115,000)	(5,514,857)	(13,753,071)	(5,272,672)	(150,636,262)
Closing Balance, as of September 30, 2013	$403,486,246	—	$24,597,557	$15,606,850	$105,870,923	$82,378,692	$631,940,268

[2]

Transfers into and out of Level 3 are the result of a reclassification of certain Level 3 Investments between Asset-Backed Securities, Collateralized Debt Obligations and Non-Agency Mortgage-Backed Securities and not the result of the investments transferring into or out of Level 3.

[3]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2013 was $134,853.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	SEPTEMBER 30, 2013	49

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: November 25, 2013